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Annual Report

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
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Merrill Lynch Premier Institutional Fund
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Merrill Lynch Institutional Fund
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Merrill Lynch Government Fund
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Merrill Lynch Treasury Fund
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Merrill Lynch Institutional Tax-Exempt Fund
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April 30, 2003
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

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Dear Shareholder:
     We are pleased to provide you with this Annual Report for the Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the year ended April 30, 2003, the Fund's net yield was 1.60%. The Fund's seven-day net annualized yield as of April 30, 2003 was 1.24%. The average portfolio maturity for Master Premier Institutional Fund at April 30, 2003 was 60 days, compared to 52 days at April 30, 2002.

     The U.S. economy experienced a slowdown in growth that was more pronounced than many had anticipated. First quarter of 2003 gross domestic product growth was an anemic 1.6%, and based on current numbers, it seems that the second quarter may be at 1% or below. Non-farm payroll growth was negative for the past three months. Confidence has eroded as the war in Iraq, and the resulting spike in oil prices, put consumers in a pinch. There have been some positive earnings reports, but most have been more attributable to cost cutting than improving business conditions. One positive has been the impressive spread tightening in the corporate bond market, which has allowed companies that were previously excluded to gain renewed access to capital. In addition, the President's tax plan may provide some fiscal stimulus to the economy in the second half of the year.

     The U.S. Treasury market has been quite volatile over the past several months as spotty economic data, combined with the ebb and flow of the war, left investors struggling to project the course of interest rates. While the Federal Reserve Board remains confident that the conditions for economic growth are in place, it recently moved to an easing bias in light of persistent disinflation. Many investors believe that continued weak numbers, not negatively influenced by the war, will lead the Federal Reserve Board to ease monetary policy again at its meeting in late June and, as such, have moved yields in the front end back to historical lows.

     The past six months have seen short-end yields fall steadily. Earlier in the period, we were comfortable adding longer-dated fixed rate securities, given the likelihood of further interest rate cuts and the positive slope of the yield curve between one and two years. We favored callable notes, since in periods of high volatility these bonds offer both superior yields and option-adjusted spreads compared to straight bullet structures.

     The yield curve has flattened dramatically and as it is our view that the curve could steepen again in the next six months, we are being mindful of our entry points on longer-dated securities. Our focus has turned to variable rate products, which in this current environment provides yields equaling or exceeding those of one-year fixed rate bank paper. With variable rates, we are able to incur minimal interest rate risk, which could prove vital if market sentiment shifts and interest rates begin to increase. Since our view has changed very little over the past six months, the Fund's average life has been in a relatively narrow range between 55 days-65 days for the majority of the period. Recently, we have allowed our average life to drift lower during periods when external events have driven yields excessively low. The next few months will certainly represent a very important period as the market and the Federal Reserve Board digest economic numbers to determine whether the economy is truly on the road to recovery or if more aggressive monetary stimulus will be required.

Merrill Lynch Institutional Fund

     For the year ended April 30, 2003, the Fund's net yield was 1.53%. The Fund's seven-day net annualized yield as of April 30, 2003 was 1.15%. The average portfolio maturity for Master Institutional Fund at April 30, 2003 was 55 days compared to 53 days at April 30, 2002.

     The U.S. economy experienced a slowdown in growth that was more pronounced than many had anticipated. First quarter of 2003 gross domestic product growth was an anemic 1.6%, and based on current numbers, it seems that the second quarter may be at 1% or below. Non-farm payroll growth was negative for the past three months. Confidence has eroded as the war in Iraq, and the resulting spike in oil prices, put consumers in a pinch. There have been some positive earnings reports, but most have been more attributable to cost cutting than improving business conditions. One positive has been the impressive spread tightening in the corporate bond market, which has allowed companies that were previously excluded to gain renewed access to capital. In addition, the President's tax plan may provide some fiscal stimulus to the economy in the second half of the year.

     The U.S. Treasury market has been quite volatile over the past several months as spotty economic data, combined with the ebb and flow of the war, left investors struggling to project the course of interest rates. While the Federal Reserve Board remains confident that the conditions for economic growth are in place, they recently moved to an easing bias in light of persistent disinflation. Many investors believe that continued weak numbers, not negatively influenced by the war, will lead the Federal Reserve Board to ease monetary policy again at its meeting in late June and, as such, have moved yields in the front end back to historical lows.

     The past six months have seen short-end yields fall steadily. Earlier in the period, we were comfortable adding longer-dated fixed rate securities, given the likelihood of further interest rate cuts and the positive slope of the yield curve between one and two years. We favored callable notes, since in periods of high volatility these bonds offer both superior yields and option-adjusted spreads compared to straight bullet structures.

     The yield curve has flattened dramatically and as it is our view that the curve could steepen again in the next six months, we are being mindful of our entry points on longer-dated securities. Our focus has turned to variable rate products, which in this current environment provides yields equaling or exceeding those of one-year fixed rate bank paper. With variable rates, we are able to incur minimal interest rate risk, which could prove vital if market sentiment shifts and interest rates begin to increase. Since our view has changed very little over the past six months, the Fund's average life has been in a relatively narrow range between 55 days-65 days for the majority of the period. Recently, we have allowed our average life to drift lower during periods when external events have driven yields excessively low. The next few months will certainly represent a very important period as the market and the Federal Reserve Board digest economic numbers to determine whether the economy is truly on the road to recovery or if more aggressive monetary stimulus will be required.

Merrill Lynch Government Fund

     For the year ended April 30, 2003, the Fund's net yield was 1.51%. The Fund's seven-day net annualized yield as of April 30, 2003 was 1.16%. The average portfolio maturity for Merrill Lynch Government Fund at April 30, 2003 was 53 days compared to 58 days at April 30, 2002.

     For the six-month period ended April 30, 2003, we continued to believe that interest rates would trade in a narrow range as the Federal Reserve Board held the overnight rate at 1.25% for most of the period. While interest rates proceeded to fall to their lowest levels in over 40 years, the economy continued to exhibit few signs that a broad-based recovery was imminent.

     As the period began, we held the Fund's average life near the 60-day limit. Quality spreads continued to compress which resulted in agency securities remaining one of the strongest performing asset classes during the period. Initially, we experienced a high amount of daily asset volatility that tempered our ability to participate in longer-dated securities. As the period progressed, we increased our floating rate position to more than 50% in deference to narrow quality spreads and as a hedge against rising interest rates. The yields attained by these instruments mirrored financing levels better than short-term agency discount notes. In the longer end, we added discounted two-year agency issues with short call provisions for additional yield and price appreciation. We added one-year agency issues, when their yields were attractively priced relative to the London Interbank Offered Rate curve.

     Looking ahead, we believe that despite the resolution of the military conflict in Iraq, the outlook for the direction of interest rates remains guarded. Our increased commitment to the floating-rate sector should insulate any backup in interest rates while reducing our dependence on repurchase agreements. We will endeavor to maintain our repurchase agreement position below 40% to protect against any sudden drop in interest rates. Additionally, we expect the yield curve to steepen as the Treasury's need for longer-term funding grows.

Merrill Lynch Treasury Fund

     For the year ended April 30, 2003, the Fund's net yield was 1.36%. The Fund's seven-day net annualized yield as of April 30, 2003 was 1.00%. The average portfolio maturity for Merrill Lynch Treasury Fund at April 30, 2003 was 58 days, unchanged from 58 days at April 30, 2002.

     During the six-month period ended April 30, 2003, we maintained the Fund's average life at or near the 60-day limit as interest rates moved toward lower levels. Record issuance in U.S. Treasury bills kept the yield curve flat with few issues trading special while the two-year sector continued to be issued at $27 billion per month.

     During the period, our intention was to take advantage of an economy that lacked momentum. Our strategy in the front end of the yield curve was to roll the four-week Treasury bills for liquidity and selectively invest in the six-month sector for yield as levels rose above financing (1.25%). The area we chose for the longer end was the 12-month to 18-month sector for yield and price appreciation. Our involvement was limited, given the Fund's average life constraints and a volatile asset base. After year end, we believed that longer-term interest rates had declined to unattractive levels provided that the Federal Reserve Board remained on the sidelines. While we could not rule out another accommodative move by the Federal Reserve Board, we felt it was more prudent to limit any purchases to the six-month sector. This enabled us to stabilize the dividend against any sudden move in interest rates, while allowing us to trade the volatility swings in the two-year sector. Later in the period, we added two-year notes to our core position, based upon the belief that excess economic capacity would still exceed demand despite a favorable outcome in the Iraqi war.

     Looking ahead, we remain cautious as to the near-term direction of interest rates. Our expectation is for a steeper yield curve as the Treasury's need for longer-term funding grows.

Merrill Lynch Institutional Tax-Exempt Fund

     For the year ended April 30, 2003, the Fund's net yield was 1.22%. The Fund's seven-day net annualized yield as of April 30, 2003 was 1.16%. The average portfolio maturity for Master Institutional Tax-Exempt Fund at April 30, 2003 was 33 days compared to 32 days at April 30, 2002.

     During the course of the six-month period ended April 30, 2003, the short-term municipal market experienced two different interest rate environments, both driven by excesses in supply and demand. The period began with an overabundance of municipal issuance and limited investor demand in an environment that was perceived to be one of moderate economic growth. California brought to the market two large multi-billion dollar issues, while other municipalities also increased their borrowing as a result of lower tax revenues from the sluggish economy. Despite yields on one-year municipal notes in the 1.70%-1.80% range, yields on variable rate demand note securities rose to the 1.80%-1.90% range. With the Fund's net assets remaining relatively stable, we were able to focus our attention on taking advantage of the higher yields offered by variable rate demand note (VRDN) securities. In addition, we were also able to selectively pursue longer-dated municipal notes and lock in attractive tax-exempt yields while maintaining a neutral investment strategy with an average life in the 50-day range. This strategy proved successful. However, at the November 6, 2002 Federal Open Market Committee meeting, the Federal Reserve Board lowered the Federal Funds rate 50 basis points (.50%). This reduction in short-term interest rates forced investors to scramble to purchase a limited supply of longer-dated municipal notes, as they rallied more than over 50 basis points to the 1.20% level by early December and again to the 1.10% level by April 30, 2003. Yields on VRDN securities followed suit, but at a slower pace. At the same time, the Fund experienced a surge in subscriptions resulting in record high assets of over $8.4 billion before ending the period at approximately $8.2 billion. With the municipal note yield levels at historical lows and the short-term municipal yield curve extremely flat, we concentrated on meeting new subscriptions by purchasing VRDN securities. This investment strategy was utilized for the remainder of the period as a limited amount of attractive opportunities existed in longer-dated municipal note offerings. In addition, as the Middle East conflict unfolded and domestic economic activity was neutralized by the conflict, there continued to be a limited amount of investment opportunities in the short-term municipal market. We allowed the Fund's average life to decline from the 35-day-40-day range by the end of the period. The Fund continued to offer shareholders an attractive tax-exempt yield by maintaining historically high ratio levels compared to its taxable counterparts over the duration of the period.

     Despite the difficult market conditions as well as the large growth experienced by the Fund over the course of the year, we were able to meet the challenges by adjusting our trading strategy accordingly. Our investment strategy proved beneficial to the shareholders, as the Fund outperformed the average of its peer group over the course of the fiscal year.

     Going forward, we are entering a difficult time for the short-term municipal markets, as we need to evaluate the changing events of the Middle East as well as its effects on the domestic economy and the Federal Reserve Board's reaction. Additionally, with yields on longer-dated municipal notes at historical lows, we are anticipating that because of sluggish economic conditions, states and municipalities will be increasing their annual short-term borrowings to meet projected budget deficits. We must carefully assess both the credit and market implications as we devise our portfolio strategy in the coming months.

     We thank you for your investment in Merrill Lynch Funds For Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn                      /s/ P. Michael Walsh
------------------------------------    ----------------------------------------
Terry K. Glenn                          P. Michael Walsh
President and Trustee                   Vice President and Portfolio Manager
Merrill Lynch Funds For                 Merrill Lynch Premier
Institutions Series                     Institutional Fund
                                        Merrill Lynch Institutional Fund


/s/ Kevin A. Schiatta                   /s/ John Ng
------------------------------------    ----------------------------------------
Kevin A. Schiatta                       John Ng
Vice President and Portfolio Manager    Vice President and Portfolio Manager
Merrill Lynch Institutional             Merrill Lynch Government Fund
Tax-Exempt Fund                         Merrill Lynch Treasury Fund


June 20, 2003

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Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Investment in the Master Premier Institutional Fund, at
 value (identified cost $44,568,231,507) (Note 1a) .............................    $44,595,645,822
Prepaid expense ................................................................            337,916
                                                                                    ---------------
   Total assets ................................................................     44,595,983,738
                                                                                    ---------------
Liabilities:
Administration fee payable (Note 2) ............................................          4,034,307
Dividends payable ..............................................................         15,024,795
Accrued expenses ...............................................................            264,327
                                                                                    ---------------
   Total liabilities ...........................................................         19,323,429
                                                                                    ---------------
Net Assets: (Equivalent to $1.00 per share, offering and
 redemption price, based on 44,549,245,994 shares of
 beneficial interest outstanding) ..............................................    $44,576,660,309
                                                                                    ===============
Net Assets Consist of:
Paid-in capital ................................................................    $44,549,245,994
Unrealized appreciation ........................................................         27,414,315
                                                                                    ---------------
Total ..........................................................................    $44,576,660,309
                                                                                    ===============

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Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 2003
--------------------------------------------------------------------------------

Investment Income:
Income allocated from the Master Premier Institutional Fund ....................    $ 854,256,304
Expenses allocated from Master Premier Institutional Fund ......................      (25,609,643)
                                                                                    -------------
   Total investment income .....................................................      828,646,661
                                                                                    -------------
Expenses:
Administration fee (Note 2) ....................................................       49,149,268
Registration fees ..............................................................        1,673,675
Legal and audit fees ...........................................................          551,971
Accounting services ............................................................          491,193
Insurance ......................................................................          316,828
Dividend and transfer agency fees ..............................................          314,483
Trustees' fees (Note 5) ........................................................          184,173
Printing and shareholder reports ...............................................          158,140
Miscellaneous ..................................................................          216,608
                                                                                    -------------
   Total expense ...............................................................       53,056,339
                                                                                    -------------
   Net investment income .......................................................      775,590,322
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions
 allocated from Master Premier Institutional Fund ...............    $6,270,875
Net unrealized appreciation of investments ......................     1,610,421
                                                                     ----------
   Net realized and unrealized gain on investments .............................        7,881,296
                                                                                    -------------
Net Increase in Net Assets Resulting From Operations ...........................    $ 783,471,618
                                                                                    =============

See Notes to Financial Statements.

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Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Year Ended April 30,
                                                                  ---------------------------------------
                                                                         2003                  2002
                                                                  ---------------------------------------
Increase (Decrease) in Net assets:
Operations:
Net investment income ........................................    $    775,590,322      $  1,107,547,309
Net realized gain from investment transactions ...............           6,270,875             3,766,460
Net unrealized appreciation of investments ...................           1,610,421               747,627
                                                                  ----------------      ----------------
Net increase in net assets resulting from operations .........         783,471,618         1,112,061,396
Total declared as dividends to shareholders (Note 4) .........        (781,861,197)       (1,111,313,769)
Capital share transactions (Note 3) ..........................      (1,793,140,116)       18,705,896,695
                                                                  ----------------      ----------------
Net increase (decrease) in net assets ........................      (1,791,529,695)       18,706,644,322
Net Assets:
Beginning of year ............................................      46,368,190,004        27,661,545,682
                                                                  ----------------      ----------------
End of year ..................................................    $ 44,576,660,309      $ 46,368,190,004
                                                                  ================      ================

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                Year Ended April 30,
                                                    ---------------------------------------------------------------------------
                                                           2003            2002            2001            2000            1999
                                                    ---------------------------------------------------------------------------
Net Asset Value, beginning of year ............     $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
Income from Investment Operations:
 Net investment income ........................            .016            .030            .061            .054            .052
Less Distributions:
 Dividends from net investment income .........           (.016)          (.030)          (.061)          (.054)          (.052)
                                                    -----------     -----------     -----------     -----------     -----------
Net Asset Value, end of year ..................     $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                    ===========     ===========     ===========     ===========     ===========
Total Return ..................................            1.61%           3.00%           6.32%           5.51%           5.32%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ................     $44,576,660     $46,368,190     $27,661,546     $14,524,859     $10,627,883
 Ratio of expenses to average net assets ......             .16%            .17%            .18%            .18%            .18%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets ......................            1.59%           2.82%           6.25%           5.40%           5.13%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Investment in the Master Institutional Fund, at value
 (identified cost $11,656,157,974) (Note 1a) .........................    $11,662,226,143
Prepaid expense ......................................................            253,303
                                                                          ---------------
   Total assets ......................................................     11,662,479,446
                                                                          ---------------
Liabilities:
Administration fee payable (Note 2) ..................................          1,610,197
Dividends payable ....................................................          1,473,210
Accrued expenses .....................................................            376,571
                                                                          ---------------
   Total liabilities .................................................          3,459,978
                                                                          ---------------
Net Assets: (Equivalent to $1.00 per share, offering and
 redemption price, based on 11,652,951,299 shares of
 beneficial interest outstanding) ....................................    $11,659,019,468
                                                                          ===============
Net Assets Consist of:
Paid-in capital ......................................................    $11,652,951,299
Unrealized appreciation ..............................................          6,068,169
                                                                          ---------------
Total ................................................................    $11,659,019,468
                                                                          ===============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Year Ended April 30, 2003
--------------------------------------------------------------------------------

Investment Income:
Income allocated from the Master Institutional Fund ............................    $231,961,646
Expenses allocated from Master Institutional Fund ..............................      (6,922,295)
                                                                                    ------------
   Total investment income .....................................................     225,039,351
                                                                                    ------------
Expenses:
Administration fee (Note 2) ....................................................      19,864,457
Dividend and transfer agency fees ..............................................       1,619,168
Registration fees ..............................................................       1,249,969
Accounting services ............................................................         228,407
Legal and audit fees ...........................................................         160,513
Insurance ......................................................................          81,796
Printing and shareholder reports ...............................................          65,312
Trustees' fees (Note 5) ........................................................          51,973
Miscellaneous ..................................................................          68,007
                                                                                    ------------
   Total expense ...............................................................      23,389,602
                                                                                    ------------
   Net investment income .......................................................     201,649,749
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions
 allocated from Master Institutional Fund .......................    $1,558,230
Net unrealized depreciation of investments ......................      (177,624)
                                                                     ----------
   Net realized and unrealized gain on investments .............................       1,380,606
                                                                                    ------------
Net Increase in Net Assets Resulting From Operations ...........................    $203,030,355
                                                                                    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Year Ended April 30,
                                                                  -------------------------------------
                                                                         2003                  2002
                                                                  -------------------------------------
Increase (decrease) in Net assets:
Operations:
Net investment income ........................................    $   201,649,749       $   330,277,142
Net realized gain from investment transactions ...............          1,558,230               870,179
Net unrealized appreciation (depreciation) of investments ....           (177,624)            2,093,888
                                                                  ---------------       ---------------
Net increase in net assets resulting from operations .........        203,030,355           333,241,209
Total declared as dividends to shareholders (Note 4) .........       (203,207,979)         (331,147,321)
Capital share transactions (Note 3) ..........................     (1,175,716,541)        2,017,029,823
                                                                  ---------------       ---------------
Net increase (decrease) in net assets ........................     (1,175,894,165)        2,019,123,711
Net Assets:
Beginning of year ............................................     12,834,913,633        10,815,789,922
                                                                  ---------------       ---------------
End of year ..................................................    $11,659,019,468       $12,834,913,633
                                                                  ===============       ===============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                               Year Ended April 30,
                                                    -------------------------------------------------------------------------
                                                           2003            2002            2001           2000           1999
                                                    -------------------------------------------------------------------------
Net Asset Value, beginning of year .............    $      1.00     $      1.00     $      1.00     $     1.00     $     1.00
Income from Investment Operations:
 Net investment income .........................           .015            .029            .061           .053           .051
Less Distributions:
 Dividends from net investment income ..........          (.015)          (.029)          (.061)         (.053)         (.051)
                                                    -----------     -----------     -----------     ----------     ----------
Net Asset Value, end of year ...................    $      1.00     $      1.00     $      1.00     $     1.00     $     1.00
                                                    ===========     ===========     ===========     ==========     ==========
Total Return ...................................           1.54%           2.89%           6.25%          5.45%          5.25%
Ratios/Supplemental Data:
 Net Assets, end of year (000) .................    $11,659,019     $12,834,914     $10,815,790     $8,080,268     $8,060,111
 Ratio of expenses to average net assets
   (before waiver) .............................            .23%            .32%            .37%           .37%           .37%
 Ratio of expenses to average net assets
   (after waiver) ..............................           --               .23%            .24%           .24%           .24%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (before waiver) .......           1.53%           2.73%           6.01%          5.14%          4.98%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (after waiver) ........           --              2.82%           6.14%          5.27%          5.11%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 2003
--------------------------------------------------------------------------------

                                                     Interest     Maturity        Value
Face Amount                                           Rate*        Date         (Note 1a)
------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- 11.5%
 $ 25,000,000 Federal Farm Credit Banks ............. 2.60%       05/01/03     $25,000,000
   25,000,000 Federal Farm Credit Banks ............. 4.25        07/01/03      25,125,000
    8,355,000 Federal Farm Credit Banks ............. 1.50        12/23/03       8,373,277
   25,000,000 Federal Home Loan Banks ............... 5.38        01/05/04      25,706,822
   89,900,000 Federal Home Loan Banks ............... 3.75        02/13/04      91,698,000
   20,000,000 Federal Home Loan Banks ............... 3.75        04/15/04      20,481,998
   13,210,000 Federal Home Loan Banks ............... 2.22        01/28/05      13,243,025
   17,100,000 Federal Home Loan Banks ............... 1.85        04/07/05      17,116,031
   25,000,000 Federal Home Loan Banks ............... 2.25        04/22/05      25,054,688
   10,000,000 Federal Home Loan Mortgage Corp. ...... 3.25        10/10/03      10,092,889
   30,000,000 Federal Home Loan Mortgage Corp. ...... 3.25        01/15/04      30,437,820
   30,000,000 Federal Home Loan Mortgage Corp. ...... 3.40        02/20/04      30,528,447
   25,000,000 Federal Home Loan Mortgage Corp. ...... 3.75        04/15/04      25,604,897
   10,000,000 Federal Home Loan Mortgage Corp. ...... 2.13        04/28/05      10,040,625
    5,000,000 Federal National Mortgage Assoc. ...... 5.50        12/01/03       5,125,719
   20,000,000 Federal National Mortgage Assoc. ...... 2.46        08/19/04      20,078,858
   10,000,000 Federal National Mortgage Assoc. ...... 2.69        08/27/04      10,012,500
   25,000,000 Federal National Mortgage Assoc. ...... 2.20        01/14/05      25,203,125
   18,475,000 Federal National Mortgage Assoc. ...... 2.13        02/07/05      18,526,961
   25,000,000 Federal National Mortgage Assoc. ...... 2.03        03/10/05      25,023,438
   50,000,000 Student Loan Marketing Assoc. ......... 2.25        07/02/03      50,093,195
   23,000,000 Student Loan Marketing Assoc. ......... 3.38        07/15/04      23,632,406
   22,041,000 Federal Home Loan Banks D/N ........... 2.09        06/13/03      21,985,977
   12,836,000 Federal Home Loan Banks D/N ........... 2.15        06/13/03      12,803,037
    8,632,000 Federal Home Loan Banks D/N ........... 1.29        01/21/04       8,557,765
    9,940,000 Federal Home Loan Banks D/N ........... 1.28        01/29/04       9,851,801
   25,000,000 Federal National Mortgage
                Assoc. D/N .......................... 2.37        05/02/03      24,998,354
------------------------------------------------------------------------------------------
                Total U.S. Government & Agency Issues
                (Cost $611,597,374) .................                          614,396,655
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                           Interest    Maturity          Value
Face Amount                                                 Rate*       Date           (Note 1a)
-------------------------------------------------------------------------------------------------
U.S.  Government Agency Issues -- Variable Rate -- 54.3%
  $ 100,000,000 Federal Farm Credit Banks ................. 1.14%      07/10/03    $   99,997,700
     18,000,000 Federal Farm Credit Banks ................. 1.27       07/30/03        17,999,522
     25,000,000 Federal Farm Credit Banks ................. 1.28       10/07/03        24,999,883
     25,000,000 Federal Farm Credit Banks ................. 1.16       11/14/03        24,994,609
    275,000,000 Federal Farm Credit Banks ................. 1.16       12/12/03       274,949,190
    100,000,000 Federal Farm Credit Banks ................. 1.18       01/30/04        99,977,042
     75,000,000 Federal Farm Credit Banks ................. 1.18       03/16/04        74,973,679
     75,000,000 Federal Farm Credit Banks ................. 1.18       04/07/04        74,967,877
    100,000,000 Federal Farm Credit Banks ................. 1.20       08/24/04        99,953,754
     50,000,000 Federal Farm Credit Banks ................. 1.30       12/02/04        50,000,000
    100,000,000 Federal Farm Credit Banks ................. 1.22       12/15/04        99,991,929
     48,400,000 Federal Farm Credit Banks ................. 1.27       02/28/05        48,391,141
    100,000,000 Federal Farm Credit Banks ................. 1.27       03/24/05        99,962,079
    100,000,000 Federal Home Loan Banks ................... 1.18       09/15/03        99,983,137
     50,000,000 Federal Home Loan Banks ................... 1.26       09/15/03        49,995,261
     32,600,000 Federal Home Loan Banks ................... 1.17       11/07/03        32,588,157
     42,800,000 Federal Home Loan Banks ................... 1.17       12/04/03        42,787,289
     12,500,000 Federal Home Loan Banks ................... 1.13       12/29/03        12,498,675
     12,500,000 Federal Home Loan Banks ................... 1.11       01/02/04        12,499,411
    150,000,000 Federal Home Loan Banks ................... 1.18       01/06/04       149,961,145
     39,200,000 Federal Home Loan Banks ................... 1.26       08/19/04        39,189,767
    100,000,000 Federal Home Loan Banks ................... 1.20       09/17/04        99,944,579
     80,075,000 Federal Home Loan Banks ................... 1.58       01/21/05        80,111,034
    300,000,000 Federal National Mortgage Assoc. .......... 1.29       06/17/03       299,996,126
    100,000,000 Federal National Mortgage Assoc. .......... 1.27       07/14/03        99,997,861
     27,000,000 Federal National Mortgage Assoc. .......... 1.17       08/01/03        26,994,570
    150,000,000 Federal National Mortgage Assoc. .......... 1.20       01/20/04       149,953,850
    360,000,000 Federal National Mortgage Assoc. .......... 1.29       01/29/04       360,000,000
    100,000,000 Federal National Mortgage Assoc. .......... 1.19       05/27/04        99,951,462
    100,000,000 Federal National Mortgage Assoc. .......... 1.25       09/10/04        99,962,487
     50,000,000 Federal National Mortgage Assoc. .......... 1.25       10/28/04        49,977,563
-------------------------------------------------------------------------------------------------
                Total U.S. Government Agency
                Issues -- Variable Rate
                (Cost $2,897,503,333) .....................                         2,897,550,779
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                              Interest    Maturity        Value
Face Amount                                                    Rate*       Date         (Note 1a)
----------------------------------------------------------------------------------------------------
Repurchase Agreements** -- 33.9%
$  500,000,000 Barclays Capital Inc.,
               purchased on 04/30/03 .......................... 1.35%     05/01/03    $  500,000,000
   315,000,000 Deutsche Bank Securities Inc.,
               purchased on 04/30/03 .......................... 1.34      05/01/03       315,000,000
   500,000,000 HSBC Securities (USA) Inc.,
               purchased on 04/30/03 .......................... 1.35      05/01/03       500,000,000
    73,899,000 State Street Bank & Trust,
               purchased on 04/30/03 .......................... 1.30      05/01/03        73,899,000
   110,000,000 UBS Warburg LLC,
               purchased on 04/30/03 .......................... 1.18      05/01/03       110,000,000
   310,000,000 UBS Warburg LLC,
               purchased on 04/30/03 .......................... 1.33      05/01/03       310,000,000
----------------------------------------------------------------------------------------------------
               Total Repurchase Agreements
               (Cost $1,808,899,000) ..........................                        1,808,899,000
----------------------------------------------------------------------------------------------------
               Total Investments -- 99.7%
               (Cost $ 5,317,999,707) .........................                        5,320,846,434
----------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 0.3% ..........                           13,284,676
----------------------------------------------------------------------------------------------------
               Net Assets -- Equivalent to $1.00
               Per Share on 5,331,284,383
               Shares of Beneficial Interest
               Outstanding -- 100.0% ..........................                       $5,334,131,110
====================================================================================================

      Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2003, unrealized appreciation amounted to $2,846,727.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2003. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations.

      D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements ........    $1,808,899,000
Investments in other marketable securities ........................     3,511,947,434
                                                                       --------------
   Total investments at value (identified cost $5,317,999,707)
    (Note 1a) ........................................................................    $5,320,846,434
Cash .................................................................................         8,907,192
Interest receivable ..................................................................         6,106,477
Prepaid expense ......................................................................            53,490
                                                                                          --------------
   Total assets ......................................................................     5,335,913,593
                                                                                          --------------
Liabilities:
Advisory fee payable (Note 2) ........................................................         1,027,316
Dividends payable ....................................................................           601,355
Accrued expenses .....................................................................           153,812
                                                                                          --------------
   Total liabilities .................................................................         1,782,483
                                                                                          --------------
Net Assets: (Equivalent to $1.00 per share, offering and
 redemption price, based on 5,331,284,383 shares of
 beneficial interest outstanding) ....................................................    $5,334,131,110
                                                                                          ==============
Net Assets Consist of:
Paid-in capital ......................................................................    $5,331,284,383
Unrealized appreciation ..............................................................         2,846,727
                                                                                          --------------
Total ................................................................................    $5,334,131,110
                                                                                          ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Year Ended April 30, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned .........................................................    $101,296,681
                                                                                          ------------
Expenses:
Investment advisory fee (Note 2) ....................................    $ 18,295,616
Registration fees ...................................................         683,594
Dividend and transfer agency fees ...................................         319,241
Accounting and custodian services ...................................         264,326
Legal and audit fees ................................................          67,657
Insurance ...........................................................          33,824
Trustees' fees (Note 5) .............................................          20,251
Printing and shareholder reports ....................................          14,522
Miscellaneous .......................................................          47,141
                                                                         ------------
   Total expense ....................................................      19,746,172
Waived investment advisory fee (Note 2) .............................      (6,356,873)      13,389,299
                                                                         ------------     ------------
   Net investment income .............................................................      87,907,382
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ......................       1,203,104
Net unrealized appreciation of investments ..........................         461,391
                                                                         ------------
   Net realized and unrealized gain from investments .................................       1,664,495
                                                                                          ------------
Net Increase in Net Assets Resulting From Operations .................................    $ 89,571,877
                                                                                          ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          Year Ended April 30,
                                                                   ----------------------------------
                                                                        2003                 2002
                                                                   ----------------------------------
Increase in Net assets:

Operations:
Net investment income ........................................     $   87,907,382      $  108,762,679
Net realized gain from investment transactions ...............          1,203,104             869,255
Net unrealized appreciation of investments ...................            461,391             918,390
                                                                   --------------      --------------
Net increase in net assets resulting from operations .........         89,571,877         110,550,324
Total declared as dividends to shareholders (Note 4) .........        (89,110,486)       (109,631,934)
Capital share transactions (Note 3) ..........................        552,686,807       1,818,271,611
                                                                   --------------      --------------
Net increase in net assets ...................................        553,148,198       1,819,190,001
Net Assets:
Beginning of year ............................................      4,780,982,912       2,961,792,911
                                                                   --------------      --------------
End of year ..................................................     $5,334,131,110      $4,780,982,912
                                                                   ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                Year Ended April 30,
                                                     ----------------------------------------------------------------------
                                                           2003           2002           2001           2000           1999
                                                     ------------ -------------- -------------- -------------- ------------
Net Asset Value, beginning of year ...............   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
Income from Investment Operations:
 Net investment income ...........................         .015           .028           .060           .052           .050
Less Distributions:
 Dividends from net investment income ............        (.015)         (.028)         (.060)         (.052)         (.050)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of year .....................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                     ==========     ==========     ==========     ==========     ==========
Total Return .....................................         1.52%          2.80%          6.17%          5.34%          5.16%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...................   $5,334,131     $4,780,983     $2,961,793     $2,603,208     $2,636,672
 Ratio of expenses to average net assets
   (before waiver) ...............................          .33%           .35%           .36%           .35%           .36%
 Ratio of expenses to average net assets
   (after waiver) ................................          .22%           .24%           .24%           .24%           .24%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (before waiver) .........         1.39%          2.59%          5.94%          5.07%          4.90%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (after waiver) ..........         1.50%          2.70%          6.06%          5.18%          5.02%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 2003
--------------------------------------------------------------------------------

                                               Interest   Maturity          Value
Face Amount                                     Rate*       Date          (Note 1a)
------------------------------------------------------------------------------------
U.S.  Government Issues -- 109.4%
 $  23,411,000 U.S. Treasury Bills ..........   1.14%     05/01/03      $ 23,411,000
    50,000,000 U.S. Treasury Bills ..........   1.15      05/01/03        50,000,000
   150,000,000 U.S. Treasury Bills ..........   1.16      05/01/03       150,000,000
     4,825,000 U.S. Treasury Bills ..........   1.11      05/08/03         4,823,963
   150,000,000 U.S. Treasury Bills ..........   1.16      05/08/03       149,966,167
     6,835,000 U.S. Treasury Bills ..........   1.12      05/15/03         6,832,036
    70,000,000 U.S. Treasury Bills ..........   1.13      05/15/03        69,969,239
    50,000,000 U.S. Treasury Bills ..........   1.16      05/15/03        49,977,444
    35,000,000 U.S. Treasury Bills ..........   1.11      05/22/03        34,977,440
    85,000,000 U.S. Treasury Bills ..........   1.12      05/22/03        84,944,569
    50,000,000 U.S. Treasury Bills ..........   1.13      05/22/03        49,967,188
    48,000,000 U.S. Treasury Bills ..........   1.18      05/22/03        47,966,960
    90,000,000 U.S. Treasury Bills ..........   1.19      05/22/03        89,937,525
    35,000,000 U.S. Treasury Bills ..........   1.10      05/29/03        34,970,056
    50,000,000 U.S. Treasury Bills ..........   1.11      05/29/03        49,957,028
    38,122,000 U.S. Treasury Bills ..........   1.17      05/29/03        38,087,309
    25,000,000 U.S. Treasury Bills ..........   1.18      05/29/03        24,977,056
     8,000,000 U.S. Treasury Bills ..........   1.13      06/05/03         7,991,199
    25,000,000 U.S. Treasury Bills ..........   1.15      06/05/03        24,972,170
    40,000,000 U.S. Treasury Bills ..........   1.16      06/05/03        39,954,889
    25,000,000 U.S. Treasury Bills ..........   1.29      06/05/03        24,968,767
    15,000,000 U.S. Treasury Bills ..........   1.12      06/12/03        14,980,400
     2,193,000 U.S. Treasury Bills ..........   1.14      06/12/03         2,190,083
    25,000,000 U.S. Treasury Bills ..........   1.23      06/12/03        24,964,271
    25,000,000 U.S. Treasury Bills ..........   1.25      06/12/03        24,963,542
    20,000,000 U.S. Treasury Bills ..........   1.13      06/19/03        19,969,239
    11,281,000 U.S. Treasury Bills ..........   1.14      06/19/03        11,263,572
    14,643,000 U.S. Treasury Bills ..........   1.16      06/19/03        14,619,880
    20,000,000 U.S. Treasury Bills ..........   1.14      06/26/03        19,964,456
    26,652,000 U.S. Treasury Bills ..........   1.12      07/03/03        26,599,999
    75,000,000 U.S. Treasury Bills ..........   1.13      07/03/03        74,853,668
    10,096,000 U.S. Treasury Bills ..........   1.14      07/03/03        10,076,302
     2,918,000 U.S. Treasury Bills ..........   1.15      07/03/03         2,912,307
    34,941,000 U.S. Treasury Bills ..........   1.16      07/03/03        34,872,827
    30,000,000 U.S. Treasury Bills ..........   1.12      07/10/03        29,935,200

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                     Interest    Maturity        Value
   Face Amount                                        Rate*        Date        (Note 1a)
-------------------------------------------------------------------------------------------
U.S.  Government Issues (continued)
 $   25,000,000 U.S. Treasury Bills .............     1.13%      07/10/03    $   24,946,000
     10,000,000 U.S. Treasury Bills .............     1.15       07/10/03         9,978,400
     35,000,000 U.S. Treasury Bills .............     1.12       07/17/03        34,916,451
        723,000 U.S. Treasury Bills .............     1.14       07/17/03           721,274
     25,000,000 U.S. Treasury Bills .............     1.16       07/17/03        24,940,322
     23,022,000 U.S. Treasury Bills .............     1.13       07/24/03        22,962,048
     20,000,000 U.S. Treasury Bills .............     1.12       07/31/03        19,943,018
     25,000,000 U.S. Treasury Bills .............     1.18       08/21/03        24,912,197
     10,000,000 U.S. Treasury Notes .............     2.75       09/30/03        10,067,580
     25,000,000 U.S. Treasury Notes .............     3.25       12/31/03        25,350,575
     15,000,000 U.S. Treasury Notes .............     3.38       04/30/04        15,329,295
      4,000,000 U.S. Treasury Notes .............     2.88       06/30/04         4,077,500
     10,700,000 U.S. Treasury Notes .............     2.25       07/31/04        10,836,671
     15,000,000 U.S. Treasury Notes .............     2.13       08/31/04        15,173,428
     12,500,000 U.S. Treasury Notes .............     1.50       02/28/05        12,516,600
-------------------------------------------------------------------------------------------
                Total Investments -- 109.4%
                (Cost $1,627,019,303) ...........                             1,627,489,110
-------------------------------------------------------------------------------------------
                Liabitities in Excess of Other
                Assets -- (9.4%) ................                              (139,503,590)
-------------------------------------------------------------------------------------------
                Net Assets -- Equivalent to $1.00
                Per Share on 1,487,515,713
                Shares of Beneficial Interest
                Outstanding -- 100.0% ...........                            $1,487,985,520
===========================================================================================

      Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2003, net unrealized appreciation amounted to $469,807 and is comprised of $483,949 in appreciation and $14,142 in depreciation.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund.
      U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $1,627,019,303)
 (Note 1a) ..............................................................    $1,627,489,110
Cash ....................................................................           188,082
Interest receivable .....................................................           479,836
Prepaid expense .........................................................            11,985
                                                                             --------------
   Total assets .........................................................     1,628,169,013
                                                                             --------------
Liabilities:
Advisory fee payable (Note 2) ...........................................           273,173
Payable for investments purchased .......................................       139,847,901
Accrued expenses ........................................................            57,027
Dividends payable .......................................................             5,392
                                                                             --------------
   Total liabilities ....................................................       140,183,493
                                                                             --------------
Net Assets: (Equivalent to $1.00 per share, offering and
 redemption price, based on 1,487,515,713 shares of
 beneficial interest outstanding) .......................................    $1,487,985,520
                                                                             ==============
Net Assets Consist of:
Paid-in capital .........................................................    $1,487,515,713
Unrealized appreciation .................................................           469,807
                                                                             --------------
Total ...................................................................    $1,487,985,520
                                                                             ==============

-----------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Year Ended April 30, 2003
-----------------------------------------------------------------------------

Investment Income:
Interest and discount earned ............................................     $22,014,478
                                                                              -----------
Expenses:
Investment advisory fee (Note 2) .......................    $  4,686,011
Dividend and transfer agency fees ......................         118,987
Accounting and custodian services ......................         107,730
Registration fees ......................................          89,808
Legal and audit fees ...................................          19,980
Insurance ..............................................           9,027
Trustees' fees (Note 5) ................................           5,769
Printing and shareholder reports .......................           5,186
Miscellaneous ..........................................          29,058
                                                            ------------
   Total expense .......................................       5,071,556
Waived investment advisory fee (Note 2) ................      (1,822,787)       3,248,769
                                                            ------------      -----------
   Net investment income ................................................      18,765,709
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         159,895
Net unrealized appreciation of investments .............          32,060
                                                            ------------
   Net realized and unrealized gain from investments ....................         191,955
                                                                              -----------
Net Increase in Net Assets Resulting From Operations ....................     $18,957,664
                                                                              ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Year Ended April 30,
                                                                 ------------------------------------
                                                                      2003                 2002
                                                                 ------------------------------------
Increase in Net assets:
Operations:
Net investment income ......................................     $   18,765,709       $   31,620,573
Net realized gain from investment transactions .............            159,895              170,430
Net unrealized appreciation of investments .................             32,060              274,015
                                                                 --------------       --------------
Net increase in net assets resulting from operations .......         18,957,664           32,065,018
Total declared as dividends to shareholders (Note 4) .......        (18,925,604)         (31,791,003)
Capital share transactions (Note 3) ........................        417,096,556           18,574,184
                                                                 --------------       --------------
Net increase in net assets .................................        417,128,616           18,848,199
Net Assets:
Beginning of year ..........................................      1,070,856,904        1,052,008,705
                                                                 --------------       --------------
End of year ................................................     $1,487,985,520       $1,070,856,904
                                                                 ==============       ==============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                            Year Ended April 30,
                                                     ------------------------------------------------------------------
                                                           2003           2002           2001         2000         1999
                                                     ------------------------------------------------------------------
Net Asset Value, beginning of year ............      $     1.00     $     1.00     $     1.00     $   1.00     $   1.00
Income from Investment Operations:
 Net investment income ........................            .014           .026           .056         .048         .046
Less Distributions:
 Dividends from net investment income .........           (.014)         (.026)         (.056)       (.048)       (.046)
                                                     ----------     ----------     ----------     --------     --------
Net Asset Value, end of year ..................      $     1.00     $     1.00     $     1.00     $   1.00     $   1.00
                                                     ==========     ==========     ==========     ========     ========
Total Return ..................................            1.37%          2.60%          5.78%        4.94%        4.76%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ................      $1,487,986     $1,070,857     $1,052,009     $678,841     $680,340
 Ratio of expenses to average net assets
   (before waiver) ............................             .35%           .36%           .39%         .39%         .39%
 Ratio of expenses to average net assets
   (after waiver) .............................             .22%           .23%           .25%         .25%         .25%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (before waiver) ......            1.19%          2.37%          5.45%        4.69%        4.36%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (after waiver) .......            1.32%          2.50%          5.59%        4.83%        4.50%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Investment in the Master Institutional Tax-Exempt Fund,
 at value (Note 1a) .................................................    $8,187,219,975
Prepaid expense .....................................................            11,650
                                                                         --------------
   Total assets .....................................................     8,187,231,625
                                                                         --------------
Liabilities:
Administration fee payable (Note 2) .................................         1,101,892
Dividends payable ...................................................           367,448
Accrued expenses ....................................................           241,709
                                                                         --------------
   Total liabilities ................................................         1,711,049
                                                                         --------------
Net Assets: (Equivalent to $1.00 per share, offering
 and redemption price, based on 8,185,431,662 shares of
 beneficial interest outstanding) ...................................    $8,185,520,576
                                                                         ==============
Net Assets Consist of:
Paid-in capital .....................................................    $8,185,431,662
Accumulated net realized gain .......................................            88,914
                                                                         --------------
Total ...............................................................    $8,185,520,576
                                                                         ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Year Ended April 30, 2003
--------------------------------------------------------------------------------

Investment Income:
Income allocated from the Master Institutional Tax-Exempt Fund ......   $ 92,653,598
Expenses allocated from Master Institutional Tax-Exempt Fund ........     (3,449,262)
                                                                        ------------
   Total investment income ..........................................     89,204,336
                                                                        ------------
Expenses:
Administration fee (Note 2) .........................................      9,829,343
Dividend and transfer agency fees ...................................        440,810
Registration fees ...................................................        386,301
Accounting services .................................................        166,524
Legal and audit fees ................................................         77,957
Printing and shareholder reports ....................................         29,458
Insurance ...........................................................         28,656
Trustees' fees (Note 5) .............................................         23,237
Miscellaneous .......................................................         25,103
                                                                        ------------
   Total expense ....................................................     11,007,389
                                                                        ------------
   Net investment income ............................................     78,196,947
Net realized gain on investment transactions allocated from the
 Master Institutional Tax-Exempt Fund ...............................         15,224
                                                                        ------------
Net Increase in Net Assets Resulting From Operations ................   $ 78,212,171
                                                                        ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               Year Ended April 30,
                                                                       -----------------------------------
                                                                            2003                 2002
                                                                       -----------------------------------
Increase in Net assets:
Operations:
Net investment income ............................................     $   78,196,947       $   80,065,327
Net realized gain from investment transactions ...................             15,224               92,602
                                                                       --------------       --------------
Net increase in net assets resulting from operations .............         78,212,171           80,157,929
Total declared as dividends to shareholders (Note 4) .............        (78,196,216)         (80,065,296)
Capital share transactions (Note 3) ..............................      3,712,701,241        1,325,341,247
                                                                       --------------       --------------
Net increase in net assets .......................................      3,712,717,196        1,325,433,880
Net Assets:
Beginning of year ................................................      4,472,803,380        3,147,369,500
                                                                       --------------       --------------
End of year, including undistributed net investment
income of $541 and $0, respectively (Note 1f) ....................     $8,185,520,576       $4,472,803,380
                                                                       ==============       ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                 Year Ended April 30,
                                                      ----------------------------------------------------------------------
                                                             2003        2002           2001           2000           1999
                                                      ----------------------------------------------------------------------
Net Asset Value, beginning of year .............      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
 Net investment income .........................             .01            .02            .04            .03            .03
 Dividends from net investment income ..........            (.01)          (.02)          (.04)          (.03)          (.03)
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of year ...................      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                      ==========     ==========     ==========     ==========     ==========
Total Return ...................................            1.23%          2.01%          3.96%          3.41%          3.22%
Ratios/Supplemental Data:
 Net Assets, end of year (000) .................      $8,185,521     $4,472,803     $3,147,370     $2,055,674     $1,953,075
 Ratio of expenses to average net assets
   (before waiver) .............................             .22%           .38%           .46%           .48%           .49%
 Ratio of expenses to average net assets
   (after waiver) ..............................            --              .23%           .23%           .24%           .24%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (before waiver) .......            1.19%          1.77%          3.61%          3.12%          2.92%
 Ratio of net investment income, including
   realized and unrealized gains and losses,
   to average net assets (after waiver) ........            --             1.92%          3.84%          3.36%          3.17%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax Exempt Fund, (collectively, the "Funds"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements.

     The Premier Institutional, Institutional and Institutional Tax Exempt Funds (the "Feeder Funds") invest all of their investable assets in interests in the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund (the "Master Funds"), respectively, each a registered investment company having the same investment objective as the Feeder Funds (Note 6).

     The value of the Feeder Funds' investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at April 30, 2003). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

     The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) Valuation of securities by each of the Master Funds is discussed in
Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. The value of the Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no federal income tax provision is required.

     (c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of security sold.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

     The Feeder Funds net investment income includes the Feeder Funds' pro-rata share of the net investment income of the respective Master Funds.

     The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

     (d) Prepaid registration fees are charged to income as the related shares are sold.

     (e) Repurchase agreements -- The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) During the year ended April 30, 2003, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $190 each in accumulated net realized loss and undistributed net investment income, as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other Transactions with Affiliates
FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

                          Percentage of Average Daily Net Assets
                          ---------------------------------------
Government Fund and        .35% up to and including $500,000,000
Treasury Fund .........   plus .335% over $500,000,000 up to and
                           including $750,000,000
                          plus .32% over $750,000,000 up to and
                           including $1,000,000,000
                          plus .30% over $1,000,000,000

     FAM has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

     For the year ended April 30, 2003, FAM waived a portion of its fees amounting to $6,356,873 for the Government Fund and $1,822,787 for the Treasury Fund.

     FAM provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

3. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

     Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                                     Year                  Year
                                                    Ended                 Ended
                                                   April 30,             April 30,
Premier Institutional Fund                           2003                  2002
--------------------------                     ---------------       ---------------
Shares sold ............................       524,536,432,823       411,224,205,679
Shares issued to shareholders in
  reinvestment of dividends ............           460,366,923           750,321,304
                                               ---------------       ---------------
  Total ................................       524,996,799,746       411,974,526,983
Shares redeemed ........................       526,789,939,862       393,268,630,288
                                               ---------------       ---------------
  Net increase (decrease) ..............        (1,793,140,116)       18,705,896,695
                                               ===============       ===============

                                                    Year                  Year
                                                   Ended                 Ended
                                                  April 30,             April 30,
Institutional Fund                                  2003                  2002
------------------                             --------------        ---------------
Shares sold ............................       91,023,986,780        121,891,763,210
Shares issued to shareholders in
  reinvestment of dividends ............          155,576,796            276,393,647
                                               --------------        ---------------
  Total ................................       91,179,563,576        122,168,156,857
Shares redeemed ........................       92,355,280,117        120,151,127,034
                                               --------------        ---------------
  Net increase (decrease) ..............       (1,175,716,541)         2,017,029,823
                                               ==============        ===============

                                                     Year                   Year
                                                    Ended                  Ended
                                                   April 30,              April 30,
Government Fund                                      2003                   2002
---------------                                --------------        ---------------
Shares sold ............................       51,608,815,481        31,033,329,559
Shares issued to shareholders in
  reinvestment of dividends ............           74,368,743            98,021,264
                                               --------------        --------------
  Total ................................       51,683,184,224        31,131,350,823
Shares redeemed ........................       51,130,497,417        29,313,079,212
                                               --------------        --------------
  Net increase .........................          552,686,807         1,818,271,611
                                               ==============        ==============

                                                     Year                 Year
                                                    Ended                 Ended
                                                  April 30,             April 30,
Treasury Fund                                        2003                 2002
-------------                                  -------------        -------------
Shares sold ............................       5,628,122,617        4,509,809,671
Shares issued to shareholders in
  reinvestment of dividends ............          17,509,583           28,783,736
                                               -------------        -------------
  Total ................................       5,645,632,200        4,538,593,407
Shares redeemed ........................       5,228,535,644        4,520,019,223
                                               -------------        -------------
  Net increase .........................         417,096,556           18,574,184
                                               =============        =============

                                                     Year                   Year
                                                     Ended                 Ended
Institutional                                      April 30,             April 30,
Tax-Exempt Fund                                      2003                  2002
---------------                                --------------        --------------
Shares sold ............................       26,166,998,472        13,710,184,444
Shares issued to shareholders in
  reinvestment of dividends ............           72,683,660            76,447,607
                                               --------------        --------------
  Total ................................       26,239,682,132        13,786,632,051
Shares redeemed ........................       22,526,980,891        12,461,290,804
                                               --------------        --------------
  Net increase .........................        3,712,701,241         1,325,341,247
                                               ==============        ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

     Dividends for the Institutional Tax-Exempt Fund are declared from net investment income excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

     At April 30, 2003, the Institutional Tax-Exempt Fund had net capital loss carryovers of $20,199 of which $16,409 expire in the year 2003 and $3,790 expire in 2007.

5. Trustees' Fees
Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

6. Transfer of Assets
On January 14, 2002, the Premier Institutional, Institutional and Institutional Tax-Exempt Funds transferred net assets with a value of $43,644,470,766, $11,548,477,701, and $4,386,624,176 (substantially all of their investable assets) including unrealized appreciation of $61,157,652, $13,877,641, and $0, to the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund, respectively, in exchange for an interest in each respective Master Fund.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Merrill Lynch Funds for Institutions Series:

We have audited the accompanying statements of assets and liabilities of Merrill Lynch Funds for Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), each a separate series of the Trust, including the schedules of investments for Merrill Lynch Government Fund and Merrill Lynch Treasury Fund, as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds for Institutions Series as of April 30, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts

June 20, 2003

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments
April 30, 2003
--------------------------------------------------------------------------------

                                                        Interest    Maturity         Value
 Face Amount                                              Rate*       Date         (Note 1a)
-----------------------------------------------------------------------------------------------
U.S. Government & Agency Issues -- 8.7%
 $ 200,000,000 U.S. Treasury Notes .....................  1.50%     02/28/05    $  200,265,600
    92,000,000 Federal Home Loan Banks .................  6.88      08/15/03        93,561,332
   350,000,000 Federal Home Loan Banks .................  4.88      04/16/04       362,027,715
   150,000,000 Federal Home Loan Mortgage Corp. ........  5.75      07/15/03       151,412,085
    75,000,000 Federal Home Loan Mortgage Corp. ........  3.25      12/15/03        75,968,400
   100,000,000 Federal Home Loan Mortgage Corp. ........  5.00      01/15/04       102,684,890
   269,500,000 Federal Home Loan Mortgage Corp. ........  3.75      04/15/04       276,020,795
   175,000,000 Federal Home Loan Mortgage Corp. ........  2.50      08/20/04       175,689,850
    75,000,000 Federal Home Loan Mortgage Corp. ........  2.50      08/27/04        75,316,267
   125,000,000 Federal Home Loan Mortgage Corp. ........  2.60      09/17/04       125,672,250
   100,000,000 Federal Home Loan Mortgage Corp. ........  2.60      11/05/04       100,748,790
   299,500,000 Federal Home Loan Mortgage Corp. ........  3.25      11/15/04       307,499,015
    91,465,000 Federal Home Loan Mortgage Corp. ........  2.15      01/21/05        92,135,987
    99,500,000 Federal Home Loan Mortgage Corp. ........  2.00      04/22/05       100,105,139
   184,000,000 Federal Home Loan Mortgage Corp. ........  2.13      04/28/05       184,747,501
   100,000,000 Federal National Mortgage Assoc. ........  3.13      11/15/03       101,052,190
    65,000,000 Federal National Mortgage Assoc. ........  3.63      04/15/04        66,495,773
    60,000,000 Federal National Mortgage Assoc. ........  3.75      05/12/04        60,037,500
   100,000,000 Federal National Mortgage Assoc. ........  5.63      05/14/04       104,593,190
   164,900,000 Federal National Mortgage Assoc. ........  2.46      08/19/04       165,550,184
   130,000,000 Federal National Mortgage Assoc. ........  2.69      08/27/04       130,162,500
   125,000,000 Federal National Mortgage Assoc. ........  3.50      09/15/04       128,702,625
   143,900,000 Federal National Mortgage Assoc. ........  2.50      10/01/04       144,742,089
    25,000,000 Federal National Mortgage Assoc. ........  2.25      10/29/04        25,148,438
   100,000,000 Federal National Mortgage Assoc. ........  2.63      11/04/04       100,812,500
    92,750,000 Federal National Mortgage Assoc. ........  2.65      11/04/04        93,503,594
    62,700,000 Federal National Mortgage Assoc. ........  2.60      11/05/04        63,189,844
   155,000,000 Federal National Mortgage Assoc. ........  2.20      01/14/05       156,259,375
    14,550,000 Federal National Mortgage Assoc. ........  2.15      01/28/05        14,669,747
    50,000,000 Federal National Mortgage Assoc. ........  2.07      02/11/05        50,390,625
    60,000,000 Federal National Mortgage Assoc. ........  2.00      04/22/05        60,243,750
----------------------------------------------------------------------------------------------
               Total U.S. Government & Agency
               Issues (Cost $3,862,365,571) ............                         3,889,409,540
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                         Interest     Maturity         Value
Face Amount                                                Rate*        Date         (Note 1a)
------------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- Variable Rate -- 29.6%
$   530,000,000 Federal Farm Credit Banks .............    1.19%      10/21/03    $  529,912,144
    160,000,000 Federal Farm Credit Banks .............    1.16       11/03/03       159,975,607
    226,500,000 Federal Farm Credit Banks .............    1.16       11/14/03       226,451,161
    100,000,000 Federal Farm Credit Banks .............    1.19       01/30/04        99,977,042
    100,000,000 Federal Farm Credit Banks .............    1.22       10/28/04        99,970,213
    158,500,000 Federal Farm Credit Banks .............    1.27       11/04/04       158,500,000
    300,000,000 Federal Farm Credit Banks .............    1.23       11/22/04       299,906,265
    200,000,000 Federal Farm Credit Banks .............    1.21       12/02/04       199,968,160
     98,000,000 Federal Farm Credit Banks .............    1.23       05/02/05        97,960,800
     75,000,000 Federal Farm Credit Banks .............    1.25       09/19/05        74,998,928
    163,900,000 Federal Farm Credit Banks .............    1.25       02/21/06       163,807,851
    116,000,000 Federal Farm Credit Banks .............    1.28       02/20/08       115,944,223
    100,000,000 Federal Farm Credit Banks .............    1.29       03/20/08       100,000,000
    405,000,000 Federal Home Loan Banks ...............    1.09       06/17/03       404,963,566
    350,000,000 Federal Home Loan Banks ...............    1.18       08/14/03       349,937,399
    225,000,000 Federal Home Loan Banks ...............    1.10       09/15/03       224,957,902
    281,100,000 Federal Home Loan Banks ...............    1.17       11/07/03       280,997,881
    415,500,000 Federal Home Loan Banks ...............    1.17       12/04/03       415,376,601
    255,000,000 Federal Home Loan Banks ...............    1.13       12/29/03       254,932,334
    255,000,000 Federal Home Loan Banks ...............    1.11       01/02/04       254,987,990
    638,000,000 Federal Home Loan Banks ...............    1.18       01/06/04       637,834,735
    500,000,000 Federal Home Loan Banks ...............    1.14       07/14/04       499,929,450
    301,000,000 Federal Home Loan Banks ...............    1.26       08/19/04       300,921,421
    625,000,000 Federal Home Loan Mortgage Corp. ......    1.17       09/04/03       624,859,068
    800,000,000 Federal National Mortgage Assoc. ......    1.08       06/16/03       799,919,375
    540,000,000 Federal National Mortgage Assoc. ......    1.17       08/01/03       539,891,396
    680,000,000 Federal National Mortgage Assoc. ......    1.17       12/03/03       679,871,319
  1,154,000,000 Federal National Mortgage Assoc. ......    1.38       01/14/04     1,154,000,000
    450,000,000 Federal National Mortgage Assoc. ......    1.20       01/22/04       449,877,160
    800,000,000 Federal National Mortgage Assoc. ......    1.19       05/27/04       799,611,698

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                             Interest    Maturity         Value
Face Amount                                                   Rate*        Date         (Note 1a)
----------------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- Variable Rate (continued)
$  200,000,000 Federal National Mortgage Assoc. ..........    1.25%      10/28/04    $   199,909,924
   650,000,000 Federal National Mortgage Assoc. ..........    1.19       10/29/04        649,657,450
   350,000,000 Student Loan Marketing Assoc. .............    1.62       06/20/03        349,995,357
 1,000,000,000 Student Loan Marketing Assoc. .............    1.15       10/27/03      1,000,022,900
----------------------------------------------------------------------------------------------------
               Total U.S. Government Agency
               Issues -- Variable Rate
               (Cost $13,199,495,168) ....................                            13,199,827,320
----------------------------------------------------------------------------------------------------
Euro Certificates of Deposit -- 1.0%
   100,000,000 HBOS Treasury Services PLC ................    1.27       07/03/03         99,992,200
   300,000,000 Royal Bank of Scotland ....................    1.25       05/12/03        300,000,000
    50,000,000 Westdeutsche Landesbank
               Girozentrale, Germany .....................    1.31       07/17/03         50,005,865
-----------------------------------------------------------------------------------------------------
               Total Euro Certificates of Deposit
               (Cost $449,989,322) .......................                               449,998,065
-----------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- 1.7%
    75,000,000 Canadian Imperial Bank of
               Commerce, NY ..............................    1.27       05/08/03         75,000,000
   300,000,000 Credit Suisse First Boston, NY ............    1.26       05/12/03        300,000,458
   100,000,000 Societe Generale, NY ......................    1.27       06/02/03        100,000,884
    75,000,000 Svenska Handelsbanken AB, NY ..............    2.50       06/13/03         74,996,943
   200,000,000 Wells Fargo & Co., NY .....................    1.25       05/09/03        200,000,000
----------------------------------------------------------------------------------------------------
               Total Yankee Certificates of Deposit
               (Cost $749,998,285) .......................                               749,998,285
----------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- Variable Rate -- 6.9%
   200,000,000 Abbey National Treasury Services
               PLC, London ...............................    1.21       06/05/03        199,992,329
    75,000,000 Bank of Scotland, NY ......................    1.19       06/30/03         74,990,273
   500,000,000 Barclays Bank PLC .........................    1.28       02/26/04        499,958,767
   210,000,000 Canadian Imperial Bank of
               Commerce ..................................    1.33       05/14/04        210,000,000
   125,000,000 Canadian Imperial Bank of
               Commerce, NY ..............................    1.22       06/05/03        124,995,206
   350,000,000 Credit Agricole Indosuez, NY ..............    1.29       02/17/04        349,972,228
   100,000,000 Danske Bank A/S ...........................    1.29       02/20/04         99,995,959
   248,500,000 Deutsche Bank AG, NY ......................    1.30       10/20/03        248,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                               Interest    Maturity         Value
Face Amount                                                     Rate*        Date         (Note 1a)
-----------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- Variable Rate (continued)
 $200,000,000 Nordea Bank PLC, Finland ....................     1.31%      01/27/04    $  199,992,575
  200,000,000 Nordea Bank PLC, Finland ....................     1.31       02/13/04       199,984,219
  135,000,000 Rabobank Nederland N.V., NY .................     1.29       02/17/04       134,994,644
  165,000,000 Rabobank Nederland N.V., NY .................     1.28       02/26/04       164,986,393
  395,000,000 Royal Bank of Canada, NY ....................     1.30       01/27/04       394,985,336
   25,000,000 Societe Generale, NY ........................     1.30       02/12/04        24,999,017
  150,000,000 SwedBank AB .................................     1.29       09/29/03       149,980,868
-----------------------------------------------------------------------------------------------------
              Total Yankee Certificates of
              Deposit -- Variable Rate
              (Cost $3,078,331,350) .......................                             3,078,327,814
-----------------------------------------------------------------------------------------------------
Time Deposits -- 5.6%
  400,000,000 Credit Suisse First Boston, Cayman ..........     1.28       05/01/03       400,000,000
  400,000,000 National City Bank Ohio, Cayman .............     1.28       05/01/03       400,000,000
  500,000,000 Societe Generale, Cayman ....................     1.31       05/01/03       500,000,000
  700,000,000 State Street Bank & Trust Co.,
              Cayman ......................................     1.26       05/01/03       700,000,000
  499,946,000 SunTrust Bank, Cayman .......................     1.26       05/01/03       499,946,000
-----------------------------------------------------------------------------------------------------
              Total Time Deposits
              (Cost $2,499,946,000) .......................                             2,499,946,000
-----------------------------------------------------------------------------------------------------
Bank Notes -- Variable Rate -- 0.6%
   75,000,000 American Express Centurion Bank .............     1.29       04/14/04        75,000,000
   30,000,000 National City Bank, Ohio ....................     1.41       05/23/03        30,001,814
  150,000,000 U.S. Bank, NA ...............................     1.30       01/29/04       149,988,811
-----------------------------------------------------------------------------------------------------
              Total Bank Notes --
              Variable Rate (Cost $254,990,625) ...........                               254,990,625
-----------------------------------------------------------------------------------------------------
Corporate Notes -- 0.4%
  163,350,000 Wal-Mart Stores Inc. ........................     4.88       06/01/03       163,664,236
              Total Corporate Notes
              (Cost $163,664,236) .........................                               163,664,236
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                               Interest    Maturity        Value
Face Amount                                                     Rate*        Date        (Note 1a)
---------------------------------------------------------------------------------------------------
Corporate Notes -- Variable Rate -- 1.7%
 $ 50,000,000 American Honda Finance Corp. .................    1.32%      08/08/03    $ 50,016,045
   84,000,000 Associates Corp. of North America ............    1.36       06/26/03      84,000,000
  130,000,000 CC (USA) Inc., (Centuri) .....................    1.33       02/12/04     129,988,417
   63,000,000 CC (USA) Inc., (Centuri) .....................    1.33       02/25/04      62,988,339
  200,000,000 General Electric Capital Corp. ...............    1.35       05/14/04     200,050,180
   15,000,000 Goldman Sachs Group Inc. .....................    1.54       05/12/04      15,000,000
  205,500,000 Holmes Financing (NO.6) PLC ..................    1.31       10/15/03     205,500,000
---------------------------------------------------------------------------------------------------
              Total Corporate Notes -- Variable
              Rate (Cost $747,500,000) .....................                            747,542,981
---------------------------------------------------------------------------------------------------
Extendable Commercial Notes -- 3.6%
  100,000,000 Citibank Credit Card Issuance Trust ..........    1.25       06/05/03      99,878,472
  150,000,000 Citibank Credit Card Issuance Trust ..........    1.27       06/25/03     149,708,958
  100,000,000 Citibank Credit Card Issuance Trust ..........    1.26       06/26/03      99,804,000
   50,000,000 DaimlerChrysler Revolving Auto
              Conduit ......................................    1.27       06/04/03      49,940,028
   50,000,000 DaimlerChrysler Revolving Auto
              Conduit ......................................    1.27       06/16/03      49,918,861
  150,000,000 DaimlerChrysler Revolving Auto
              Conduit ......................................    1.26       09/05/03     149,309,445
   93,180,000 Discover Card Master Trust 2001A .............    1.28       05/07/03      93,160,122
  100,000,000 Discover Card Master Trust 2001A .............    1.27       06/19/03      99,827,139
  186,352,000 MBNA Master Credit Card Trust II .............    1.27       05/01/03     186,352,000
   36,650,000 MBNA Master Credit Card Trust II .............    1.26       05/13/03      36,634,607
   50,000,000 Motown Notes Program,
              Series 2002-1 ................................    1.27       05/22/03      49,962,958
  140,000,000 Motown Notes Program,
              Series 2002-1 ................................    1.27       05/23/03     139,891,345
  100,000,000 Motown Notes Program,
              Series 2002-1 ................................    1.28       06/20/03      99,822,222
   50,000,000 Motown Notes Program,
              Series 2002-1 ................................    1.27       06/25/03      49,902,986
   59,256,000 Park Granada LLC .............................    1.31       05/21/03      59,212,875

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                               Interest    Maturity         Value
Face Amount                                                     Rate*        Date         (Note 1a)
-----------------------------------------------------------------------------------------------------
Extendable Commercial Notes (continued)
$  50,000,000 Park Granada LLC ..............................   1.32%      05/30/03    $   49,946,833
   25,000,000 Park Granada LLC ..............................   1.31       06/25/03        24,949,965
   50,000,000 Park Granada LLC ..............................   1.30       06/27/03        49,897,084
   75,000,000 Park Granada LLC ..............................   1.31       07/25/03        74,751,646
-----------------------------------------------------------------------------------------------------
              Total Extendable Commercial
              Notes -- (Cost $1,612,911,726) ................                           1,612,871,546
-----------------------------------------------------------------------------------------------------
Master Notes -- Variable Rate -- 4.1%
   25,000,000 Allstate Life Insurance Co. (a) ...............   1.39       09/12/03        25,000,000
   25,000,000 Allstate Life Insurance Co. (a) ...............   1.43       12/12/03        25,000,000
   75,000,000 Allstate Life Insurance Co. (a) ...............   1.41       03/26/04        75,000,000
  100,000,000 Equitable Life Assurance Co.
               of Iowa (a) ..................................   1.42       01/20/04       100,000,000
  100,000,000 Equitable Life Assurance Co.
               of Iowa (a) ..................................   1.41       02/27/04       100,000,000
   50,000,000 GE Life and Annuity Assurance Co. (a) .........   1.36       10/01/03        50,000,000
   50,000,000 GE Life and Annuity Assurance Co. (a) .........   1.37       11/03/03        50,000,000
  100,000,000 Hartford Life Insurance Co. (a) ...............   1.36       05/01/03       100,000,000
  100,000,000 Hartford Life Insurance Co. (a) ...............   1.41       05/03/04       100,000,000
  250,000,000 J.P. Morgan Chase & Co. (a) ...................   1.24       06/05/03       250,000,000
   40,000,000 Jackson National Life Insurance Co. (a) .......   1.39       05/01/03        40,000,000
   40,000,000 Jackson National Life Insurance Co. (a) .......   1.40       05/03/04        40,000,000
  210,000,000 Metropolitan Life Insurance
               Company (a) ..................................   1.38       09/02/03       210,000,000
   60,000,000 Monumental Life Insurance Co. (a) .............   1.45       11/14/03        60,000,000
   90,000,000 Monumental Life Insurance Co. (a) .............   1.47       05/24/04        90,000,000
  100,000,000 New York Life Insurance Company (a) ...........   1.38       05/30/03       100,000,000
  136,000,000 New York Life Insurance Company (a) ...........   1.41       10/21/03       136,000,000
  150,000,000 New York Life Insurance Company (a) ...........   1.42       12/09/03       150,000,000
   10,000,000 Pacific Life Insurance Co. (a) ................   1.39       06/02/03        10,000,000
   10,000,000 Pacific Life Insurance Co. (a) ................   1.39       10/01/03        10,000,000
   60,000,000 Security Life of Denver Insurance Co. (a)......   1.40       06/27/03        60,000,000
   30,000,000 Travelers Insurance Company (The) (a) .........   1.37       03/01/04        30,000,000
-----------------------------------------------------------------------------------------------------
              Total Master Notes -- Variable Rate
              (Cost $1,811,000,000) .........................                           1,811,000,000
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                Interest   Maturity        Value
Face Amount                                                      Rate*       Date        (Note 1a)
----------------------------------------------------------------------------------------------------
Medium Term Notes -- Variable Rate -- 1.2%
$  171,000,000 BMW U.S. Capital Corp. .......................    1.31%     12/10/03    $ 171,000,684
   100,000,000 K2 (USA) LLC .................................    1.34      01/28/04      100,000,000
   100,000,000 Links Finance LLC ............................    1.28      02/05/04      100,000,000
    50,000,000 Morgan Stanley Dean Witter & Co. .............    1.41      05/14/04       50,004,745
    75,000,000 Northern Rock PLC ............................    1.35      11/19/03       75,016,492
    65,000,000 Sigma Finance Inc. ...........................    1.33      02/18/04       65,000,000
----------------------------------------------------------------------------------------------------
               Total Medium Term Notes --
               Variable Rate (Cost $561,000,000) ...........                            561,021,921
----------------------------------------------------------------------------------------------------
Commercial Paper -- 18.1%
    94,500,000 Aegon Funding Corp. ..........................    1.26      06/26/03       94,314,780
    71,837,000 Amstel Funding Corporation ...................    1.26      05/27/03       71,771,628
   100,000,000 Amstel Funding Corporation ...................    1.26      06/20/03       99,825,000
    72,454,000 Amstel Funding Corporation ...................    1.26      07/02/03       72,297,941
    47,500,000 Apreco Inc. ..................................    1.26      06/11/03       47,431,838
    23,935,000 Aspen Funding Corporation ....................    1.25      05/08/03       23,929,182
    50,137,000 Asset Portfolio Funding Corporation ..........    1.27      05/16/03       50,110,469
    52,443,000 Asset Portfolio Funding Corporation ..........    1.26      06/02/03       52,384,264
    29,741,000 Asset Portfolio Funding Corporation ..........    1.26      07/17/03       29,659,807
   152,992,000 Atlantis One Funding Corp. ...................    1.27      05/07/03      152,959,617
    50,056,000 Barton Capital Corporation ...................    1.25      05/08/03       50,043,834
    67,077,000 Barton Capital Corporation ...................    1.25      05/09/03       67,058,368
    67,000,000 Beta Finance Inc. ............................    1.26      05/20/03       66,955,445
    50,000,000 Blue Ridge Asset Funding Corp. ...............    1.25      05/07/03       49,989,583
   125,000,000 Blue Ridge Asset Funding Corp. ...............    1.25      05/08/03      124,969,618
    25,000,000 Blue Ridge Asset Funding Corp. ...............    1.27      05/30/03       24,974,424
    12,657,000 Cancara Asset Securitization .................    1.30      05/14/03       12,651,058
    85,000,000 Cancara Asset Securitization .................    1.25      05/15/03       84,958,681
    45,000,000 CIT Group Inc. ...............................    1.31      05/09/03       44,986,900
    90,000,000 CIT Group Inc. ...............................    1.22      06/13/03       89,868,850
    60,000,000 CIT Group Inc. ...............................    1.29      06/16/03       59,901,100
    60,000,000 CIT Group Inc. ...............................    1.28      06/18/03       59,897,600
    40,000,000 CIT Group Inc. ...............................    1.27      06/27/03       39,919,567
    50,000,000 CIT Group Inc. ...............................    1.29      07/02/03       49,888,021
    30,000,000 CIT Group Inc. ...............................    1.28      07/24/03       29,911,941
   175,000,000 Comision Federal de Electricidad
                (CFE) .......................................    1.26      05/16/03      174,908,125

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                Interest    Maturity        Value
Face Amount                                                      Rate*        Date        (Note 1a)
----------------------------------------------------------------------------------------------------
Commercial Paper (continued)
$  97,002,000 Corporate Receivables Corp. ...................    1.25%      05/01/03    $ 97,002,000
  100,000,000 Corporate Receivables Corp. ...................    1.26       05/29/03      99,902,000
  100,000,000 Countrywide Financial Corp. ...................    1.28       05/01/03     100,000,000
  105,107,000 Delaware Funding Corp. ........................    1.25       05/01/03     105,107,000
   51,063,000 Delaware Funding Corp. ........................    1.25       05/13/03      51,041,724
  101,128,000 Delaware Funding Corp. ........................    1.25       05/14/03     101,082,352
  130,000,000 Delaware Funding Corp. ........................    1.25       05/15/03     129,936,806
  250,000,000 Dexia Delaware LLC ............................    1.26       06/05/03     249,694,965
  175,000,000 Edison Asset Securitization, LLC ..............    1.25       05/06/03     174,969,618
  166,323,000 Edison Asset Securitization, LLC ..............    1.25       05/08/03     166,282,574
  175,000,000 Edison Asset Securitization, LLC ..............    1.25       05/12/03     174,933,160
  171,262,000 Edison Asset Securitization, LLC ..............    1.25       05/16/03     171,172,801
   50,000,000 Enterprise Funding Corp. ......................    1.27       05/13/03      49,978,833
  125,000,000 Enterprise Funding Corp. ......................    1.26       05/19/03     124,921,250
   34,000,000 Enterprise Funding Corp. ......................    1.27       05/23/03      33,973,612
   90,000,000 Eureka Securitization Inc. ....................    1.26       05/13/03      89,962,200
  100,000,000 Falcon Asset Securitization ...................    1.28       05/02/03      99,996,444
  150,000,000 Falcon Asset Securitization ...................    1.25       05/07/03     149,968,750
   20,000,000 FCAR Owner Trust ..............................    1.23       05/01/03      20,000,000
  144,712,000 Fleet Funding Corporation .....................    1.26       06/23/03     144,443,559
   84,000,000 Forrestal Funding Master Trust ................    1.25       05/01/03      84,000,000
  115,338,000 Forrestal Funding Master Trust ................    1.25       05/02/03     115,333,995
  170,000,000 Galleon Capital Corporation ...................    1.25       06/06/03     169,787,500
   75,237,000 GE Financial Assurance Holdings Inc. ..........    1.26       07/23/03      75,018,843
  400,000,000 General Electric Capital Corp. ................    1.25       05/29/03     399,611,111
  200,000,000 General Electric Capital Corp. ................    1.25       05/30/03     199,798,611
  187,500,000 Greyhawk Funding LLC ..........................    1.27       05/16/03     187,400,781
  100,000,000 International Lease Finance Corp. .............    1.25       05/08/03      99,975,694
   39,590,000 Ivory Funding Corporation .....................    1.25       05/08/03      39,580,377
   25,000,000 Ivory Funding Corporation .....................    1.26       05/16/03      24,986,875
   25,000,000 Ivory Funding Corporation .....................    1.26       05/22/03      24,981,625
   50,000,000 Ivory Funding Corporation .....................    1.28       05/22/03      49,962,667
   10,400,000 Ivory Funding Corporation .....................    1.27       05/27/03      10,390,461
   65,529,000 Jupiter Securitization Corporation ............    1.26       05/20/03      65,485,423
   24,471,000 Jupiter Securitization Corporation ............    1.26       05/22/03      24,453,014

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                              Interest    Maturity          Value
Face Amount                                                    Rate*        Date          (Note 1a)
----------------------------------------------------------------------------------------------------
Commercial Paper (continued)
 $  84,000,000 Jupiter Securitization Corporation ..........   1.27%      05/29/03     $  83,917,027
    68,536,000 Kitty Hawk Funding Corp. ....................   1.26       05/23/03        68,483,227
   158,933,000 Kitty Hawk Funding Corp. ....................   1.27       05/28/03       158,781,616
    19,100,000 Lake Constance Funding Limited ..............   1.27       05/19/03        19,087,872
    33,925,000 Lake Constance Funding Limited ..............   1.26       05/28/03        33,892,941
    31,810,000 Lake Constance Funding Limited ..............   1.27       05/28/03        31,779,701
    44,000,000 Lake Constance Funding Limited ..............   1.39       06/19/03        43,916,754
    25,000,000 Long Lane Master Trust IV ...................   1.28       05/12/03        24,990,222
    50,000,000 Long Lane Master Trust IV ...................   1.28       05/20/03        49,966,222
    25,000,000 Long Lane Master Trust IV ...................   1.30       05/29/03        24,974,722
   126,426,000 Old Line Funding Corp. ......................   1.25       05/01/03       126,426,000
    54,000,000 Old Line Funding Corp. ......................   1.25       05/06/03        53,990,625
    80,187,000 Old Line Funding Corp. ......................   1.25       05/08/03        80,167,510
    96,560,000 Park Avenue Receivables Corp. ...............   1.25       05/02/03        96,556,647
    88,000,000 Park Avenue Receivables Corp. ...............   1.25       05/12/03        87,966,389
   101,132,000 Park Avenue Receivables Corp. ...............   1.25       06/03/03       101,016,120
    75,000,000 Park Granada LLC ............................   1.32       06/25/03        74,848,750
   100,000,000 Park Granada LLC ............................   1.32       06/26/03        99,794,667
    50,000,000 Park Granada LLC ............................   1.32       07/21/03        49,858,590
    50,000,000 Polonius Inc. ...............................   1.28       05/06/03        49,991,111
    50,000,000 Polonius Inc. ...............................   1.27       05/06/03        49,991,181
    75,000,000 Santander Central Hispano Finance
                (Delaware) Inc. ............................   1.25       05/12/03        74,971,354
    25,000,000 Sheffield Receivables Corp. .................   1.25       05/09/03        24,993,056
   100,000,000 Sheffield Receivables Corp. .................   1.26       05/16/03        99,947,500
   100,000,000 Sheffield Receivables Corp. .................   1.26       05/23/03        99,923,000
   100,000,000 Tulip Funding Corp. .........................   1.26       05/28/03        99,905,500
    79,994,000 Tulip Funding Corp. .........................   1.27       05/28/03        79,917,806
   200,000,000 Variable Funding Capital Corp. ..............   1.25       05/05/03       199,972,222
    50,000,000 Variable Funding Capital Corp. ..............   1.25       05/08/03        49,987,847
   150,000,000 Variable Funding Capital Corp. ..............   1.25       05/09/03       149,958,333
   135,158,000 Witmer Funding LLC ..........................   1.30       05/15/03       135,089,670
----------------------------------------------------------------------------------------------------
               Total Commercial Paper
               (Cost $8,055,760,183) .......................                           8,055,768,448
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                               Interest    Maturity         Value
Face Amount                                                     Rate*        Date         (Note 1a)
-----------------------------------------------------------------------------------------------------
Commercial Paper -- Variable Rate -- 2.0%
$  200,000,000 Goldman Sachs Group L.P. ....................    1.29%      10/09/03    $  200,000,000
   100,000,000 Goldman Sachs Group L.P. ....................    1.31       10/10/03       100,000,000
   125,000,000 Lehman Brothers Holdings Inc. ...............    1.31       09/03/03       125,000,000
   150,000,000 Montauk Funding Corporation .................    1.28       07/17/03       150,000,000
   100,000,000 Saloman Smith Barney Holdings Inc. ..........    1.27       05/08/03       100,000,000
    35,000,000 Sigma Finance Inc. ..........................    1.27       12/12/03        35,000,000
   150,000,000 Sigma Finance Inc. ..........................    1.29       12/12/03       150,000,000
    48,000,000 Sigma Finance Inc. ..........................    1.28       12/22/03        48,000,000
-----------------------------------------------------------------------------------------------------
               Total Commercial Paper -- Variable
               Rate (Cost $908,000,000) ....................                              908,000,000
-----------------------------------------------------------------------------------------------------
Repurchase Agreements** -- 14.2%
 1,000,000,000 Barclays Capital Inc.,
               purchased on 04/30/03 .......................    1.35       05/01/03     1,000,000,000
   200,000,000 Citigroup Holdings Inc.
               purchased on 04/30/03 .......................    1.48       05/01/03       200,000,000
 1,050,000,000 Deutsche Bank Securities Inc.,
               purchased on 04/30/03 .......................    1.34       05/01/03     1,050,000,000
   200,000,000 Deutsche Bank Securities Inc.,
               purchased on 04/30/03 .......................    1.44       05/01/03       200,000,000
   300,000,000 Deutsche Bank Securities Inc.,
               purchased on 04/30/03 .......................    1.51       05/01/03       300,000,000
   500,000,000 Goldman Sachs & Company,
               purchased on 04/30/03 .......................    1.33       05/01/03       500,000,000
   250,000,000 Goldman Sachs & Company,
               purchased on 04/30/03 .......................    1.42       05/01/03       250,000,000
    50,000,000 Goldman Sachs & Company,
               purchased on 04/30/03 .......................    1.50       05/01/03        50,000,000
 1,000,000,000 J.P. Morgan Securities Inc.,
               purchased on 04/30/03 .......................    1.33       05/01/03     1,000,000,000
   500,000,000 J.P. Morgan Securities Inc.,
               purchased on 04/30/03 .......................    1.44       05/01/03       500,000,000
 1,300,000,000 UBS Warburg LLC,
               purchased on 04/30/03 .......................    1.33       05/01/03     1,300,000,000
-----------------------------------------------------------------------------------------------------
               Total Repurchase Agreements
               (Cost $6,350,000,000) .......................                            6,350,000,000
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                       Interest    Maturity        Value
Face Amount                                              Rate*       Date        (Note 1a)
----------------------------------------------------------------------------------------------
Municipal Obligations -- 0.7%
$ 335,000,000 California State .....................     1.32%     06/20/03    $   335,000,000
              Total Municipal Obligations
              (Cost $335,000,000) ..................                               335,000,000
----------------------------------------------------------------------------------------------
Short-Term Securities -- 0.5%
  122,965,907 Merrill Lynch Liquidity Series, LLC
              Money Market Series (b)(c) ...........                               122,965,907
   81,850,001 Merrill Lynch Premier Institutional
              Fund (b)(c) ..........................                                81,850,001
----------------------------------------------------------------------------------------------
              Total Short-Term Securities
              (Cost $204,815,908) ..................                               204,815,908
----------------------------------------------------------------------------------------------
              Total Investments -- 100.6%
              (Cost $44,844,768,374)................                            44,872,182,689
----------------------------------------------------------------------------------------------
              Liabilities in Excess of Other
              Assets -- (0.6%) .....................                              (276,536,163)
----------------------------------------------------------------------------------------------
              Net Assets ...........................                           $44,595,646,526
==============================================================================================

      Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2003 net unrealized appreciation amounted to $27,414,315 and is comprised of $27,641,066 in appreciation and $226,751 in depreciation.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2003. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.

      D/N--Discount Notes

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933.

 Additional information on each restricted security holding is as follows:

              Security                                               Acquisition Date            Cost
 Allstate Life Insurance Co.
  1.39%, 09/12/03 ..................................................   12/11/2002            $ 25,000,000
  1.43%, 12/12/03 ..................................................   12/11/2002            $ 25,000,000
  1.41%, 03/26/04 ..................................................   03/24/2003            $ 75,000,000
 Equitable Life Assurance Co. of Iowa
  1.42%, 01/20/04 ..................................................   01/16/2003            $100,000,000
  1.41%, 02/27/04 ..................................................   02/27/2003            $100,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

              Security                                              Acquisition Date            Cost
 GE Life and Annuity Assurance Co.
  1.36%, 10/01/03 .............................................       09/30/2002            $ 50,000,000
  1.37%, 11/03/03 .............................................       10/31/2002            $ 50,000,000
 Hartford Life Insurance Co.
  1.36%, 05/01/03 .............................................       04/30/2002            $100,000,000
  1.41%, 05/03/04 .............................................       04/30/2003            $100,000,000
 J.P. Morgan Chase & Co.
  1.24%, 06/05/03 .............................................       09/10/2002            $250,000,000
 Jackson National Life Insurance Co.
  1.39%, 05/01/03 .............................................       04/30/2002            $ 40,000,000
  1.40%, 05/03/04 .............................................       04/30/2003            $ 40,000,000
 Metropolitan Life Insurance Co.
  1.38%, 09/02/03 .............................................       09/05/2002            $210,000,000
 Monumental Life Insurance Co.
  1.45%, 11/14/03 .............................................       11/18/2002            $ 60,000,000
  1.47%, 05/24/04 .............................................       04/25/2003            $ 90,000,000
 New York Life Insurance Co.
  1.38%, 05/30/03 .............................................       05/29/2002            $100,000,000
  1.41%, 10/21/03 .............................................       10/10/2002            $136,000,000
  1.42%, 12/09/03 .............................................       12/06/2002            $150,000,000
 Pacific Life Insurance Co.
  1.39%, 06/02/03 .............................................       05/30/2002            $ 10,000,000
  1.39%, 10/01/03 .............................................       09/30/2002            $ 10,000,000
 Security Life of Denver Insurance Co. ........................
  1.40%, 06/27/03 .............................................       03/27/2003            $ 60,000,000
 Travelers Insurance Co. (The)
  1.37%, 03/01/04 .............................................       03/03/2003            $ 30,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,811,000,000 or 4.1% of net assets.

(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                            Dividend/
                                                                                            Interest
                             Affiliate                                Net Activity           Income
 Merrill Lynch Liquidity Series, LLC Money Market Series .........    $122,965,907          $385,078
 Merrill Lynch Premier Institutional Fund ........................    $ 81,850,001          $489,403
 Merrill Lynch Institutional Fund ................................              --          $ 21,900

(c)   Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements ....   $6,350,000,000
Investments in other marketable securities
 (including securities loaned of $200,265,600) ................   38,522,182,689
                                                                  --------------
   Total investments at value (identified cost
   $44,844,768,374) (Note 1a) ..................................................  $44,872,182,689
Cash ...........................................................................       28,763,905
Receivable for investments sold ................................................      103,384,722
Interest receivable ............................................................       61,199,261
Securities lending income receivable ...........................................           20,512
                                                                                  ---------------
   Total assets ................................................................   45,065,551,089
                                                                                  ---------------
Liabilities:
Collateral on securities loaned, at value ......................................      204,815,908
Advisory fee payable (Note 2) ..................................................        2,017,154
Payable for investments purchased ..............................................      262,905,258
Accrued expenses ...............................................................          166,243
                                                                                  ---------------
   Total liabilities ...........................................................      469,904,563
                                                                                  ---------------
Net Assets applicable to investors' interests ..................................  $44,595,646,526
                                                                                  ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ........................  $44,568,232,211
Net unrealized appreciation ....................................................       27,414,315
                                                                                  ---------------
Total ..........................................................................  $44,595,646,526
                                                                                  ===============

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ...................................................   $853,359,941
Securities lending income (Note 1f) ............................................        896,381
                                                                                   ------------
   Total income ................................................................    854,256,322
                                                                                   ------------
Expenses:
Investment advisory fee (Note 2) ...............................................     24,574,637
Accounting and custodian services ..............................................        998,938
Dividend and transfer agency fees ..............................................         36,068
                                                                                   ------------
   Total expense ...............................................................     25,609,643
                                                                                   ------------
   Net investment income .......................................................    828,646,679
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ................   $6,270,875
Net unrealized appreciation of investments ....................    1,610,421
                                                                  ----------
   Net realized and unrealized gain from investments ...........................      7,881,296
                                                                                   ------------
Net Increase in Net Assets Resulting From Operations ...........................   $836,527,975
                                                                                   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   Year             For the Period
                                                                                  Ended            January 14, 2002*
                                                                              April 30, 2003       to April 30, 2002
                                                                           ------------------      -----------------
Increase (Decrease) in Net assets:
Operations:
Net investment income .................................................    $      828,646,679      $   268,178,499
Net realized gain from investment transactions ........................             6,270,875              524,966
Net unrealized appreciation (depreciation)
 of investments .......................................................             1,610,421          (35,353,758)
                                                                           ------------------      ---------------
Net increase in net assets resulting from operations ..................           836,527,975          233,349,707
                                                                           ------------------      ---------------
Capital Transactions:
Assets contributed by Merrill Lynch Premier
 Institutional Fund (Note 3) ..........................................                    --       43,644,470,766
Contributions from feeders ............................................       107,101,565,999        2,713,462,743
Withdrawals from feeders ..............................................      (109,744,102,031)        (189,662,967)
                                                                           ------------------      ---------------
Net increase (decrease) in net assets from capital transactions .......        (2,642,536,032)      46,168,270,542
                                                                           ------------------      ---------------
Net increase (decrease) in net assets .................................        (1,806,008,057)      46,401,620,249
Net Assets:
Beginning of period ...................................................        46,401,654,583               34,334
                                                                           ------------------      ---------------
End of period .........................................................    $   44,595,646,526      $46,401,654,583
                                                                           ==================      ===============

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Supplementary Data
--------------------------------------------------------------------------------

                                                                                Year           For the Period
                                                                                Ended         January 14, 2002*
                                                                           April 30, 2003     to April 30, 2002
                                                                           --------------     -----------------
Ratio of expenses to average net assets ...............................            .05%                .05%(1)
Ratio of net investment income, including realized and unrealized
 gains losses, to average net assets ..................................           1.70%               1.79%(1)
Net Assets, end of period (000) .......................................    $44,595,647         $46,401,655

(1)   On an annualized basis

*     Commencement of Operations

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments
April 30, 2003
--------------------------------------------------------------------------------

                                                     Interest    Maturity         Value
Face Amount                                           Rate*       Date          (Note 1a)
-------------------------------------------------------------------------------------------
U.S.  Government Agency Issues -- 9.6%
$ 50,000,000 US Treasury Notes .....................  1.50 %     02/28/05    $   50,066,400
  10,000,000 Federal Home Loan Banks ...............  4.50       07/07/03        10,061,169
  50,000,000 Federal Home Loan Banks ...............  4.13       08/15/03        50,428,300
  50,000,000 Federal Home Loan Banks ...............  4.88       04/16/04        51,718,245
 115,000,000 Federal Home Loan Mortgage Corp. ......  4.50       06/15/03       115,269,534
  50,000,000 Federal Home Loan Mortgage Corp. ......  5.75       07/15/03        50,470,695
 100,000,000 Federal Home Loan Mortgage Corp. ......  5.00       01/15/04       102,684,890
 125,000,000 Federal Home Loan Mortgage Corp. ......  3.75       04/15/04       128,024,487
  25,000,000 Federal Home Loan Mortgage Corp. ......  2.50       08/20/04        25,098,550
  50,000,000 Federal Home Loan Mortgage Corp. ......  2.50       08/27/04        50,210,844
  25,000,000 Federal Home Loan Mortgage Corp. ......  2.60       09/17/04        25,134,450
  25,000,000 Federal Home Loan Mortgage Corp. ......  2.60       11/05/04        25,187,198
  75,000,000 Federal Home Loan Mortgage Corp. ......  3.25       11/15/04        77,003,092
  25,000,000 Federal Home Loan Mortgage Corp. ......  2.13       04/28/05        25,101,563
  25,000,000 Federal National Mortgage Assoc. ......  4.00       08/15/03        25,205,173
  35,000,000 Federal National Mortgage Assoc. ......  3.13       11/15/03        35,368,267
  30,000,000 Federal National Mortgage Assoc. ......  3.63       04/15/04        30,690,357
  15,000,000 Federal National Mortgage Assoc. ......  3.75       05/12/04        15,009,375
  25,000,000 Federal National Mortgage Assoc. ......  2.46       08/19/04        25,098,572
  25,000,000 Federal National Mortgage Assoc. ......  2.69       08/27/04        25,031,250
  25,000,000 Federal National Mortgage Assoc. ......  3.50       09/15/04        25,740,525
  25,000,000 Federal National Mortgage Assoc. ......  2.50       10/01/04        25,146,298
  30,000,000 Federal National Mortgage Assoc. ......  2.63       11/04/04        30,243,750
  30,000,000 Federal National Mortgage Assoc. ......  2.65       11/04/04        30,243,750
  20,000,000 Federal National Mortgage Assoc. ......  2.60       11/05/04        20,156,250
  25,000,000 Federal National Mortgage Assoc. ......  2.20       01/14/05        25,203,125
  14,000,000 Federal National Mortgage Assoc. ......  2.07       02/11/05        14,109,375
-------------------------------------------------------------------------------------------
             Total U.S. Government Agency Issues
             (Cost $1,107,819,513) .................                          1,113,705,484
-------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- Variable Rate -- 27.9%
  40,000,000 Federal Farm Credit Banks .............  1.16       11/03/03        39,993,902
  65,000,000 Federal Farm Credit Banks .............  1.16       11/14/03        64,985,984
  40,000,000 Federal Farm Credit Banks .............  1.27       11/04/04        40,000,000
  25,000,000 Federal Farm Credit Banks .............  1.23       05/02/05        24,990,000
 100,000,000 Federal Home Loan Banks ...............  1.09       06/17/03        99,991,004
  80,100,000 Federal Home Loan Banks ...............  1.17       11/07/03        80,070,901

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                         Interest    Maturity          Value
Face Amount                                               Rate*        Date          (Note 1a)
------------------------------------------------------------------------------------------------
U.S. Government Agency Issues (continued)
$118,500,000 Federal Home Loan Banks .................     1.17%      12/04/03     $ 118,464,807
  77,500,000 Federal Home Loan Banks .................     1.13       12/29/03        77,491,785
  77,500,000 Federal Home Loan Banks .................     1.11       01/02/04        77,496,350
 250,000,000 Federal Home Loan Banks .................     1.18       01/06/04       249,935,241
 165,000,000 Federal Home Loan Banks .................     1.14       07/14/04       164,976,719
  80,400,000 Federal Home Loan Banks .................     1.26       08/19/04        80,379,011
 200,000,000 Federal Home Loan Banks .................     1.20       09/17/04       199,889,157
 106,000,000 Federal Home Loan Mortgage Corp. ........     1.11       07/08/03       105,999,353
 200,000,000 Federal National Mortgage Assoc. ........     1.08       06/16/03       199,979,844
 109,000,000 Federal National Mortgage Assoc. ........     1.17       08/01/03       108,978,078
 210,000,000 Federal National Mortgage Assoc. ........     1.17       12/03/03       209,960,260
 515,000,000 Federal National Mortgage Assoc. ........     1.38       01/14/04       515,000,000
 150,000,000 Federal National Mortgage Assoc. ........     1.20       01/22/04       149,959,053
 193,000,000 Federal National Mortgage Assoc. ........     1.19       05/27/04       192,906,322
 200,000,000 Federal National Mortgage Assoc. ........     1.19       10/29/04       199,894,600
 250,000,000 Student Loan Marketing Assoc. ...........     1.15       10/27/03       250,005,725
------------------------------------------------------------------------------------------------
             Total U.S. Government Agency
             Issues -- Variable Rate
             (Cost $3,251,232,740) ...................                             3,251,348,096
------------------------------------------------------------------------------------------------
Euro Certificates of Deposit -- 0.9%
 100,000,000 Westdeutsche Landesbank
             Girozentrale, NY ........................     1.28       08/13/03       100,010,500
             Total Euro Certificates of Deposit
             (Cost $100,000,000) .....................                               100,010,500
------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- 2.1%
 250,000,000 Credit Suisse First Boston NY CD ........     1.26       06/25/03       250,000,000
             Total Yankee Certificates of Deposit
             (Cost $250,000,000) .....................                               250,000,000
------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- Variable Rate -- 10.9%
 100,000,000 Abbey National Treasury Services
             PLC, NY .................................     1.21       06/05/03        99,996,164
 120,000,000 Canadian Imperial Bank of
             Commerce, NY ............................     1.22       06/05/03       119,995,397

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                             Interest   Maturity        Value
Face Amount                                                   Rate*       Date        (Note 1a)
-------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit (continued)
$ 100,000,000 Canadian Imperial Bank of
              Commerce, NY ................................   1.33%     05/14/04   $  100,000,000
   24,000,000 Credit Agricole Indosuez, NY ................   1.29      02/17/04       23,998,096
  200,000,000 Deutsche Bank AG, NY ........................   1.30      10/20/03      200,000,000
  200,000,000 Nordea Bank, Finland ........................   1.31      01/27/04      199,992,575
  200,000,000 Rabobank Nederland N.V., NY .................   1.28      02/26/04      199,983,507
  205,000,000 Royal Bank of Canada, NY ....................   1.30      01/27/04      204,992,390
   50,000,000 Societe Generale, NY ........................   1.30      02/12/04       49,998,034
   75,000,000 Swedbank ....................................   1.29      09/29/03       74,990,434
-------------------------------------------------------------------------------------------------
              Total Yankee Certificates
              of Deposit -- Variable Rate
              (Cost $1,273,946,597) .......................                         1,273,946,597
-------------------------------------------------------------------------------------------------
Medium Term Notes -- Variable Rate -- 2.6%
   60,500,000 Bank of Nova Scotia, NY .....................   1.34      09/04/03       60,513,335
  100,000,000 General Electric Capital Corp. ..............   1.35      05/14/04      100,025,090
   17,000,000 Goldman Sachs Group Inc. ....................   1.54      05/12/04       16,995,886
  125,000,000 Northern Rock PLC ...........................   1.35      11/19/03      125,027,488
-------------------------------------------------------------------------------------------------
              Total Medium Term Notes --
              Variable Rate (Cost $302,507,779) ..........                           302,561,799
-------------------------------------------------------------------------------------------------
Time Deposits -- 7.2%
  288,509,000 SunTrust Banks N.A. Cayman ..................   1.26      05/01/03      288,509,000
  200,000,000 Svenska Handelsbanken AB, NY ................   1.27      05/01/03      200,000,000
  350,000,000 UBS AG, Cayman ..............................   1.32      05/01/03      350,000,000
-------------------------------------------------------------------------------------------------
              Total Time Deposits
              (Cost $838,509,000) .........................                           838,509,000
-------------------------------------------------------------------------------------------------
Bank Notes -- Variable Rate -- 0.9%
   30,000,000 National City Bank, Indiana .................   1.41      05/23/03       30,001,813
   75,000,000 U.S. Bank, National Association .............   1.30      01/29/04       74,994,406
              Total Bank Notes -- Variable Rate
              (Cost $104,996,219) .........................                           104,996,219
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                           Interest    Maturity           Value
Face Amount                                                  Rate*       Date           (Note 1a)
--------------------------------------------------------------------------------------------------
Corporate Notes -- 0.4%
$50,500,000 Wal-Mart Stores Inc. ........................   4.88%      06/01/03      $ 50,597,147
            Total Corporate Notes
            (Cost $50,597,147) ..........................                              50,597,147
--------------------------------------------------------------------------------------------------
Corporate Notes -- Variable Rate -- 1.2%
 50,000,000 Associates Corp. of North America ...........   1.36       06/26/03        50,000,000
 41,000,000 BMW U.S. Capital Corp. ......................   1.31       12/10/03        41,000,164
 50,700,000 Holmes Financing (NO. 6) PLC ................   1.31       10/15/03        50,700,000
--------------------------------------------------------------------------------------------------
            Total Corporate Notes -- Variable
            Rate (Cost $141,700,000) ....................                             141,700,164
--------------------------------------------------------------------------------------------------
Master Notes -- Variable Rate -- 3.9%
  45,000,000 GE Life and Annuity Assurance Co. (a) ......    1.36       10/01/03        45,000,000
 229,000,000 J. P. Morgan Chase & Co. (a) ...............    1.24       06/05/03       229,000,000
  40,000,000 Monumental Life Insurance Co. (a) ..........    1.45       11/14/03        40,000,000
  40,000,000 Monumental Life Insurance Co. (a) ..........    1.47       05/24/04        40,000,000
  45,000,000 New York Life Insurance Company (a) ........    1.38       05/30/03        45,000,000
  35,000,000 New York Life Insurance Company (a) ........    1.42       10/21/03        35,000,000
  25,000,000 Pacific Life Insurance Co. (a) .............    1.39       02/02/04        25,000,000
--------------------------------------------------------------------------------------------------
             Total Master Notes -- Variable Rate
             (Cost $459,000,000) ........................                              459,000,000
--------------------------------------------------------------------------------------------------
Commercial Paper -- 16.8%
 100,000,000 Aegon Funding Corp. ........................    1.27       07/07/03        99,766,920
 100,000,000 Amsterdam Funding Corp. ....................    1.25       05/01/03       100,000,000
  50,000,000 Aspen Funding Corporation ..................    1.27       05/16/03        49,973,542
  25,000,000 Aspen Funding Corporation ..................    1.26       05/19/03        24,984,250
 100,000,000 Beta Finance Inc. ..........................    1.26       05/20/03        99,933,500
 100,000,000 Blue Ridge Asset Funding Corp. .............    1.25       05/09/03        99,972,222
 100,000,000 Delaware Funding Corp. .....................    1.26       05/22/03        99,926,500
  36,000,000 Dexia Delaware LLC .........................    1.25       05/07/03        35,992,500
  50,000,000 Dorada Finance Inc. ........................    1.26       07/18/03        49,863,930
  76,480,000 Falcon Asset Securitization ................    1.26       05/12/03        76,450,555
  54,484,000 Falcon Asset Securitization ................    1.26       05/19/03        54,449,675
  41,000,000 Forrestal Funding Master Trust .............    1.25       05/01/03        41,000,000
 200,000,000 General Electric Capital Corp. .............    1.25       08/29/03       199,166,440
  39,000,000 Greyhawk Funding, LLC ......................    1.27       05/05/03        38,994,497
 100,000,000 HBOS Treasury Services PLC .................    1.25       05/19/03        99,937,500

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                         Interest    Maturity        Value
Face Amount                                               Rate*       Date        (Note 1a)
----------------------------------------------------------------------------------------------
Commercial Paper (continued)
$125,000,000 Kittyhawk Funding Corp. ..................   1.26%      05/21/03   $  124,912,500
  50,000,000 Newport Funding Corporation ..............   1.25       05/09/03       49,986,111
  52,435,000 Old Line Funding Corp. ...................   1.27       05/15/03       52,409,103
  44,464,000 Park Avenue Receivables Corp. ............   1.26       05/06/03       44,456,219
 101,114,000 Park Avenue Receivables Corp. ............   1.25       05/09/03      101,085,913
  50,000,000 PB Finance (Delaware) Inc. ...............   1.26       05/21/03       49,965,000
 150,000,000 Preferred Receivables Funding Corp. ......   1.26       05/29/03      149,853,000
  71,000,000 Santander Central Hispano Finance
              (Delaware) Inc. .........................   1.25       06/23/03       70,869,340
  92,000,000 Spintab AB ...............................   1.27       05/08/03       91,977,281
  50,000,000 Variable Funding Capital Corp. ...........   1.25       05/08/03       49,987,847
----------------------------------------------------------------------------------------------
             Total Commercial Paper
             (Cost $1,955,910,861) ....................                          1,955,914,345
----------------------------------------------------------------------------------------------
Commercial Paper -- Variable Rate -- 3.0%
  55,000,000 CXC Inc. .................................   1.29       07/28/03       54,998,674
 150,000,000 Soloman Smith Barney Holdings Inc. .......   1.27       05/08/03      150,000,000
  50,000,000 Goldman Sachs Group Inc. .................   1.29       10/09/03       50,000,000
 100,000,000 Goldman Sachs Group Inc. .................   1.31       10/10/03      100,000,000
----------------------------------------------------------------------------------------------
             Total Commercial Paper -- Variable
             Rate (Cost $355,000,000) .................                            354,998,674
----------------------------------------------------------------------------------------------
Repurchase Agreements** -- 11.8%
 100,000,000 Goldman Sachs & Company,
              purchased on 04/30/03 ...................   1.50       05/01/03      100,000,000
 190,000,000 Goldman Sachs & Company,
              purchased on 04/30/03 ...................   1.42       05/01/03      190,000,000
 500,000,000 Goldman Sachs & Company,
              purchased on 04/30/03 ...................   1.33       05/01/03      500,000,000
 180,000,000 J.P. Morgan Securities Inc.,
              purchased on 04/30/03 ...................   1.48       05/01/03      180,000,000
 400,000,000 UBS Warburg LLC,
              purchased on 04/30/03 ...................   1.33       05/01/03      400,000,000
----------------------------------------------------------------------------------------------
             Total Repurchase Agreements
             (Cost $1,370,000,000) ....................                          1,370,000,000
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                    Interest    Maturity        Value
Face Amount                                          Rate*        Date        (Note 1a)
-------------------------------------------------------------------------------------------
Municipal Obligations -- 0.7%
$ 86,900,000 California State Revenue
             Anticipation Note ...................   1.32%      06/20/03    $    86,900,000
             Total Municipal Obligations
             (Cost $86,900,000) ..................                               86,900,000
-------------------------------------------------------------------------------------------
             Total Investments -- 99.9%
             (Cost $11,648,119,856) ..............                           11,654,188,025
-------------------------------------------------------------------------------------------
             Other Assets Less Liabilities -- 0.1%                                8,039,138
-------------------------------------------------------------------------------------------
             Net Assets ..........................                          $11,662,227,163
===========================================================================================

      Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2003 net unrealized appreciation amounted to $6,068,169 and is comprised of $6,113,288 in appreciation and $45,119 in depreciation.

* Commercial Paper and some U.S. Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2003. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.

      D/N--Discount Notes

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933.


 Additional information on each restricted security holding is as follows:

       Security                                                Acquisition Date          Cost
 GE Life and Annuity Assurance Co.
  1.36%, 10/01/03 .............................................   09/27/2002         $ 45,000,000
 J.P. Morgan Chase & Co.
  1.24%, 06/05/03 .............................................   09/09/2002         $229,000,000
 Monumental Life Insurance Co.
  1.45%, 11/14/03 .............................................   11/14/2002         $ 40,000,000
  1.47%, 05/24/04 .............................................   04/21/2003         $ 40,000,000
 New York Life Insurance Co.
  1.38%, 05/30/03 .............................................   05/28/2002         $ 45,000,000
  1.42%, 10/21/03 .............................................   10/10/2002         $ 35,000,000
 Pacific Life Insurance Co.
  1.39%, 02/02/04 .............................................   01/29/2003         $ 25,000,000

      The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $459,000,000 or 3.9% of net assets.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements ......   $1,370,000,000
Investments in other marketable securities ......................   10,284,188,025
                                                                    --------------
   Total investments, at value (identified cost
   $11,648,119,856) (Note 1a) ..................................................     $11,654,188,025
Cash ...........................................................................          15,810,177
Interest receivable ............................................................          17,803,825
                                                                                     ---------------
   Total assets ................................................................      11,687,802,027
                                                                                     ---------------
Liabilities:
Advisory fee payable (Note 2) ..................................................             536,732
Payable for investments purchased ..............................................          24,990,000
Accrued expenses ...............................................................              48,132
                                                                                     ---------------
   Total liabilities ...........................................................          25,574,864
                                                                                     ---------------
Net Assets applicable to investors' interests ..................................     $11,662,227,163
                                                                                     ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ........................     $11,656,158,994
Net unrealized appreciation ....................................................           6,068,169
                                                                                     ---------------
Total ..........................................................................     $11,662,227,163
                                                                                     ===============

--------------------------------------------------------------------------------
Master Institutional Portfolio
Statement of Operations
For the Year Ended April 30, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ...................................................    $231,888,942
Securities lending income (Note 1f) ............................................          73,723
                                                                                    ------------
   Total income ................................................................     231,962,665
                                                                                    ------------
Expenses:
Investment advisory fee (Note 2) ...............................................       6,622,189
Accounting and custodian services ..............................................         264,043
Dividend and transfer agency fees ..............................................          36,063
                                                                                    ------------
   Total expense ...............................................................       6,922,295
                                                                                    ------------
   Net investment income .......................................................     225,040,370
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ...............   $1,558,230
Net unrealized depreciation of investments ...................     (177,624)
                                                                 ----------
   Net realized and unrealized gain from investments ...........................       1,380,606
                                                                                    ------------
Net Increase in Net Assets Resulting From Operations ...........................    $226,420,976
                                                                                    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Year             For the Period
                                                                                    Ended           January 14, 2002*
                                                                               April 30, 2003       to April 30, 2002
                                                                             -----------------      -----------------
Increase (Decrease) in Net assets:
Operations:
Net investment income ...................................................    $     225,040,370      $    76,201,524
Net realized gain from investment transactions ..........................            1,558,230              104,887
Net unrealized depreciation of investments ..............................             (177,624)          (7,631,848)
                                                                             -----------------      ---------------
Net increase in net assets resulting from operations ....................          226,420,976           68,674,563
Capital Transactions:
Assets contributed by Merrill Lynch Institutional Fund (Note 3) .........                   --       11,548,477,701
Contributions from feeders ..............................................       29,798,523,351        1,277,940,569
Withdrawals from feeders ................................................      (31,203,003,587)         (54,840,743)
                                                                             -----------------      ---------------
Net increase (decrease) in net assets from capital transactions .........       (1,404,480,236)      12,771,577,527
                                                                             -----------------      ---------------
Net increase (decrease) in net assets ...................................       (1,178,059,260)      12,840,252,090
Net Assets:
Beginning of period .....................................................       12,840,286,423               34,333
                                                                             -----------------      ---------------
End of period ...........................................................    $  11,662,227,163      $12,840,286,423
                                                                             =================      ===============

--------------------------------------------------------------------------------
Master Institutional Fund
Supplementary Data
--------------------------------------------------------------------------------

                                                                                    Year              For the Period
                                                                                    Ended            January 14, 2002*
                                                                               April 30, 2003        to April 30, 2002
                                                                               --------------        -----------------
Ratio of expenses to average net assets .................................               .05%                  .05%(1)
Ratio of net investment income, including realized and unrealized gains
 losses, to average net assets ..........................................               1.71%                 1.81%(1)
Net Assets, end of period (000) .........................................        $11,662,227           $12,840,286

(1)   On an annualized basis

*     Commencement of Operations

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 2003
--------------------------------------------------------------------------------

                                                                                Value
Face Amount                   Issue                                           (Note 1a)
-------------------------------------------------------------------------------------------
Alabama -- 2.8%
$ 25,800,000 Alabama Special Care Facilities Finance Authority
              (Ascension Health 99B) VRDN 1.30%
              due 11/15/2039 (a) ........................................      $ 25,800,000
   7,500,000 Athens-Limestone County Health Care Authority
              VRDN 1.41% due 05/01/2015 (a) .............................         7,500,000
  10,000,000 Columbia, Alabama IDB PCR (Alabama Power Co.
              Project -- Series C) DDN 1.35% due 06/01/2022 (a) .........        10,000,000
  25,000,000 Decatur, Alabama IDB Solid Waste Disposal Revenue
              (Amoco Chemical Co. Project) VRDN 1.15%
              due 05/14/2003 (a) ........................................        25,000,000
   9,000,000 Decatur, Alabama IDB Environmental Facilities Revenue
              (Amoco Chemical Co. Project) DDN 1.40%
              due 11/01/2035 (a) ........................................         9,000,000
              Jefferson County, Alabama Sewer Revenue Warrants
              VRDN:
  30,000,000  (Series C-3) 1.45% due 02/01/2040 (a) .....................        30,000,000
  20,000,000  (Series C-4) 1.45% due 02/01/2040 (a) .....................        20,000,000
  30,000,000  (Series C-5) 1.42% due 02/01/2040 (a) .....................        30,000,000
  45,000,000  (Series C-6) 1.40% due 02/01/2040 (a) .....................        45,000,000
   7,480,000 Mobile County, Alabama IDB PCR (Ultraform Co.
              Project - A) VRDN 1.40% due 12/01/2015 (a) ................         7,480,000
  20,000,000 Parrish, Alabama IDB PCR (Alabama Power Co. Project)
              DDN 1.35% due 06/01/2015 (a) ..............................        20,000,000
   3,080,000 Tuscaloosa, Alabama Educational Building Authority
              Revenue (American Christian Education) VRDN
              1.51% due 01/01/2023 (a) ..................................         3,080,000
-------------------------------------------------------------------------------------------
Arkansas -- 1.0%
   2,155,000 Arkansas Hospital Equipment Finance Authority
              Revenue (AHA Pooled Financing Program) VRDN
              1.50% due 11/01/2028 (a) ..................................         2,155,000
   7,000,000 Arkansas State Development Finance Authority
              Environmental Facilities Revenue (Teris LLC Project)
              VRDN 1.40% due 03/01/2021(a) ..............................         7,000,000
   4,435,000 Arkansas State Development Finance Authority IDR
              (Defiance Metal Products Project) VRDN 1.50% due
              11/01/2011(a) .............................................         4,435,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                         Value
Face Amount                  Issue                                     (Note 1a)
-----------------------------------------------------------------------------------
Arkansas (continued)
$  3,750,000 Arkansas State Development Finance Authority
              M/F Housing Revenue (Chapel Ridge -- Series C)
              VRDN 1.56% due 05/01/2031 (a) ......................     $  3,750,000
  43,730,000 Arkansas State Development Finance Authority S/F
              Housing Revenue Floater Certificates (Series 708)
              VRDN 1.49% due 09/01/2004 (a)(b) ...................       43,730,000
  10,000,000 North Little Rock, Arkansas Health Facilities Board
              Revenue (Baptist Health -- Series B) VRDN 1.41%
              due 12/01/2021 (a) .................................       10,000,000
   6,650,000 Pulaski County, Arkansas Public Facilities Board M/F
              Revenue (Chapel Ridge -- South West) VRDN 1.51%
              due 10/01/2034 (a) .................................        6,650,000
-----------------------------------------------------------------------------------
Arizona -- 0.0%
   2,135,000 Maricopa County, Arizona IDA S/F Mortgage Revenue
              (Series R-1A) FXRDN 1.35% due 12/01/2003 ...........        2,135,000
-----------------------------------------------------------------------------------
California -- 4.5%
             California Pollution Control Financing Authority
              PCR (Pacific Gas & Electric) DDN:
  12,200,000  (Series C) 1.43% due 11/01/2026 (a) ................       12,200,000
  30,000,000  (Series E) 1.38% due 11/01/2026 (a) ................       30,000,000
  20,705,000  (Series F) 1.38% due 11/01/2026 (a) ................       20,705,000
             California State RAN:
  15,000,000  2.75% due 06/20/2003 ...............................       15,027,477
  20,000,000  1.32% due 06/20/2003 ...............................       20,006,260
  35,000,000  1.51% due 06/20/2003 ...............................       35,000,000
 130,000,000  2.50% due 06/27/2003 ...............................      130,191,330
  30,000,000  1.37% due 06/27/2003 ...............................       30,000,000
  13,800,000 California State Department Water Resource Power
              Supply Revenue (Series C-3) VRDN 1.35%
              due 05/01/2022 (a) .................................       13,800,000
  62,510,000 California Transit Finance Authority VRDN 1.35%
              due 10/01/2027 (a) .................................       62,510,000
-----------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                           Value
Face Amount                     Issue                                    (Note 1a)
------------------------------------------------------------------------------------
Colorado -- 1.3%
$ 4,300,000 Arvada, Colorado Utility IPMS Water Enterprise
             Revenue (Dexia Public Finance) VRDN 1.35%
             due 11/01/2020 (a) .....................................   $  4,300,000
 16,675,000 Castle Pines North Metropolitan District VRDN 1.50%
             due 12/01/2028 (a) .....................................     16,675,000
  7,455,000 Colorado Department of Transportation
             Revenue (Putters -- Series 318) VRDN 1.46%
             due 06/15/2015 (a)(b) ..................................      7,455,000
  2,595,000 Colorado Educational & Cultural Facilities Authority
             Revenue (Denver Academy Project) VRDN 1.45%
             due 08/01/2020 (a) .....................................      2,595,000
 18,800,000 Colorado Health Facilities Authority Revenue
             (Catholic Health -- Series B) VRDN 1.45%
             due 03/01/2032 (a) .....................................     18,800,000
 10,955,000 Colorado Student Obligation Board Authority Revenue
             (Series A) VRDN 1.40% due 09/01/2024 (a) ...............     10,955,000
  7,000,000 Denver, Colorado City & County Airport Revenue
             CP 1.20% due 05/01/2003 ................................      7,000,000
  4,000,000 Denver, Colorado City & County Airport
             Revenue (Merlots -- Series A61) VRDN 1.51%
             due 11/15/2012 (a)(b) ..................................      4,000,000
  4,330,000 Denver, Colorado Health & Hospital Authority
             Healthcare Revenue (Series B) DDN 1.40%
             due 12/01/2031 (a) .....................................      4,330,000
  9,265,000 El Paso County, Colorado Certificates Partnership ROCS
             RR ll-R 1050 VRDN 1.44% due 12/01/2020 (a)(b) ..........      9,265,000
  8,055,000 El Paso County, Colorado Certificates Partnership ROCS
             RR ll-R 2002 VRDN 1.44% due 12/01/2019 (a)(b) ..........      8,055,000
  6,946,500 Regional Transportation District Sales Tax Revenue
             (Series 679) VRDN 1.42% due 05/01/2010 (a)(b) ..........      6,946,500
  7,000,000 Traer Creek, Colorado Metropolitan District Revenue
             VRDN 1.40% due 10/01/2021 (a) ..........................      7,000,000
-----------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                            Value
Face Amount                           Issue                               (Note 1a)
------------------------------------------------------------------------------------
Delaware -- 0.6%
$15,000,000 Delaware State EDA IDR (Delaware Clean Power
             Project) VRDN 1.45% due 08/01/2029 (a) .................   $ 15,000,000
 30,000,000 Delaware State EDA Revenue Hospital Billing Collection
             (Series A) VRDN 1.35% due 12/01/2015 (a) ...............     30,000,000
------------------------------------------------------------------------------------
District of Columbia --1.9%
  4,945,000 District of Columbia General Fund Recovery
             (Series B-1) VRDN 1.35% due 06/01/2003 (a) .............      4,945,000
  4,600,000 District of Columbia Revenue (Washington Very
             SPL Arts) VRDN 1.45% due 01/01/2027 (a) ................      4,600,000
             Metropolitan Washington D.C. Airport Authority
            (Series 2000A) CP:
 25,000,000  1.10% due 05/05/2003 ...................................     25,000,000
 46,000,000  1.10% due 05/20/2003 ...................................     46,000,000
            Metropolitan Washington D.C. Airport Authority
             General Airport Revenue CP:
 19,800,000  (Series 99-A) 1.10% due 05/28/2003 .....................     19,800,000
 35,200,000  (Series B) 1.12% due 05/21/2003 ........................     35,200,000
 20,095,000 Washington D.C. Convention Center Authority
             Dedicated Tax Revenue Floater Certificates
             (Series 539) VRDN 1.42% due 10/01/2021 (a)(b) ..........     20,095,000
------------------------------------------------------------------------------------
Florida -- 5.1%
 16,500,000 Alachua County, Florida Health Facilities Authority
             Revenue (Shands Teaching Hospital -- Series A)
             DDN 1.35% due 12/01/2012 (a) ...........................     16,500,000
 21,805,000 Bay County, Florida Housing Finance Authority S/F
             Mortgage Revenue (FRTC Series 695) VRDN 1.56%
             due 06/01/2004 (a)(b) ..................................     21,805,000
            Capital Trust Agency, Florida -- M/F Housing Revenue
             Bond -- Community Loan Program VRDN:
 50,800,000  (Series A) 1.45% due 12/01/2032(a) .....................     50,800,000
 57,935,000  (Series B) 1.45% due 12/01/2032(a) .....................     57,935,000
 13,000,000 Collier County, Florida Health Facilities Authority
             Revenue (Cleveland Clinic Health - C - 1) DDN 1.35%
             due 01/01/2035 (a) .....................................     13,000,000
 24,450,000 Dade County, Florida Water & Sewer System Revenue
             VRDN 1.37% due 06/01/2021 (a) ..........................     24,450,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                 Value
Face Amount                     Issue                                          (Note 1a)
----------------------------------------------------------------------------------------
Florida (continued)
$  6,000,000 Florida State Board of Education VRDN 1.43%
              due 06/01/2032 (a)(b) .....................................   $  6,000,000
  17,000,000 Gainesville Florida Utilities System Revenue (Series C)
              CP 1.15% due 05/20/2003 ...................................     17,000,000
   5,715,000 Gulf Breeze, Florida Health Care Facilities Revenue
              (Heritage Health Care Project) VRDN 1.45%
              due 01/01/2024 (a) ........................................      5,715,000
  19,875,000 Jacksonville, Florida Electric Authority Revenue (Electric
              System -- Series F) DDN 1.35% due 10/01/2030 (a) ..........     19,875,000
  10,000,000 Jacksonville, Florida PCR (Florida Power & Light Co.
              Project ) DDN 1.45% due 05/01/2029 (a) ....................     10,000,000
   4,600,000 Jacksonville, Florida Sales Tax Revenue (Merlot B26)
              VRDN 1.46% due 10/01/2027 (a)(b) ..........................      4,600,000
  44,005,000 Lee County, Florida Hospital Board Directors
              Revenue (Member Health System B) DDN 1.36%
              due 04/01/2027 (a) ........................................     44,005,000
  10,000,000 Martin County, Florida PCR (Florida Power & Light Co.
              Project) DDN 1.50% due 07/15/2022 (a) .....................     10,000,000
  18,200,000 Orange County, Florida Health Facilities Authority
              Revenue Floater Certificates (Series 531) VRDN
              1.56% due 11/15/2021 (a)(b) ...............................     18,200,000
  15,000,000 Orlando & Orange County Expressway Authority
              (Florida Expressway Revenue -- Series C-3) VRDN
              1.35% due 07/01/2025 (a) ..................................     15,000,000
  20,000,000 Orlando & Orange County Expressway Authority
              (Florida Expressway Revenue -- Series C-4) VRDN
              1.35% due 07/01/2025 (a) ..................................     20,000,000
  22,500,000 Orlando & Orange County Expressway Authority
              (Florida Expressway Revenue -- Series D) VRDN
              1.35% due 07/01/2032 (a) ..................................     22,500,000
  24,690,000 Palm Beach County, Florida Health Facilities Authority
              Revenue (Bethesda Healthcare System Project) DDN
              1.35% due 12/01/2031 (a) ..................................     24,690,000
  19,000,000 Sarasota County, Florida Public Hospital Board Revenue
              (Sarasota Member Hospital -- Series A) DDN 1.50%
              due 07/01/2037 (a) ........................................     19,000,000
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                              Value
Face Amount                 Issue                                           (Note 1a)
--------------------------------------------------------------------------------------
Georgia -- 3.9%
$  6,265,000 Albany & Dougherty County, Georgia Hospital
              Authority Revenue (Phoebe Putney Memorial
              Hospital) VRDN 1.35% due 09/01/2026 (a) .................   $  6,265,000
  10,500,000 Athens-Clarke County, Georgia Unifed Government
              Development Authority Revenue (University of
              Georgia Athletic Association Project) DDN 1.35%
              due 09/01/2031 (a) ......................................     10,500,000
  30,000,000 Atlanta, Georgia Airport Revenue Limited Obligation
              BAN 2.25% due 10/30/2003 ................................     30,036,400
  16,250,000 Atlanta, Georgia Urban Residential Finance Authority
              FXRDN 1.35% due 12/01/2003 ..............................     16,250,000
   6,000,000 Atlanta, Georgia Urban Residential Finance Authority
              FXRDN 1.39% due 12/01/2004 ..............................      6,000,000
   7,000,000 Atlanta, Georgia Urban Residential Finance Authority
              FXRDN 1.46% due 03/01/2043 ..............................      7,000,000
  14,030,000 Atlanta, Georgia Water & Wastewater Revenue
              (Series 745D) VRDN 1.42% due 11/01/2017 (a)(b) ..........     14,030,000
  10,185,000 Burke County, Georgia Development Authority
              PCR (Oglethorpe Power Corp.) DDN 1.35%
              due 01/01/2021 (a) ......................................     10,185,000
  13,185,000 Burke County, Georgia Development Authority
              PCR (Oglethorpe Power Corp.) DDN 1.35%
              due 01/01/2033 (a) ......................................     13,185,000
   8,800,000 Burke County, Georgia Development Authority
              PCR (Georgia Power Co.) FXRDN 1.25%
              due 03/25/2004 ..........................................      8,800,000
   7,550,000 Cobb County, Georgia Housing M/F Housing Revenue
              (Walton Reserve Apartments Project) VRDN 1.45%
              due 10/01/2035 (a) ......................................      7,550,000
  11,000,000 Coloquitt County, Georgia Hospital Authority Revenue
              VRDN 1.45% due 03/01/2023 (a) ...........................     11,000,000
  13,455,000 Crisp County, Georgia Solid Waste Management Authority
              Revenue VRDN 1.77% due 01/01/2023 (a) ...................     13,455,000
  15,000,000 Dekalb County, Georgia School District
              (Series 2002-2007) TAN 2.00% due 12/31/2003 .............     15,086,938

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                           Value
Face Amount                           Issue                              (Note 1a)
-----------------------------------------------------------------------------------
Georgia (continued)
$ 19,145,000 Eagle Tax-Exempt Trust -- State of Georgia
             (Series 981002) VRDN 1.44% due 07/01/2014 (a)(b) ......   $ 19,145,000
  22,955,000 Eagle Tax-Exempt Trust -- State of Georgia
             (Series 991001) VRDN 1.44% due 11/01/2017 (a)(b) ......     22,955,000
  20,000,000 Fulton County, Georgia Housing Authority Revenue
             VRDN 1.45% due 12/01/2034 (a) .........................     20,000,000
   3,720,000 Gainesville & Hall County, Georgia Development
             Authority Revenue (Atex Inc. Project) VRDN 1.56%
             due 09/01/2023 (a) ....................................      3,720,000
   4,515,000 Georgia State Local Government Certificate Partnership
             (Macon Trust -- Series 2002-0) VRDN 1.44%
             due 12/01/2022 (a)(b) .................................      4,515,000
   4,515,000 Georgia State Local Government Certificate Partnership
             (Macon Trust -- Series 2002-0) VRDN 1.44%
             due 06/01/2028 (a)(b) .................................      4,515,000
   5,320,000 Georgia State (Floaters -- Series 795) VRDN 1.42%
             due 12/01/2011 (a)(b) .................................      5,320,000
   9,000,000 La Grange, Georgia Development Authority IDR (Reltec
             Corp. Project) VRDN 1.50% due 12/01/2021 (a) ..........      9,000,000
  12,000,000 La Grange, Georgia Development Authority Revenue
             (La Grange College Project) VRDN 1.44%
             due 06/01/2031 (a) ....................................     12,000,000
  10,585,000 Metropolitan Atlanta Rapid Transit Authority Sales
             Tax Revenue (Putters -- Series 312) VRDN 1.46%
             due 07/01/2021 (a)(b) .................................     10,585,000
             Monroe County, Georgia Development Authority
             PCR (Oglethorpe Power Corp Project) DDN:
   2,300,000 1.35% due 01/01/2021 (a) ..............................      2,300,000
   6,640,000 1.35% due 01/01/2022 (a) ..............................      6,640,000
  10,000,000 Private Colleges & Universities Authority Revenue
             (Mercer University Project) VRDN 1.50%
             due 10/01/2032 (a) ....................................     10,000,000
   2,480,000 Thomaston-Upson County, Georgia IDA Revenue
             (Thomaston Manufacturing Project) VRDN 1.50%
             due 12/01/2011 (a) ....................................      2,480,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                            Value
Face Amount                             Issue                             (Note 1a)
-------------------------------------------------------------------------------------
Georgia (continued)
$15,000,000 Ware County, Georgia Hospital Authority
             Revenue (Baptist Village Project) VRDN 1.35%
             due 11/01/2020 (a) ......................................   $ 15,000,000
-------------------------------------------------------------------------------------
Idaho -- 0.2%
  5,450,000 Idaho Housing & Finance Association Nonprofit
             Facilities Revenue (Albertson College Project) VRDN
             1.40% due 11/01/2021 (a) ................................      5,450,000
 10,400,000 Idaho Housing & Finance Association S/F Mortgage
             (Series F) VRDN 1.40% due 01/01/2033 (a) ................     10,400,000
  2,110,000 Madison, Idaho Economic Development Corp. IDR
             (Floyd Wilcox & Sons, Inc. Project) VRDN 1.55%
             due 08/01/2012 (a) ......................................      2,110,000
-------------------------------------------------------------------------------------
Illinois -- 6.1%
  2,560,000 Aurora, Illinois IDR (Aztech Engineering Inc. Project)
             VRDN 1.30% due 10/01/2018 (a) ...........................      2,560,000
 48,000,000 Aurora, Illinois Kane-Dupage County S/F Mortgage
             Revenue (Floaters -- Series A) VRDN 1.40%
             due 04/01/2004 (a) ......................................     48,000,000
 28,295,000 Aurora, Illinois Kane-Dupage County S/F Mortgage
             Revenue (Floaters -- Series 789) VRDN 1.48%
             due 04/03/2006 (a)(b) ...................................     28,295,000
  4,800,000 Chicago, Illinois Eagle 2003 - 0006 VRDN 1.32%
             due 01/01/2042 (a)(b) ...................................      4,800,000
 12,525,000 Chicago, Illinois O'Hare International Airport Revenue
             CP 1.30% due 05/21/2003 .................................     12,525,000
 24,787,000 Chicago, Illinois O'Hare International Airport Revenue
             CP 1.30% due 05/05/2003 .................................     24,787,000
  8,000,000 Chicago, Illinois O'Hare International Airport Revenue
             (O'Hare Technical Center II Project) VRDN 1.46%
             due 03/01/2037 (a) ......................................      8,000,000
  7,100,000 Chicago, Illinois Park District (Merlots -- Series A61)
             VRDN 1.46% due 01/01/2021 (a)(b) ........................      7,100,000
  4,900,000 Chicago, Illinois Solid Waste Disposal Facilities Revenue
             (Groot Industries Inc. Project) VRDN 1.60%
             due 12/01/2015 (a) ......................................      4,900,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                           Value
Face Amount                         Issue                                (Note 1a)
-------------------------------------------------------------------------------------
Illinois (continued)
$10,095,000 Chicago, Illinois Wastewater Transmission
             Revenue (Merlots -- Series A-125) VRDN 1.46%
             due 01/01/2030 (a)(b) ...................................   $ 10,095,000
  3,600,000 Cook County, Illinois (Merlots -- Series B11) VRDN
             1.50% due 11/15/2025 (a)(b) .............................      3,600,000
  2,450,000 Des Plaines, Illinois IDR (414 East Golf Road Project)
             VRDN 1.60% due 05/01/2017 (a) ...........................      2,450,000
  5,000,000 Eagle Tax-Exempt Trust -- Metropolitan Pier &
             Exposition II (Series 02-6001) VRDN 1.44%
             due 12/15/2028 (a)(b) ...................................      5,000,000
  3,060,000 Elgin, Illinois IDR (Starro Precision Products Inc.
             Project) VRDN 1.60% due 06/01/2025 (a) ..................      3,060,000
    600,000 Geneva, Illinois IDR (Continental Envelope Corp.
             Project) VRDN 1.60% due 09/01/2006 (a) ..................        600,000
  5,600,000 Gurnee, Illinois IDR (Sterigenics International Project)
             VRDN 1.45% due 05/01/2016 (a) ...........................      5,600,000
 19,400,000 Illinois Education Facilities Authority Revenue
             (Art Institute of Chicago) VRDN 1.40%
             due 03/01/2027 (a) ......................................     19,400,000
 14,300,000 Illinois Education Facilities Authority Revenue
             (Concordia University River Project) DDN 1.40%
             due 10/01/2031 (a) ......................................     14,300,000
 10,000,000 Illinois Education Facilities Authority Revenue
             (ITT State Street Corp -- Series A) VRDN 1.45%
             due 06/01/2033 (a) ......................................     10,000,000
 13,800,000 Illinois Health Facilities Authority Revenue
             (Northwest Member Hospital -- Series A) DDN
             1.35% due 08/15/2009 (a) ................................     13,800,000
 26,000,000 Illinois Health Facilities Authority Revenue
             (Victory Health Service -- Series B) CP 1.10%
             due 05/06/2003 ..........................................     26,000,000
  7,100,000 Illinois Health Facilities Authority Revenue (University
             Chicago Hospital) DDN 1.35% due 08/01/2026 (a) ..........      7,100,000
 41,000,000 Illinois Health Facilities Authority Revenue
             (Central Dupage Health -- Series B) DDN 1.37%
             due 11/01/2027 (a) ......................................     41,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                               Value
Face Amount                            Issue                                 (Note 1a)
-----------------------------------------------------------------------------------------
Illinois (continued)
$ 50,000,000 Illinois Health Facilities Authority Revenue
              (Central Dupage Health -- Series C) DDN 1.37%
              due 11/01/2027 (a) .........................................   $ 50,000,000
  16,100,000 Illinois Health Facilities Authority Revenue
              (Northwest Community Hospital -- Series B)
              DDN 1.36% due 07/01/2032 (a) ...............................     16,100,000
   6,180,000 Illinois Health Facilities Authority Revenue
              (Chestnut Square Glen Project -- Series C)
              VRDN 1.35% due 08/15/2032 (a) ..............................      6,180,000
  19,750,000 Illinois State Development Finance Authority (Provena
              Health -- Series C) VRDN 1.30% due 05/01/2028 (a) ..........     19,750,000
   2,920,000 Illinois State Development Finance Authority IDR
              (Design Automotive LLC Project) VRDN 1.60%
              due 06/01/2011 (a) .........................................      2,920,000
   2,450,000 Illinois State Development Finance Authority IDR
              (Rockford College Project) VRDN 1.50%
              due 02/01/2021 (a) .........................................      2,450,000
  28,900,000 Illinois State Municipal Securities Trust Receipts
              (SGA 103) VRDN 1.45% due 08/01/2024 (a)(b) .................     28,900,000
   4,335,000 Illinois State (Merlots -- Series A-124) VRDN 1.46%
              due 11/01/2026 (a)(b) ......................................      4,335,000
   5,000,000 Illinois State (Merlots -- Series B-05) VRDN 1.46%
              due 07/01/2022 (a)(b) ......................................      5,000,000
   5,800,000 Lake County, Illinois Community School District - 73
              (Hawthorn Putters -- Series 329) VRDN 1.51%
              due 12/01/2014 (a)(b) ......................................      5,800,000
   5,000,000 Macon County, Illinois Revenue Millikin University
              VRDN 1.40% due 10/01/2031(a) ...............................      5,000,000
  14,915,000 Metropolitan Pier & Exposition Authority Illinois
              Dedicated State Tax Revenue Putters (Series 298)
              VRDN 1.51% due 06/15/2030 (a)(b) ...........................     14,915,000
  12,100,000 Municipal Securities Trust Certificates -- Chicago,
              Illinois O'Hare International Airport (Class A --
              Series 93) DDN 1.48% due 10/14/2012 (a)(b) .................     12,100,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                            Value
Face Amount                       Issue                                   (Note 1a)
-----------------------------------------------------------------------------------
Illinois (continued)
$12,495,000 Municipal Securities Trust Certificates -- Chicago,
             Illinois (Class A -- Series 2001-124) VRDN 1.45%
             due 08/20/2014 (a)(b) ..................................   $ 12,495,000
  2,100,000 Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
             1.60% due 12/01/2014 (a) ...............................      2,100,000
  5,000,000 Regional Transportation Authority Illinois (Merlots --
             Series A-41) VRDN 1.46% due 06/01/2017 (a)(b) ..........      5,000,000
-----------------------------------------------------------------------------------
Indiana -- 3.1%
  1,545,000 Allen County, Indiana EDR (Water Furnace International
             Inc.) VRDN 1.50% due 11/01/2014 (a) ....................      1,545,000
  1,225,000 Allen County, Indiana EDR (YMCA of Greater Fort
             Wayne Project) VRDN 1.43% due 12/01/2009 (a) ...........      1,225,000
  3,475,000 Baugo, Indiana School Building Corporation (Floaters --
             Series 676) VRDN 1.44% due 01/15/2010 (a)(b) ...........      3,475,000
  1,685,000 Bloomington, Indiana EDR (Bloomington Square Project)
             VRDN 1.50% due 12/01/2008 (a) ..........................      1,685,000
  2,050,000 Dearborn County, Indiana EDR (D&S Machine Products
             Inc.) VRDN 1.50% due 04/01/2018 (a) ....................      2,050,000
  3,565,000 Elkhart County, Indiana EDR (Patriot Homes Inc.
             Project) VRDN 1.55% due 08/01/2012 (a) .................      3,565,000
  6,010,000 Greencastle, Indiana IDR (Crown Equipment Corp.
             Project) VRDN 1.50% due 02/01/2011 (a) .................      6,010,000
 75,000,000 Indiana Bond Bank Revenue (Series A) BAN 2.00% due
             01/27/2004 .............................................     75,495,211
 24,700,000 Indiana Health Facilities Financing Authority Hospital
             Revenue (Clarian Health Obligation -- Series B)
             VRDN 1.31% due 03/01/2030 (a) ..........................     24,700,000
 11,100,000 Indiana Housing Finance Authority S/F
             Mortgage Revenue (Series E-2) VRDN 1.40%
             due 07/01/2003 (a) .....................................     11,100,000
  9,300,000 Indiana Secondary Market Educational Loans
             Incorporated Student Loan Revenue (Series B) VRDN
             1.40% due 12/01/2013 (a) ...............................      9,300,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                          Value
Face Amount                Issue                                         (Note 1a)
------------------------------------------------------------------------------------
Indiana (continued)
$ 2,130,000 Indiana State Development Finance Authority EDR
             (Indianapolis Urban League Inc.) VRDN 1.43%
             due 01/01/2020 (a) .....................................   $  2,130,000
    840,000 Indiana State Development Finance Authority IDR
             (Centurion Industries Inc. Project) VRDN 1.50%
             due 10/01/2005 (a) .....................................        840,000
  4,250,000 Indiana State Development Finance Authority IDR
             (Republic Services Inc. Project) DDN 1.40%
             due 12/01/2032 (a) .....................................      4,250,000
            Indiana State Development Finance Authority Solid
             Waste Disposal Revenue Waste Management
             Incorporated VRDN:
 12,500,000  (Series A) 1.40% due 10/01/2025(a) .....................     12,500,000
  7,000,000  (Series B) 1.45% due 10/01/2025(a) .....................      7,000,000
 30,000,000 Indiana State Office Building Community Facilities
             Revenue (Miami Correctional Facility -- Series II-A)
             VRDN 1.35% due 07/01/2022 (a) ..........................     30,000,000
  9,095,000 Indiana State Office Building Community Facilities
             Revenue (Merlot -- Series B-17) VRDN 1.46% due
             07/01/2023 (a)(b) ......................................      9,095,000
  3,980,000 Indianapolis, Indiana EDR (New Bridges Apartments
             Project) VRDN 1.45% due 06/01/2035 (a) .................      3,980,000
 26,000,000 Indianapolis, Indiana Citizens Gas & Coke Company CP
             1.12% due 05/12/2003 ...................................     26,000,000
  5,025,000 Indianapolis, Indiana Gas Utility Revenue (Merlot --
             Series A-50) VRDN 1.46% due 06/01/2013 (a)(b) ..........      5,025,000
  6,786,500 Indianapolis, Indiana Local Public Board (Floaters --
             Series 784) VRDN 1.42% due 07/01/2033 (a)(b) ...........      6,786,500
  5,800,000 Whiting Industrial Environmental Facilities
             Revenue (North America Project) DDN 1.40%
             due 07/01/2035 (a) .....................................      5,800,000
------------------------------------------------------------------------------------
Iowa -- 1.3%
 14,970,000 Iowa Finance Authority Revenue (Burlington Medical
             Center -- Series 97) DDN 1.40% due 06/01/2027 (a) ......     14,970,000
  4,445,000 Iowa Finance Authority M/F Revenue (The Gables at
             Johnston Project) VRDN 1.40% due 12/01/2037 (a) ........      4,445,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                            Value
Face Amount                    Issue                                      (Note 1a)
-------------------------------------------------------------------------------------
Iowa (continued)
$ 33,000,000
             Iowa City, Iowa Revenue (Act Inc.) DDN 1.45%
              due 04/01/2032 (a) ......................................   $ 33,000,000
   1,250,000 Iowa Higher Education Loan Authority Revenue
              (Dubuque College -- Series D) RAN 3.25%
              due 05/23/2003 ..........................................      1,250,625
   1,500,000 Iowa Higher Education Loan Authority Revenue
              (Morningside College -- Series K) RAN 3.00%
              due 05/23/2003 ..........................................      1,500,797
   9,600,000 Iowa Higher Education Loan Authority Revenue
              (Buena Vista University Project) VRDN 1.60%
              due 12/01/2012 (a) ......................................      9,600,000
   6,700,000 Iowa Higher Education Loan Authority Revenue
              (Private College - Ambrose) DDN 1.35%
              due 04/01/2033 (a) ......................................      6,700,000
  12,000,000 Iowa State School Cash Anticipation Program TRAN
              2.75% due 06/20/2003 ....................................     12,017,786
   9,500,000 Louisa County, Iowa PCR Refunding (Iowa-Ill G&E
              Co. -- Series A) VRDN 1.45% due 09/01/2016 (a) ..........      9,500,000
  15,370,000 Municipal Securities Trust Certificates (Iowa Finance
              Authority Hospital Facility Revenue Health
              System Class A -- Series 26) VRDN 1.46%
              due 06/01/2010 (a)(b) ...................................     15,370,000
-------------------------------------------------------------------------------------
Kansas -- 0.2%
   4,665,000 Lawrence, Kansas IDR Board (Prosoco Inc. Project --
              Series 98-A) VRDN 1.55% due 12/01/2018 (a) ..............      4,665,000
   4,200,000 Lenexa, Kansas M/F Housing Revenue (Meadows
              Apartments Project -- Series A) VRDN 1.45%
              due 04/15/2035 (a) ......................................      4,200,000
   3,100,000 Olathe, Kansas Health Facilities Revenue
              (Olathe Medical Center -- Series A) DDN 1.40%
              due 09/01/2032 (a) ......................................      3,100,000
-------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                Value
Face Amount                    Issue                                          (Note 1a)
-----------------------------------------------------------------------------------------
Kentucky -- 2.6%
$  1,165,000 Boone County, Kentucky Industrial Building Revenue
              (Diocesan Educational Project) VRDN 1.55%
              due 11/01/2018 (a) ..........................................   $  1,165,000
   2,400,000 Carroll County, Kentucky PCR (Kentucky Utility
              Company Project -- Series A) CP 1.15%
              due 05/22/2003 ..............................................      2,400,000
   2,500,000 Carroll County, Kentucky Solid Waste Disposal
              Revenue (North American Stainless) VRDN 1.39%
              due 05/01/2031 (a) ..........................................      2,500,000
   3,335,000 Crestview Hill, Kentucky Industrial Building Revenue
              (Thomas More College Project) VRDN 1.45%
              due 11/01/2018 (a) ..........................................      3,335,000
   1,530,000 Dayton, Kentucky Industrial Building Revenue (Willow
              Green Project) VRDN 1.55% due 08/01/2020 (a) ................      1,530,000
   1,935,000 Fort Thomas, Kentucky Industrial Building Revenue
              (Carmel Manor Inc. Project) VRDN 1.35%
              due 10/01/2003 (a) ..........................................      1,935,000
  18,720,000 Hopkins County, Kentucky Hospital Revenue (Floaters
              -- Series 730) VRDN 1.44% due 11/15/2011 (a)(b) .............     18,720,000
   3,475,000 Jefferson County, Kentucky Industrial Building
              Revenue (Hamilton Printing Project) VRDN 1.50%
              due 12/01/2011 (a) ..........................................      3,475,000
   1,200,000 Jefferson County, Kentucky Industrial Building Revenue
              (Thomas Development Project) VRDN 1.50%
              due 04/10/2010 (a) ..........................................      1,200,000
   4,000,000 Jefferson County, Kentucky PCR (Louisville Gas &
              Electric Co.) CP 1.12% due 05/06/2003 .......................      4,000,000
   1,000,000 Jefferson County, Kentucky PCR (Louisville Gas &
              Electric Co -- Series 93A) CP 1.20% due 05/12/2003 ..........      1,000,000
  20,000,000 Kentucky Asset/Liability General Fund Revenue Floater
              TRAN 1.51% due 06/26/2003 ...................................     20,000,000
  25,000,000 Kentucky Association of Counties TRAN 3.00%
              due 06/30/2003 ..............................................     25,053,306

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                               Value
Face Amount                     Issue                                        (Note 1a)
----------------------------------------------------------------------------------------
Kentucky (continued)
$  9,835,000 Kentucky Economic Development Finance Authority
              Hospital Facilities Revenue (St. Elizabeth's
              Medical Center Inc. -- Series A) VRDN 1.47%
              due 05/01/2017 (a) ........................................   $  9,835,000
  15,210,000 Kentucky Economic Development Finance Authority
              Hospital Facilities Revenue (Baptist Healthcare -
              Series C) DDN 1.35% due 08/15/2031 (a)(b) .................     15,210,000
  20,000,000 Kentucky State Turnpike Authority Resource Recovery
              Revenue Floater Certificates (Series 488) VRDN
              1.42% due 07/01/2007 (a) ..................................     20,000,000
   7,400,000 Mercer County, Kentucky PCR (Kentucky Utility Co.
              Project -- Series A) CP 1.15% due 05/22/2003 ..............      7,400,000
   2,000,000 Midway, Kentucky Educational Building Revenue (Midway
              College Project) VRDN 1.39% due 10/01/2022 (a) ............      2,000,000
   7,200,000 Muhlenbery County, Kentucky PCR (Kentucky Utility
              Co. Project -- Series A) CP 1.15% due 05/22/2003 ..........      7,200,000
  30,500,000 Ohio County, Kentucky PCR (Big Rivers Electric Corp.
              Project) VRDN 1.37% due 06/01/2013 (a) ....................     30,500,000
   2,940,000 Shelby County, Kentucky IDR (Truss Co. Inc. Kingbrook
              Commerce Park LLC Project) VRDN 1.50%
              due 06/01/2018 (a) ........................................      2,940,000
             Timble County, Kentucky PCR (Louisville Gas & Electric
              Co. Project -- Series A) CP:
   6,000,000  1.12% due 05/06/2003 ......................................      6,000,000
  20,000,000  1.17% due 05/06/2003 ......................................     20,000,000
   2,200,000  1.20% due 05/12/2003 ......................................      2,200,000
   4,495,000 Wickliffe, Kentucky PCR & Solid Waste Disposal
              Revenue (Westvaco Corp. Project) VRDN 1.35%
              due 01/01/2009 (a) ........................................      4,495,000
----------------------------------------------------------------------------------------
Louisiana -- 3.1%
   7,000,000 Calcasieu Parish Inc. of Louisiana IDB Environmental
              Revenue (Citgo Petroleum Corp. Project) DDN 1.40%
              due 12/01/2024 (a) ........................................      7,000,000
  30,000,000 Calcasieu Parish Inc. of Louisiana IDB Environmental
              Revenue (Citgo Petroleum Corp. Project) DDN 1.40%
              due 07/01/2026 (a) ........................................     30,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                             Value
Face Amount                       Issue                                    (Note 1a)
--------------------------------------------------------------------------------------
Louisiana (continued)
$ 18,520,000 East Baton Rouge Mortgage Financing Authority
              (Series A - R-4) FXRDN 1.15% due 03/11/2004 .............   $ 18,519,174
  20,000,000 East Baton Rouge Mortgage Financing Authority
              (Series B) FXRDN 1.34% due 12/01/2003 ...................     20,000,000
   8,000,000 Louisiana Housing Finance Agency Mortgage Revenue
              S/F (Series - A2) FXRDN 1.39% due 11/28/2003 ............      8,000,000
   6,350,000 Louisiana Local Government Environment Facilities
              Community Development Authority (Bioset Shreveport
              LLC -- Series A) VRDN 1.53% due 09/01/2022 (a) ..........      6,350,000
   9,680,000 Louisiana Public Facilities Authority Revenue
              (Canal Street Development Corp Project -- Series B)
              VRDN 1.46% due 07/01/2022 (a) ...........................      9,680,000
  31,200,000 Louisiana Public Facilities Authority Revenue (Christus
              Health -- Series 99B) CP 1.10% due 05/05/2003 ...........     31,200,000
  10,000,000 Louisiana Public Facilities Authority Lease Revenue
              VRDN 1.41% due 06/01/2008 (a) ...........................     10,000,000
   9,975,000 Louisiana Public Facilities Authority Revenue
              (Equipment & Capital Facilities Loan Project --
              Series A) VRDN 1.46% due 07/01/2023 (a) .................      9,975,000
  14,285,000 Louisiana Public Facilities Authority Revenue
              (Equipment & Capital Facilities Loan Project --
              Series A) VRDN 1.41% due 07/01/2029 (a) .................     14,285,000
   6,000,000 Louisiana State (Floaters -- Series 799) VRDN 1.42%
              due 08/01/2010 (a)(b) ...................................      6,000,000
  16,000,000 Louisiana State Offshore Term Authority Deepwater
              Port Revenue (1st Stage A-Loop Inc.) DDN 1.35%
              due 09/01/2008 (a) ......................................     16,000,000
  11,435,000 Louisiana State University & Agricultural & Mechanical
              College Board VRDN 1.46% due 07/01/2032 (a) .............     11,435,000
  22,500,000 Plaquemines Parish, Louisiana Environmental
              Revenue (Exploration & Oil Project) DDN 1.40%
              due 05/01/2025 (a) ......................................     22,500,000
  11,725,000 Saint Charles Parish, Louisiana PCR (Monsanto Co.
              Project) VRDN 1.40% due 03/01/2024 (a) ..................     11,725,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                               Value
Face Amount                           Issue                                  (Note 1a)
----------------------------------------------------------------------------------------
Louisiana (continued)
$ 22,691,435 New Orleans, Louisiana Finance Authority S/F
              Mortgage Revenue Notes (Series R-2) FXRDN 1.13%
              due 03/11/2004 ............................................   $ 22,690,220
------------------------- --------------------------------------------------------------
Maine -- 0.5%
   1,630,000 Gray, Maine Revenue (Advance Realty Project) VRDN
              1.45% due 10/01/2011 (a) ..................................      1,630,000
     430,000 Lewiston, Maine Revenue (Geiger Brothers Project)
              VRDN 1.25% due 09/01/2004 (a) .............................        430,000
  25,135,000 Maine Finance Authority Revenue (Jackson Lab Issue
              2002) VRDN 1.45% due 07/01/2031 (a) .......................     25,135,000
   1,200,000 Millinocket, Maine Revenue (Gardner Chipmills Project)
              VRDN 1.55% due 03/01/2005 (a) .............................      1,200,000
   4,265,000 Portland, Maine Revenue Obligation (Grass Properties &
              Applicators) VRDN 1.50% due 10/01/2020 (a) ................      4,265,000
   2,990,000 Topsham, Maine Revenue (Village Candle Inc.) VRDN
              1.55% due 08/01/2013 (a) ..................................      2,990,000
   4,525,000 Trenton, Maine Revenue (The Talaria Co. Project)
              VRDN 1.55% due 10/15/2015 (a) .............................      4,525,000
----------------------------------------------------------------------------------------
Maryland -- 0.2%
  5,250,000 Anne Arundel County, Maryland PCR (Baltimore Gas &
             Electric) FXRDN 2.20% due 07/01/2014 .......................      5,250,000
  8,240,000 Maryland State Department Housing Community
             Development (Series E) VRDN 1.25%
             due 12/18/2003 (a) .........................................      8,240,000
----------------------------------------------------------------------------------------
Massachusetts -- 4.4%
   9,040,000 Clipper Tax-Exempt Trust -- Massachusetts Turnpike
              Authority (Series 2000-2) FXRDN 1.60%
              due 08/07/2003 (b) ........................................      9,040,000
  14,305,000 Clipper Tax-Exempt Trust Housing Finance Authority
              (Series 2000-5) VRDN 1.46% due 12/30/2004 (a)(b) ..........     14,305,000
  18,100,000 Freetown & Lakeville Massachusetts School District
              BAN 2.75% due 07/03/2003 ..................................     18,131,319
  10,660,000 Greater Lawrence, Massachusetts Sanitation District
              SAAN 2.25% due 11/06/2003 .................................     10,706,309
  14,000,000 Malden, Massachusetts BAN 2.50% due 11/26/2003 .............     14,086,898
  10,000,000 Massachusetts Port Authority CP 1.17%
              due 06/10/2003 ............................................     10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                Value
Face Amount                               Issue                               (Note 1a)
------------------------------------------------------------------------------------------
Massachusetts (continued)
$   9,850,000 Massachusetts State Development Finance Agency
               Revenue (Cordis Mills LLC) VRDN 1.50%
               due 12/01/2032 (a) .........................................   $  9,850,000
   11,000,000 Massachusetts State Development Finance Agency
               Revenue (Gordon College) VRDN 1.40%
               due 09/01/2032 (a) .........................................     11,000,000
    7,820,000 Massachusetts State Development Finance Agency Revenue
               (Series A) VRDN 1.40% due 10/01/2025 (a) ...................      7,820,000
   25,000,000 Massachusetts State Development Finance Agency
               Revenue (Suffolk University Asset Guaranty) VRDN
               1.45% due 07/01/2032 (a) ...................................     25,000,000
    2,500,000 Massachusetts State Development Finance Agency
               Revenue (Walnut Hill School District) VRDN 1.35%
               due 07/01/2032 (a) .........................................      2,500,000
    2,860,000 Massachusetts State Industrial Finance Agency Revenue
               (Cambridge Isotope Labs Inc.) VRDN 1.45%
               due 06/01/2015 (a) .........................................      2,860,000
   28,973,500 Massachusetts State Floater Certificate (Series 716-D)
               VRDN 1.36% due 02/01/2015 (a)(b) ...........................     28,973,500
   14,990,000 Massachusetts State (Merlots -- Series A-51) VRDN
               1.30% due 08/01/2020 (a)(b) ................................     14,990,000
    4,000,000 Massachusetts State (Putter -- Series 343) VRDN 1.36%
               due 01/01/2017 (a)(b) ......................................      4,000,000
   23,300,000 Massachusetts State Water Resource Authority (Series B)
               VRDN 1.30% due 08/01/2031 (a) ..............................     23,300,000
   58,215,000 Massachusetts State Water Resource Authority (Floaters
               -- Series 742-D) VRDN 1.41% due 08/01/2019 (a)(b)                58,215,000
    8,685,000 Merrimack Valley, Massachusetts Regional Transit
               Authority RAN 2.75% due 06/30/2003 .........................      8,698,445
   16,400,000 Municipal Securities Trust Certificates -- Massachusetts
               State Port Authority SPL Facility VRDN 1.48%
               due 04/28/2016 (a)(b) ......................................     16,400,000
    8,000,000 Nantucket, Massachusetts RAN 1.50% due 06/13/2003 ...........      8,004,030
   10,000,000 Nashoba Valley, Massachusetts Technical High School
               District BAN 1.50% due 08/15/2003 ..........................     10,010,701

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                 Value
Face Amount                  Issue                                             (Note 1a)
------------------------------------------------------------------------------------------
Massachusetts (continued)
$  5,000,000 North Adams, Massachusetts BAN 2.00%
              due 02/26/2004 ..............................................   $  5,032,986
  14,200,000 Old Rochester, Massachusetts Regional School District
              BAN 2.00% due 12/19/2003 ....................................     14,256,953
  15,000,000 Ralph C Mahar Regional School District Massachusetts
              BAN 2.75% due 07/15/2003 ....................................     15,030,884
   7,015,000 Springfield, Massachusetts BAN 3.00% due 06/20/2003 ..........      7,026,804
  12,500,000 Springfield, Massachusetts RAN 3.00% due 06/30/2003 ..........     12,528,410
------------------------------------------------------------------------------------------
Michigan -- 2.3%
   7,090,000 Chelsea, Michigan Economic Development Corp.
              Revenue (Silver Maples of Chelsea) VRDN 1.40%
              due 05/15/2028 (a) ..........................................      7,090,000
   9,255,000 Dearborn, Michigan Economic Development Corp.
              Revenue (Henry Ford Village Inc. Project) VRDN
              1.40% due 10/01/2023 (a) ....................................      9,255,000
  14,710,000 Detroit, Michigan City School District (Merlots  --
              Series A-113) VRDN 1.46% due 05/01/2029 (a)(b) ..............     14,710,000
   4,100,000 Detroit, Michigan City School District (Putters  --
              Series 326) VRDN 1.43% due 05/01/2025 (a)(b) ................      4,100,000
  10,390,000 Eastern Michigan University Revenue DDN 1.40%
              due 06/01/2027 (a) ..........................................     10,390,000
  16,200,000 Michigan State Higher Educational Facilities Authority
              Revenue (Ave Maria School of Law Project) VRDN
              1.40% due 08/01/2026 (a) ....................................     16,200,000
   3,000,000 Michigan State Higher Educational Facilities Authority
              Revenue Davenport University Project) VRDN 1.39%
              due 08/01/2027 (a) ..........................................      3,000,000
  12,995,000 Michigan State Hospital Finance Authority Revenue
              (Merlots -- Series K) VRDN 1.46%
              due 11/15/2023 (a)(b) .......................................     12,995,000
   3,830,000 Michigan State Hospital Finance Authority Revenue
              (Chelsea Community Hospital) VRDN 1.40%
              due 05/15/2031 (a) ..........................................      3,830,000
  10,000,000 Michigan State Hospital Finance Authority
              Revenue (Crittenton -- Series B) VRDN 1.40%
              due 03/01/2027 (a) ..........................................     10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                 Value
Face Amount                          Issue                                     (Note 1a)
------------------------------------------------------------------------------------------
Michigan (continued)
$  24,510,000 Michigan State Hospital Finance Authority Revenue
               (Trinity Health -- Series E) VRDN 1.38%
               due 12/01/2030 (a) .........................................   $ 24,510,000
    4,230,000 Michigan State Strategic Fund Limited Obligation
               Revenue (Weller Truck Parts Project) VRDN 1.55%
               due 10/01/2029 (a) .........................................      4,230,000
    4,400,000 Michigan State Strategic Fund Limited Obligation
               Revenue (AVL North America Inc. Project) VRDN
               1.65% due 04/01/2011 (a) ...................................      4,400,000
    7,200,000 Michigan State Strategic Fund Limited Obligation
               Revenue (Sur-Flo Plastics Inc. Project) VRDN 1.55%
               due 08/01/2025 (a) .........................................      7,200,000
    3,000,000 Michigan State Strategic Fund Limited Obligation
               Revenue (WE Upjohn Institute Project) VRDN 1.39%
               due 06/01/2012 (a) .........................................      3,000,000
    5,000,000 Michigan State Strategic Fund Limited Obligation
               Revenue (Henry Ford Museum Project) DDN 1.40%
               due 12/01/2033 (a) .........................................      5,000,000
   30,870,000 Michigan State University Revenue (Agricultural &
               Applied Science -- Series A) VRDN 1.30%
               due 08/15/2030 (a) .........................................     30,870,000
    4,910,000 Oakland County, Michigan Economic Development
               Corp. Limited Obligation Revenue (Su Dan Co.
               Project) VRDN 1.55% due 07/01/2024 (a) .....................      4,910,000
   10,330,000 Oakland County, Michigan Economic Development
               Corp. Limited Obligation Revenue (Pontiac Vision
               Schools Project) VRDN 1.40% due 08/01/2020 (a) .............     10,330,000
------------------------------------------------------------------------------------------
Minnesota -- 0.6%
    4,700,000 Dakota County, Minnesota Community Development
               Agency M/F Housing Revenue (Regatta Commons
               Project -- Series A) DDN 1.45% due 01/01/2038 (a) ..........      4,700,000
    2,800,000 Hennepin County, Minnesota Housing and
               Redevelopment Authority M/F Revenue
               (Stone Arch Apartments Project) VRDN 1.45%
               due 04/15/2035 (a) .........................................      2,800,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                 Value
Face Amount                          Issue                                     (Note 1a)
-----------------------------------------------------------------------------------------
Minnesota (continued)
$ 24,000,000 Minneapolis & Saint Paul, Minnesota (Metro Apartment
              Community -- Series A) CP 1.10% due 05/12/2003 ............   $ 24,000,000
  19,410,000 University of Minnesota -- Series A VRDN 1.35%
              due 01/01/2034 (a) ........................................     19,410,000
-----------------------------------------------------------------------------------------
Mississippi -- 1.3%
   9,400,000 Mississippi Business Finance Corp. Revenue (Mississippi
              Power Co. Project) VRDN 1.40% due 12/01/2027 (a) ..........      9,400,000
   7,700,000 Mississippi Business Finance Corp. Solid Waste Disposal
              Revenue (Mississippi Power Co. Project) DDN 1.50%
              due 05/01/2028 (a) ........................................      7,700,000
  12,500,000 Mississippi Home Corp. Lease Purchase Revenue VRDN
              1.46% due 10/01/2007 (a) ..................................     12,500,000
  28,472,000 Mississippi Home Corp. S/F Revenue (Floaters --
              Series 714) VRDN 1.49% due 10/03/2005 (a)(b) ..............     28,472,000
              Mississippi State Hospital Equipment & Facilities
              Authority Revenue (North Mississippi Health
             Services -- Series 1) CP:
  29,505,000  1.05% due 05/12/2003 ......................................     29,505,000
  13,000,000  1.15% due 05/14/2003 ......................................     13,000,000
   5,000,000 Mississippi State (Floaters -- Series 800) VRDN 1.42%
              due 10/01/2008 (a)(b) .....................................      5,000,000
-----------------------------------------------------------------------------------------
Missouri -- 1.4%
   5,000,000 Berkeley, Missouri IDA Revenue (Wetterau Project)
              VRDN 1.40% due 07/01/2008 (a) .............................      5,000,000
   3,600,000 Cabool, Missouri IDA IDR (Ameriduct Worldwide Inc.
              Project) VRDN 1.70% due 05/01/2010 (a) ....................      3,600,000
              Lees Summit, Missouri M/F Housing Revenue
              (Affordable Housing Acquisition) VRDN:
  14,455,000  (Series A) 1.59% due 07/01/2046 (a) .......................     14,455,000
  14,400,000  (Series B) 1.59% due 07/01/2046 (a) .......................     14,400,000
   1,350,000 Missouri State Development Finance Board IDR
              (Filtration Group Inc.) VRDN 1.60%
              due 03/01/2012 (a) ........................................      1,350,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                             Value
Face Amount                     Issue                                      (Note 1a)
-------------------------------------------------------------------------------------
Missouri (continued)
$ 26,550,000 Missouri State Health & Higher Educational Facilities
              Authority Revenue (Bethesda Health Group -- Series
              A) DDN 1.40% due 08/01/2031 (a) ........................   $ 26,550,000
              Missouri State Health & Higher Educational Facilities
              Authority Revenue (Pooled Hospital Loan Program)
              VRDN:
  10,215,000  (Series B) 1.45% due 08/01/2029 (a) ....................     10,215,000
   4,160,000  (Series C) 1.45% due 08/01/2029 (a) ....................      4,160,000
   9,000,000 Missouri State Health & Higher Educational Facilities
              Authority Revenue (Christian Brothers -- Series A)
              DDN 1.40% due 10/01/2032 (a) ...........................      9,000,000
   8,000,000 Saint Louis County, Missouri IDA Industrial
              Revenue (Wetterau Inc Project) VRDN 1.40%
              due 12/01/2003 (a) .....................................      8,000,000
              Saint Louis County, Missouri IDA M/F Housing Revenue
              (Metro Lofts Apartments) VRDN:
  13,250,000  (Series - A) 1.40% due 03/15/2036 (a) ..................     13,250,000
   4,050,000  (Series - C) 1.45% due 09/15/2036 (a) ..................      4,050,000
   1,415,000 Sikeston, Missouri IDA Revenue (Heritage American
              Homes LP/North Ridge Homes Inc. Project) VRDN
              1.55% due 07/01/2009 (a) ...............................      1,415,000
-------------------------------------------------------------------------------------
Montana -- 0.1%
   5,000,000 Anaconda Deer Lodge County, Montana Environmental
              Facility -- ARCO DDN 1.40% due 10/01/2037 (a) ..........      5,000,000
-------------------------------------------------------------------------------------
Nebraska -- 0.4%
  18,800,000 Lancaster County, Nebraska Hospital Authority Revenue
              (Bryan Lgh Medical Center Project) DDN 1.40%
              due 06/01/2018 (a) .....................................     18,800,000
  16,500,000 Nebraska Public Power District Revenue CP 1.10%
              due 06/11/2003 .........................................     16,500,000
-------------------------------------------------------------------------------------
Nevada -- 1.2%
  19,400,000 Clark County, Nevada IDR (Nevada Cogeneration I
              Project) DDN 1.50% due 11/01/2020 (a) ..................     19,400,000
  18,700,000 Clark County, Nevada IDR (Nevada Cogeneration
              Association II Project) VRDN 1.40%
              due 12/01/2022 (a) .....................................     18,700,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                Value
Face Amount                         Issue                                     (Note 1a)
----------------------------------------------------------------------------------------
Nevada (continued)
$  6,000,000 Clark County, Nevada ROCS RR -- Series II-R 1035
              VRDN 1.44% due 06/01/2021 (a)(b) ..........................   $  6,000,000
   9,700,000 Clark County, Nevada McCarran International Airport
              Revenue (Series A) VRDN 1.30% due 07/01/2012 (a) ..........      9,700,000
   5,920,000 Clark County, Nevada School District (Merlots -- Series
              B-02) VRDN 1.46% due 06/15/2019 (a)(b) ....................      5,920,000
  11,290,000 Eagle Tax-Exempt Trust -- Clark County, Nevada
              School District (Series 962804) VRDN 1.44%
              due 06/15/2015 (a)(b) .....................................     11,290,000
  10,000,000 Las Vegas Valley, Nevada Water District (Merlot B-10)
              VRDN 1.46% due 06/01/2024 (a)(b) ..........................     10,000,000
  16,855,000 Truckee Meadows, Nevada Water Authority Revenue
              (Municipal Security Trust Receipts -- Series SGA 137)
              VRDN 1.45% due 07/01/2030 (a)(b) ..........................     16,855,000
----------------------------------------------------------------------------------------
New Hampshire -- 1.3%
  12,125,000 New Hampshire Higher Educational & Health Facility
              Authority Revenue (VHA New England Inc. --
              Series G) VRDN 1.40% due 12/01/2025 (a) ...................     12,125,000
   5,475,000 New Hampshire Higher Educational & Health Facility
              Authority Revenue (Floater -- Series 772) VRDN
              1.42% due 01/10/2017 (a)(b) ...............................      5,475,000
              New Hampshire State Business Finance Authority PCR
              (New England Power Co Project -- Series A) CP:
  35,850,000  1.15% due 05/28/2003 ......................................     35,850,000
  21,000,000  1.20% due 07/08/2003 ......................................     21,000,000
  25,000,000  1.25% due 07/17/2003 ......................................     25,000,000
   3,495,000 New Hampshire State Business Finance Authority
              Industrial Facilities Revenue (Nim-Cor Inc.) VRDN
              1.50% due 11/01/2009 (a) ..................................      3,495,000
   2,400,000 New Hampshire State Business Finance Authority
              Industrial Facilities Revenue (JMT Properties LLC)
              VRDN 1.65% due 07/01/2018 (a) .............................      2,400,000
   3,075,000 New Hampshire State Business Finance Authority
              Revenue (Montgomery Wire Corp.) VRDN 1.50%
              due 02/01/2014 (a) ........................................      3,075,000
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                          Value
Face Amount                      Issue                                  (Note 1a)
------------------------------------------------------------------------------------
New York -- 2.1%
$ 10,000,000 Middle Country Center School District New York TAN
              2.75% due 06/26/2003 ..................................   $ 10,016,604
  15,100,000 New York City Transitional Finance Authority Revenue
              (Recovery -- Series 1 -- Subseries 1A) VRDN 1.35%
              due 11/01/2022 (a) ....................................     15,100,000
  23,505,000 New York City Transitional Finance Authority Revenue
              (Series 99B-3) VRDN 1.35% due 11/01/2028 (a) ..........     23,505,000
              New York State Housing Finance Agency Service
              Contract Obligation Revenue VRDN:
  18,600,000  (Series A) 1.35% due 03/15/2026 (a) ...................     18,600,000
  11,500,000  (Series A) 1.70% due 03/15/2027 (a) ...................     11,500,000
  10,000,000  (Series I) 1.37% due 03/15/2031 (a) ...................     10,000,000
  11,800,000  (Series G) 1.37% due 03/15/2028 (a) ...................     11,800,000
  30,909,600 Solvay, New York Unified Free School District BAN
              2.75% due 07/18/2003 ..................................     30,981,730
   5,000,000 South Huntington, New York Unified Free School
              District TAN 2.50% due 06/26/2003 .....................      5,006,813
  25,000,000 Starpoint Center, New York School District BAN 2.75%
              due 06/27/2003 ........................................     25,038,796
  10,687,000 Walton, New York Center School District BAN 2.75%
              due 06/27/2003 ........................................     10,703,556
------------------------------------------------------------------------------------
North Carolina -- 1.1%
  10,365,000 North Carolina Educational Facilities Finance Agency
              Revenue (Guilford College MBIA) VRDN 1.35%
              due 05/01/2024 (a) ....................................     10,365,000
  25,555,000 North Carolina Medical Care Community Retirement
              Revenue (Adult Community Services -- Series B) DDN
              1.45% due 11/15/2009 (a) ..............................     25,555,000
  21,560,000 North Carolina Medical Care Community Health Care
              Facilities Revenue (Carol Woods Project) DDN 1.45%
              due 04/01/2031 (a) ....................................     21,560,000
  14,000,000 North Carolina Municipal Securities Trust Certificates
              (Class A -- Series 2001-125) DDN 1.40%
              due 07/23/2015 (a)(b) .................................     14,000,000
  14,300,000 Raleigh Durham, North Carolina Apartment Authority
              Revenue VRDN 1.35% due 11/01/2017 (a) .................     14,300,000
------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                             Value
Face Amount                   Issue                                        (Note 1a)
---------------------------------------------------------------------------------------
North Dakota -- 0.2%
$ 18,460,000 Ward County, North Dakota Health Care Facilities
              Revenue (Trinity Obligation Group -- Series A) DDN
              1.40 % due 07/01/2029 (a) ................................   $ 18,460,000
---------------------------------------------------------------------------------------
Ohio -- 6.0%
   6,190,000 Akron, Ohio Metropolitan Housing Authority Facilities
              Revenue (Administration Building Project) VRDN
              1.40% due 04/01/2018 (a) .................................      6,190,000
  14,200,000 Cincinnati, Ohio City School District BAN 2.25%
              due 09/11/2003 ...........................................     14,240,262
   2,160,000 Clinton County, Ohio Hospital Revenue
              (Capital Asset Incorporate Pooled Loan) VRDN
              1.65% due 06/01/2028 (a) .................................      2,160,000
   7,150,000 Clinton County, Ohio Hospital Revenue
              (Capital Asset Incorporate Pooled Loan) VRDN
              1.45% due 07/01/2029 (a) .................................      7,150,000
   7,774,000 Clipper Tax-Exempt Trust -- Ohio Housing
              Finance Agency (Series 2000-4) VRDN 1.61%
              due 12/23/2003 (a)(b) ....................................      7,774,000
  10,535,000 Cuyahoga County, Ohio Hospital Facilities Revenue
              (Jennings Center) VRDN 1.43% due 11/01/2023 (a) ..........     10,535,000
   8,045,000 Cuyahoga County, Ohio Hospital Facilities Revenue
              (Metrohealth System Project) VRDN 1.40%
              due 03/01/2033 (a) .......................................      8,045,000
   5,000,000 Cuyahoga County, Ohio Hospital Facilities Revenue
              (Sisters of Charity Health System) VRDN 1.40%
              due 11/01/2030 (a) .......................................      5,000,000
   2,265,000 Cuyahoga County, Ohio M/F Revenue (St. Vitus
              Village Apartments Project) VRDN 1.45%
              due 06/01/2022 (a) .......................................      2,265,000
              Cuyahoga County, Ohio Revenue (Cleveland Clinic
              Health) DDN:
  15,700,000  (Series B-1) 1.35% due 01/01/2035 (a) ....................     15,700,000
  23,000,000  (Series B-2) 1.35% due 01/01/2035 (a) ....................     23,000,000
   7,725,000 Dayton, Ohio BAN 2.00% due 05/29/2003 .....................      7,729,742
  35,000,000 Dayton, Ohio City School District BAN 2.00%
              due 07/10/2003 ...........................................     35,055,525

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                              Value
Face Amount                   Issue                                         (Note 1a)
--------------------------------------------------------------------------------------
Ohio (continued)
$  3,500,000 Eagle Tax-Exempt Trust -- Ohio Water Development
              Authority (Ohio Edison) VRDN 1.44%
              due 07/01/2015 (a)(b) ...................................   $  3,500,000
   4,800,000 Eagle Tax-Exempt Trust -- Ohio Edison (Series 953509)
              VRDN 1.44% due 07/01/2015 (a)(b) ........................      4,800,000
  15,000,000 Eagle Tax-Exempt Trust -- Cleveland Water
              (Series 983501) VRDN 1.44% due 01/01/2025 (a)(b) ........     15,000,000
  22,065,000 Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
              (Series 983502) VRDN 1.44% due 02/15/2020 (a)(b) ........     22,065,000
  10,000,000 Franklin County, Ohio Hospital Revenue -- Children's
              Hospital VRDN 1.37% due 11/01/2025 (a) ..................     10,000,000
   4,550,000 Franklin County, Ohio M/F Revenue (Community Housing
              Network) VRDN 1.43% due 03/01/2027 (a) ..................      4,550,000
   8,000,000 Geauga County, Ohio Revenue (Sisters of Notre Dame
              Project) VRDN 1.43% due 08/01/2016 (a) ..................      8,000,000
  13,750,000 Hamilton County, Ohio Hospital Facilities Revenue
              (Children's Hospital Medical Center) VRDN 1.38%
              due 05/15/2017 (a) ......................................     13,750,000
   9,050,000 Hamilton County, Ohio Hospital Facilities Revenue
              (Drake Center Inc. -- Series A) VRDN 1.38%
              due 06/01/2019 (a) ......................................      9,050,000
   3,090,000 Indian Hill, Ohio EDR (Cincinnati Country Day School)
              VRDN 1.37% due 05/01/2019 (a) ...........................      3,090,000
   5,080,000 Licking County, Ohio IDR (Renosol Corp. Project)
              VRDN 1.55% due 06/01/2030 (a) ...........................      5,080,000
   3,945,000 Lucas-Beacon Place Housing Development Corp. M/F
              Revenue (Beacon Place Apartments Project) FXRDN
              1.40% due 09/15/2003 ....................................      3,945,000
   2,275,000 Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
              VRDN 1.60% due 08/01/2017 (a) ...........................      2,275,000
  12,275,000 Middleburg Heights, Ohio Hospital Revenue (Southwest
              General Health) VRDN 1.43% due 08/15/2022 (a) ...........     12,275,000
   5,000,000 Montgomery County, Ohio EDR (Benjamin & Marian
              Project -- Series A) VRDN 1.43% due 04/01/2011 (a) ......      5,000,000

See Notes to Financial Statements.

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Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                         Value
Face Amount                      Issue                                 (Note 1a)
----------------------------------------------------------------------------------
Ohio (continued)
$ 22,100,000 Montgomery County, Ohio Health Revenue
              (Miami Valley Hospital -- Series A) DDN 1.35%
              due 11/15/2022 (a) ..................................   $ 22,100,000
              Montgomery County, Ohio Health Revenue
              (Miami Valley Hospital -- Series 1998-B) CP:
  50,000,000  1.05% due 05/05/2003 ................................     50,000,000
  85,750,000  1.15% due 06/11/2003 ................................     85,750,000
   8,215,000 Ohio State University General Receipts (Series A) BAN
              1.08% due 09/15/2003 ................................      8,215,000
   2,510,000 Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
              Project) VRDN 1.50% due 10/01/2008 (a) ..............      2,510,000
  10,000,000 Plain, Ohio Loca School District BAN 2.00%
              due 06/04/2003 ......................................     10,007,694
   8,685,000 Port Authority of Columbiana County, Ohio IDR
              (GEI of Columbiana Inc. Project) VRDN 1.50%
              due 06/01/2022 (a) ..................................      8,685,000
   6,945,000 Richland County, Ohio Revenue (Mansfield Area YMCA
              Project) VRDN 1.43% due 11/01/2019 (a) ..............      6,945,000
  12,500,000 Toledo, Ohio City School District BAN 2.00%
              due 07/23/2003 ......................................     12,525,938
   9,000,000 West Muskingum, Ohio Local School District BAN
              1.80% due 06/19/2003 ................................      9,008,333
   4,965,000 Willoughby, Ohio IDR (Kennedy Group Inc. Project)
              VRDN 1.50% due 09/01/2018 (a) .......................      4,965,000
   1,700,000 Wood County, Ohio IDR (GHT Property Management
              LLC Project) VRDN 1.55% due 08/01/2019 (a) ..........      1,700,000
   2,665,000 Wood County, Ohio IDR (TL INDS & AMPP Inc.
              Project) VRDN 1.50% due 05/01/2011 (a) ..............      2,665,000
----------------------------------------------------------------------------------
Oklahoma -- 1.5%
    3,949,954 Comanche County, Oklahoma Home Finance S/F
               Revenue Notes (Series C-R2) FXRDN 1.36%
               due 04/01/2004 .....................................      3,949,954
   53,800,000 Oklahoma County, Oklahoma Finance Authority
               Revenue (Oklahoma County Housing Preservation)
               VRDN 1.45% due 01/01/2033 (a) ......................     53,800,000

See Notes to Financial Statements.

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Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                             Value
Face Amount                      Issue                                     (Note 1a)
--------------------------------------------------------------------------------------
Oklahoma (continued)
$ 29,100,000 Oklahoma Development Finance Authority Revenue
              (Inverness Village -- Continuing Care Retirement --
              Series C) DDN 1.40% due 02/01/2012 (a) ..................   $ 29,100,000
              Oklahoma County, Oklahoma Home Finance Authority
              S/F Mortgage Revenue FXRDN:
   6,410,000  (Series C-R-2) 1.06% due 12/11/2003 .....................      6,409,723
   7,420,000  (Series C-R-3) 1.06% due 12/11/2003 .....................      7,419,679
  10,000,000  (Series D) 1.37% due 06/02/2003 .........................     10,000,000
   5,776,363 Rogers County, Oklahoma Housing Finance Authority
              (Series A) FXRDN 1.18% due 12/01/2003 ...................      5,776,265
   6,800,000 Tulsa County, Oklahoma Home Finance Authority S/F
              Mortgage Revenue (Series A) VRDN 1.37%
              due 04/01/2004 (a) ......................................      6,800,000
--------------------------------------------------------------------------------------
Oregon -- 1.2%
  10,000,000 ABN-AMRO Muni Tops -- Portland, Oregon
              (Series 2001-4) VRDN 1.46% due 06/01/2009 (a)(b) ........     10,000,000
   5,415,000 Clackamas County, Oregon Health Facilities Authority
              Hospital Revenue Floaters (Series 689) VRDN 1.51%
              due 12/25/2005 (a)(b) ...................................      5,415,000
   2,432,400 Oregon State EDR (Sheffer Corp. Project -- Series 185)
              VRDN 1.50% due 12/01/2013 (a) ...........................      2,432,400
              Oregon State EDR (Newsprint Co. Project) DDN:
  21,900,000  (Series 197) 1.40% due 08/01/2025 (a) ...................     21,900,000
  11,520,000  (Series 197) 1.40% due 12/01/2025 (a) ...................     11,520,000
  18,600,000  (Series 202) 1.40% due 04/01/2026 (a) ...................     18,600,000
  11,000,000  (Series 203) 1.40% due 12/01/2026 (a) ...................     11,000,000
   5,450,000 Oregon State Health, Housing, Educational & Cultural
              Facilities Authority (Assumption Village Project --
              Series A) VRDN 1.40% due 03/01/2033 (a) .................      5,450,000
   7,750,000 Portland, Oregon EDR (Broadway Project -- Series A)
              VRDN 1.30% due 04/01/2035 (a) ...........................      7,750,000
--------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                              Value
Face Amount                  Issue                                          (Note 1a)
--------------------------------------------------------------------------------------
Pennsylvania -- 4.0%
$ 16,395,000 Allegheny County, Pennsylvania IDA Health & Housing
              Facilities Revenue (Longwood -- Series B) DDN
              1.40% due 07/01/2027 (a) ................................   $ 16,395,000
   6,600,000 Cumberland County, Pennsylvania Municipal Authority
              Retirement Community Revenue (Wesley Affiliated
              Services -- Series C) VRDN 1.35% due 01/01/2037 (a) .....      6,600,000
  43,005,000 Dauphin County, Pennsylvania General Authority
              Revenue (School District Pooled Finance) VRDN
              1.40% due 09/01/2032 (a) ................................     43,005,000
  47,000,000 Emmaus, Pennsylvania General Authority Revenue (Loan
              Program -- Series A) VRDN 1.40% due 03/01/2030 (a).......     47,000,000
              Emmaus, Pennsylvania General Authority Revenue
              (Local Government Pool) VRDN:
  15,000,000  (Series C-7) 1.40% due 03/01/2024 (a) ...................     15,000,000
  13,200,000  (Series C-8) 1.40% due 03/01/2024 (a) ...................     13,200,000
  10,000,000  (Series E-18) 1.38% due 03/01/2024 (a) ..................     10,000,000
  12,160,000 Municipal Securities Trust Certificates -- Allegheny
              County, Pennsylvania Port Authority Special Revenue
              (Class A -- Series 2001-121) DDN 1.43%
              due 12/22/2009 (a) ......................................     12,160,000
  19,300,000 Municipal Securities Trust Certificates -- Pennsylvania
              State (Class A -- Series 110) DDN 1.45%
              due 08/17/2010 (a)(b) ...................................     19,300,000
   9,610,000 New Garden, Pennsylvania General Authority Municipal
              Revenue (Municipal Pooled Financing Program)
              VRDN 1.40% due 11/01/2029 (a) ...........................      9,610,000
  23,600,000 Philadelphia, Pennsylvania Authority IDR (Girard Estate
              Aramark Project) VRDN 1.35% due 06/01/2032 (a) ..........     23,600,000
  23,000,000 Philadelphia, Pennsylvania School District TRAN 2.75%
              due 06/30/2003 ..........................................     23,046,692
   9,364,500 Philadelphia, Pennsylvania School District (Floaters --
              Series 496) VRDN 1.41% due 04/01/2027 (a)(b) ............      9,364,500
  50,000,000 Philadelphia, Pennsylvania Water & Wastewater Revenue
              VRDN 1.30% due 06/15/2023 (a) ...........................     50,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                 Value
Face Amount                  Issue                                             (Note 1a)
-------------------------------------------------------------------------------------------
Pennsylvania (continued)
$ 30,000,000 Quakertown, Pennsylvania Hospital Authority
              Revenue (Group Pooled Financing) VRDN 1.10%
              due 07/01/2005 (a) ...........................................   $ 30,000,000
   1,900,000 Quakertown, Pennsylvania General Authority Revenue
              (Pooled Financing Program -- Series A) VRDN 1.35%
              due 06/01/2028 (a) ...........................................      1,900,000
-------------------------------------------------------------------------------------------
Rhode Island -- 0.3%
   2,300,000 Rhode Island State Health & Educational Building Corp.
              Revenue (La Salle Academy) VRDN 1.40%
              due 03/01/2029 (a) ...........................................      2,300,000
  10,400,000 Rhode Island State Health & Educational Building Corp.
              Revenue (Care New England -- Series A) DDN 1.35%
              due 09/01/2032 (a) ...........................................     10,400,000
   5,000,000 Rhode Island State Health & Educational Building Corp.
              Revenue (Jewish Services Agency) VRDN 1.35%
              due 12/01/2032 (a) ...........................................      5,000,000
   2,520,000 Rhode Island State Housing & Mortgage Finance M/F
              Corp. (Smith Building Development Corp.) VRDN
              1.40% due 12/01/2028 (a) .....................................      2,520,000
   2,400,000 Rhode Island State Industrial Facilities Corporation IDR
              (Capital Development Corp. Project) VRDN 1.15%
              due 11/01/2005 (a) ...........................................      2,400,000
   1,050,000 Rhode Island State Industrial Facilities Corporation IDR
              (Gardener Specialty - A) VRDN 1.75%
              due 05/01/2021 (a) ...........................................      1,050,000
-------------------------------------------------------------------------------------------
South Carolina -- 1.0%
   6,000,000 Berkeley County, South Carolina Exempt Facilities
              Industrial Revenue (Amoco Chemical Co. Project)
              DDN 1.40% due 04/01/2027 (a) .................................      6,000,000
  20,000,000 Florence County, South Carolina Solid Waste Disposal &
              Wastewater Treatment Facilities Revenue (Roche
              Carolina Inc. Project) DDN 1.40% due 04/01/2028 (a) ..........     20,000,000
   5,000,000 Rock Hill, South Carolina Utilities System Revenue
              (Series B) VRDN 1.35% due 01/01/2033 (a) .....................      5,000,000
   9,870,000 South Carolina EDA Health Facilities Revenue
              (Episcopal Church Home) VRDN 1.46%
              due 04/01/2027 (a) ...........................................      9,870,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                            Value
Face Amount                 Issue                                         (Note 1a)
------------------------------------------------------------------------------------
South Carolina (continued)
$ 2,020,000 South Carolina EDA EDR (Defiance Metal Products
             Project) VRDN 1.50% due 02/01/2012 (a) .................   $  2,020,000
 11,250,000 South Carolina EDA EDR (Giant Cement Holding Inc.)
             VRDN 1.37% due 12/01/2022 (a) ..........................     11,250,000
  1,775,000 South Carolina EDA EDR (Parkway Products Inc.
             Project) VRDN 1.47% due 11/01/2007 (a) .................      1,775,000
  5,130,000 South Carolina EDA EDR (Performance Friction Corp.
             Project) VRDN 1.40% due 06/01/2012 (a) .................      5,130,000
  5,905,000 South Carolina EDA IDR (Core Materials Corp. Project)
             VRDN 1.55% due 04/01/2013 (a) ..........................      5,905,000
 11,100,000 South Carolina Transportation Infrastructure Bank
             Revenue Municipal Securities Trust (SGA 116) DDN
             1.45% due 10/01/2027 (a)(b) ............................     11,100,000
  5,280,000 South Carolina Transportation Infrastructure Bank
             Revenue (Putters -- Series 316) VRDN 1.46%
             due 10/01/2021 (a)(b) ..................................      5,280,000
------------------------------------------------------------------------------------
Tennessee -- 8.5%
            Blount County, Tennessee Public Building Authority
             (Local Government Public Improvement) DDN:
 20,000,000  (Series A-1-A) 1.35% due 06/01/2031 (a) ................     20,000,000
 14,095,000  (Series A-1-B) 1.35% due 06/01/2022 (a) ................     14,095,000
 11,500,000  (Series A-1-C) 1.35% due 06/01/2017 (a) ................     11,500,000
 11,175,000  (Series A-2-A) 1.35% due 06/01/2030 (a) ................     11,175,000
 10,000,000  (Series A-2-B) 1.35% due 06/01/2025 (a) ................     10,000,000
  7,000,000  (Series A-2-C) 1.35% due 06/01/2021 (a) ................      7,000,000
 10,000,000  (Series A-3-D) 1.35% due 06/01/2026 (a) ................     10,000,000
  3,800,000  (Series A-3-B) 1.35% due 06/01/2028 (a) ................      3,800,000
 19,700,000 Clarksville, Tennessee Public Building Authority Revenue
             DDN 1.40% due 01/01/2033 (a) ...........................     19,700,000
  6,000,000 Jackson, Tennessee Energy Authority Gas System
             Revenue VRDN 1.35% due 04/01/2027 (a) ..................      6,000,000
  5,000,000 Jackson, Tennessee Energy Authority Water System
             Revenue VRDN 1.45% due 12/01/2023 (a) ..................      5,000,000
 19,775,000 Johnson County, Tennessee Municipal Securities Trust
             (SGA 45) VRDN 1.45% due 05/01/2021 (a)(b) ..............     19,775,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                  Value
Face Amount                  Issue                                              (Note 1a)
-----------------------------------------------------------------------------------------
Tennessee (continued)
$  7,430,000 Knox County, Tennessee Health, Educational & Housing
              Facilities Board Revenue (Cookeville Regional
              Project -- Series A-2) VRDN 1.45%
              due 10/01/2026 (a) .........................................   $  7,430,000
   9,165,000 Knox County, Tennessee Health, Educational & Housing
              Facilities Board Revenue (Laughlin Memorial
              Hospital -- Series A-1) VRDN 1.45%
              due 11/01/2024 (a) .........................................      9,165,000
   8,000,000 Knox County, Tennessee Health, Educational & Housing
              Facilities Board Revenue (Baptist Hospital System
              Project) VRDN 1.45% due 04/01/2027 (a) .....................      8,000,000
              Memphis, Tennessee Health, Educational & Housing
              Facilities Board Revenue (Not-For-Profit M/F Project)
              VRDN:
  40,000,000  1.45% due 07/01/2032 (a) ...................................     40,000,000
  10,000,000  1.45% due 08/01/2032 (a) ...................................     10,000,000
     805,000 Nashville & Davidson County, Tennessee IDB
              Revenue (Gibson Guitar Project) VRDN 1.55%
              due 03/01/2011 (a) .........................................        805,000
   2,240,000 Nashville & Davidson County, Tennessee IDB Revenue
              (Hickory M/F Housing Revenue) VRDN 1.35%
              due 06/01/2015 (a) .........................................      2,240,000
   4,935,000 Nashville & Davidson County, Tennessee Water &
              Sewer (Putter -- Series 334) VRDN 1.46%
              due 01/01/2014 (a)(b) ......................................      4,935,000
  10,000,000 Nashville & Davidson County, Tennessee IDB
              Educational Facilities Revenue (David Lipscomb
              University Project) VRDN 1.35% due 02/01/2023 (a) ..........     10,000,000
              Sevier County, Tennessee Public Building Authority
              (Local Government Public Improvement) DDN:
  27,715,000  (Series IV-1) 1.35% due 06/01/2023 (a) .....................     27,715,000
   3,000,000  (Series IV-3) 1.35% due 06/01/2025 (a) .....................      3,000,000
   8,395,000  (Series IV-A-2) 1.35% due 06/01/2025 (a) ...................      8,395,000
   9,000,000  (Series IV-A-3) 1.35% due 06/01/2020 (a) ...................      9,000,000
  21,000,000  (Series IV-B-1) 1.35% due 06/01/2020 (a) ...................     21,000,000
   5,900,000  (Series IV-B-5) 1.35% due 06/01/2022 (a) ...................      5,900,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                         Value
Face Amount                  Issue                                      (Note 1a)
----------------------------------------------------------------------------------
Tennessee (continued)
$  9,665,000  (Series IV-D-2) 1.35% due 06/01/2025 (a) ............   $  9,665,000
   6,300,000  (Series IV-E-2) 1.35% due 06/01/2021 (a) ............      6,300,000
   3,500,000  (Series IV-E-5) 1.35% due 06/01/2020 (a) ............      3,500,000
   5,100,000  (Series IV-F-2) 1.35% due 06/01/2020 (a) ............      5,100,000
  10,000,000  (Series IV-G-1) 1.35% due 06/01/2026 (a) ............     10,000,000
   7,500,000  (Series IV-G-3) 1.35% due 06/01/2022 (a) ............      7,500,000
   9,200,000  (Series IV-H-1) 1.35% due 06/01/2025 (a) ............      9,200,000
   6,950,000  (Series IV-H-2) 1.35% due 06/01/2027 (a) ............      6,950,000
  10,000,000  (Series IV-I-1) 1.35% due 06/01/2032 (a) ............     10,000,000
   5,500,000  (Series IV-I-3) 1.35% due 06/01/2015 (a) ............      5,500,000
  18,000,000  (Series IV-J-1) 1.35% due 06/01/2028 (a) ............     18,000,000
             Shelby County, Tennessee ECN CP:
  10,000,000  (Series 2000) 1.15% due 06/11/2003 ..................     10,000,000
  13,200,000  (Series 2001) 1.15% due 05/12/2003 ..................     13,200,000
  27,600,000  (Series 2001) 1.10% due 05/13/2003 ..................     27,600,000
  33,000,000  (Series 2001) 1.15% due 06/10/2003 ..................     33,000,000
  22,000,000  (Series 2000A) 1.15% due 06/11/2003 .................     22,000,000
  41,000,000  (Series 2000A) 1.10% due 05/13/2003 .................     41,000,000
   9,600,000  (Series 2000A) 1.15% due 06/11/2003 .................      9,600,000
  10,000,000  (Series 2003A) 1.10% due 05/14/2003 .................     10,000,000
  10,500,000 Shelby County, Tennessee Health Educational &
              Housing Facilities Board Hospital Revenue (Baptist
              Memorial Hospital) CP 1.10% due 05/07/2003 ..........     10,500,000
  87,400,000 Shelby County, Tennessee Health Educational &
              Housing Facilities Board Hospital Revenue (Baptist
              Memorial Hospital) CP 1.10% due 05/22/2003 ..........     87,400,000
  10,000,000 Tennessee State CP 1.07% due 05/01/2003 ..............     10,000,000
  26,000,000 Tennessee State Local Development Authority Revenue
              (State Loan Program -- Series A) BAN 2.75%
              due 06/11/2003 ......................................     26,031,160
----------------------------------------------------------------------------------
Texas -- 12.1%
  24,884,000 ABN-AMRO Muni Tops -- Texas A&M University
             Revenue (Series 1999-5) FXRDN 1.60%
             due 05/01/2003 (b) ...................................     24,884,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                            Value
Face Amount                Issue                                          (Note 1a)
-------------------------------------------------------------------------------------
Texas (continued)
$ 15,750,000 ABN-AMRO Muni Tops -- Houston, Texas Airport
              System (Series 1998-15) VRDN 1.50%
              due 07/05/2006 (a)(b) ..................................   $ 15,750,000
  20,000,000 ABN-AMRO Muni Tops -- Dallas, Texas Waterworks &
              Sewer Systems Revenue (Series 1998-19) VRDN
              1.46% due 07/04/2007 (a)(b) ............................     20,000,000
   9,000,000 ABN-AMRO Muni Tops -- San Antonio, Texas Electric
              & Gas Revenue (Series 1998-22) VRDN 1.46%
              due 01/02/2007 (a)(b) ..................................      9,000,000
   9,510,000 ABN-AMRO Muni Tops -- Keller, Texas Independent
              School District (Series 2001-26) VRDN 1.46%
              due 07/01/2009 (a)(b) ..................................      9,510,000
  33,670,000 Bell County, Texas Health Facilities Development Corp.
              Revenue Hospital (Scott & White -- Series 2001-1)
              DDN 1.35% due 08/15/2031 (a) ...........................     33,670,000
  11,910,000 Bexar County, Texas Revenue Floats CTFS (Series 454)
              VRDN 1.42% due 08/15/2008 (a)(b) .......................     11,910,000
  13,500,000 Brazos River Authority Texas PCR (TXU Energy Co.
              Project -- Series A) VRDN 1.40% due 05/01/2037 (a)......     13,500,000
  20,000,000 Brazos River, Texas Harbor Navigator District (Brazoria
              County Environmental Facilities Revenue Joint Venture
              Project) DDN 1.40% due 09/01/2018 (a) ..................     20,000,000
  20,000,000 Brazos River, Texas Harbor Navigator District (BASF
              Corp. Project) VRDN 1.55% due 04/01/2037 (a) ...........     20,000,000
   3,300,000 Calhoun County, Texas Naval District PCR
              (Formosa Plastics Corp. Project) VRDN 1.40%
              due 09/01/2032 (a) .....................................      3,300,000
   6,835,000 Cameron County, Texas Housing Finance Corp. FXRDN
              1.14% due 08/14/2003 ...................................      6,834,744
   5,300,000 Dallas Fort Worth, Texas International Airport
              Revenue (United Parcel Service) DDN 1.40%
              due 05/01/2032 (a) .....................................      5,300,000
   5,065,000 Dallas Fort Worth, Texas International Airport
              Revenue (Merlots -- Series A-13) VRDN 1.51%
              due 11/01/2011 (a)(b) ..................................      5,065,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                             Value
Face Amount                    Issue                                       (Note 1a)
-------------------------------------------------------------------------------------
Texas (continued)
$ 13,350,000 Dickinson, Texas Independent School District Municipal
              Securities Trust Receipts (SGA 94) DDN 1.45%
              due 02/15/2028 (a))(b) .................................   $ 13,350,000
   6,000,000 Eagle Mountain & Saginaw, Texas School District
              VRDN 1.43% due 08/01/2030 (a)(b) .......................      6,000,000
  12,000,000 Eagle Tax-Exempt Trust -- Texas State Turnpike
              Authority (Series 02-6004) VRDN 1.44%
              due 08/15/2042 (a)(b) ..................................     12,000,000
  15,400,000 Gulf Coast IDA, Solid Waste Disposal Revenue
              (Citgo Petroleum Corp. Project) DDN 1.40%
              due 04/01/2026 (a) .....................................     15,400,000
  13,200,000 Gulf Coast IDA, Texas (Global Power Corp. Project)
              DDN 1.40% due 04/01/2038 (a) ...........................     13,200,000
              Gulf Coast IDA, Texas Marine Term Revenue
              (Amoco Oil Co. Project) VRDN:
  11,000,000  1.40% due 04/01/2028 (a) ...............................     11,000,000
  25,000,000  1.40% due 04/01/2032 (a) ...............................     25,000,000
   5,200,000 Gulf Coast IDA, Texas Marine Term Revenue (Amoco
              Oil Co. Project) DDN 1.40% due 05/01/2023 (a) ..........      5,200,000
   1,980,000 Gulf Coast Waste Disposal Authority Texas Environment
              Facilities Revenue (Waste Corp Texas Project) VRDN
              1.50% due 09/01/2022 (a) ...............................      1,980,000
  12,500,000 Gulf Coast Waste Disposal Authority Texas Solid Waste
              Disposal Revenue (Air Products Project) VRDN
              1.55% due 03/01/2035 (a) ...............................     12,500,000
  23,100,000 Harris County, Texas Health Facilities Development
              Corp. Revenue (Methodist Hospital) DDN 1.35%
              due 12/01/2032 (a) .....................................     23,100,000
  10,000,000 Harris County, Texas Sub Lien (Toll Road --
              Series E) VRDN 1.35% due 08/01/2015 (a) ................     10,000,000
             Harris County, Texas IDC Solid Waste Disposal Revenue
              (Deer Park Project) DDN:
   3,900,000  (Series A) 1.45% due 02/01/2023 (a) ....................      3,900,000
  20,100,000  (Series 95-A) 1.45% due 03/01/2023 (a) .................     20,100,000
  12,500,000  (Series 95-B) 1.45% due 03/01/2023 (a) .................     12,500,000
  15,600,000  (Series 15-C) 1.45% due 03/01/2023 (a) .................     15,600,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                              Value
Face Amount                  Issue                                          (Note 1a)
-------------------------------------------------------------------------------------
Texas (continued)
$  4,000,000 Harris County, Texas GO (Eagle -- Series 2002-6012)
              VRDN 1.44% due 08/15/2030 (a)(b) ........................   $  4,000,000
   9,845,000 Harris County, Texas (Putters -- Series 288) VRDN
              1.51% due 08/15/2014 (a)(b) .............................      9,845,000
  18,570,000 Houston, Texas Water & Sewer System Revenue
              (Merlots -- Series A-128) VRDN 1.46%
              due 12/01/2029 (a)(b) ...................................     18,570,000
  10,000,000 Houston, Texas Water & Sewer System Revenue Notes
              (Series A) CP 1.05% due 05/01/2003 ......................     10,000,000
  28,500,000 Keller, Texas Independent School District Municipal
              Securities Trust Receipts (SGA 111) DDN 1.45%
              due 08/15/2030 (a)(b) ...................................     28,500,000
   2,100,000 Longview Texas Industrial Corp. Revenue
              (Collins Industries Inc. Project) VRDN 1.50%
              due 04/01/2009 (a) ......................................      2,100,000
   3,900,000 Mesquite, Texas IDR (Morrison Products) VRDN 1.45%
              due 01/10/2010 (a) ......................................      3,900,000
   4,700,000 Middle Rio Grande Housing Finance Corp. Texas S/F
              Revenue (Floaters -- Series 709) VRDN 1.49%
              due 08/02/2004 (a)(b) ...................................      4,700,000
  10,062,014 Midland County, Texas Housing Finance Corp. S/F
              Mortgage Revenue (Series A) FXRDN 1.14%
              due 12/11/2003 ..........................................     10,061,579
   3,100,000 Midlothian, Texas IDC Exempt Facilities Revenue
              (Texas Industries Inc. Project) DDN 1.40%
              due 05/01/2029 (a) ......................................      3,100,000
     780,000 Montgomery County, Texas IDC Revenue
              (Sawyer Research Products Inc.) VRDN 1.55%
              due 02/04/2015 (a) ......................................        780,000
  13,460,000 Municipal Securities Trust Certificates -- Austin, Texas
              (Class A -- Series 105) DDN 1.45%
              due 06/08/2020 (a)(b) ...................................     13,460,000
  12,780,000 Municipal Securities Trust Certificates -- Houston, Texas
              Water (Class A -- Series 2001-111) DDN 1.45%
              due 05/07/2019 (a)(b) ...................................     12,780,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                               Value
Face Amount                Issue                                             (Note 1a)
---------------------------------------------------------------------------------------
Texas (continued)
$ 6,000,000 Municipal Securities Trust Certificates -- Houston, Texas
            Water (Class A -- Series 2001-111) DDN 1.45%
            due 05/17/2019 (a)(b) .....................................   $  6,000,000
 35,735,000 Municipal Securities Trust Certificates -- Rockwall,
            Texas ISD (Class A -- Series 2001-123) DDN 1.45%
            due 02/24/2009 (a) ........................................     35,735,000
  8,015,000 Municipal Securities Trust Certificates San Antonio
            Water (Class A -- Series 2001-131) DDN 1.45%
            due 05/09/2017 (a)(b) .....................................      8,015,000
  9,725,000 Municipal Securities Trust Certificates Perlin, Texas
            (Independent School House Board -- Class A -- Series
            2001-141) DDN 1.45% due 03/08/2017 (a)(b) .................      9,725,000
 10,000,000 North Texas Higher Educational Authority Student Loan
            VRDN 1.40% due 03/01/2005 (a) .............................     10,000,000
 17,500,000 North Texas Higher Educational Authority (Student
            Loan -- Series 93-A) VRDN 1.40%
            due 04/01/2005 (a) ........................................     17,500,000
  7,000,000 Nortex, Texas Housing Finance Corp. S/F Mortgage
            Revenue (Series A) FXRDN 1.34%
            due 01/02/2004 ............................................      7,000,000
 37,100,000 Nueces River, Texas Industrial Development Authority
            PCR (San Miguel Electric Co-op) CP 1.23%
            due 05/06/2003 ............................................     37,100,000
 17,035,000 Port Arthur, Texas Naval District Environmental
            Facilities Revenue (Motiva Enterprises Project) VRDN
            1.60% due 12/01/2027 (a) ..................................     17,035,000
 10,000,000 Port Arthur, Texas Naval District IDC (Air Products &
            Chemicals Project) VRDN 1.55% due 04/01/2035 (a) ..........     10,000,000
  3,000,000 Port Corpus Christi, Texas IDC Environmental Facilities
            Revenue (Citgo Petroleum Corp. Project) VRDN
            1.40% due 08/01/2028 (a) ..................................      3,000,000
 25,000,000 Port Corpus Christi, Texas Solid Waste Disposal
            Revenue (Flint Hills -- Series A) VRDN 1.75%
            due 07/01/2029 (a) ........................................     25,000,000
  5,960,000 Southeast, Texas Housing Finance Corp. (Series R-3)
            FXRDN 1.15% due 03/11/2004 ................................      5,959,733

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                           Value
Face Amount               Issue                                          (Note 1a)
--------------------------------------------------------------------------------------
Texas (continued)
$  17,000,000 Tarrant County, Texas Health Facilities Development
               Corp. Revenue (Cumberland Rest Project) DDN
               1.35% due 08/15/2032 (a) ...............................   $ 17,000,000
   20,000,000 Texas State College Student Loan VRDN 1.13%
               due 02/01/2010 (a) .....................................     20,000,000
    3,415,000 Texas State Affordable Housing Corp. M/F
               Revenue (Floater -- Series 780) VRDN 1.42%
               due 09/01/2022 (a)(b) ..................................      3,415,000
   24,655,000 Texas State Department Housing & Community Affairs
               Residential Mortgage Revenue (Series B) FXRDN
               1.25% due 07/01/2003 ...................................     24,655,000
    5,035,000 Texas State Department Housing & Community
               Affairs S/F (Merlots -- Series A-58) VRDN 1.51%
               due 09/01/2028 (a)(b) ..................................      5,035,000
   15,000,000 Texas State Floater Certificates (Series 551) VRDN
               1.42% due 10/01/2015 (a)(b) ............................     15,000,000
    4,575,000 Texas State Floater Certificates (Series 552) VRDN
               1.42% due 10/01/2010 (a)(b) ............................      4,575,000
  137,200,000 Texas State TRAN 2.75% due 08/29/2003 ..................     137,805,064
   11,435,000 Texas State Municipal Securities Trust Receipts (SGA 92)
               DDN 1.45% due 08/01/2029 (a)(b) ........................     11,435,000
    4,520,000 Texas State Turnpike Authority Revenue (Putters --
               Series 325) VRDN 1.51% due 08/15/2027 (a)(b) ...........      4,520,000
    6,000,000 Texas State Veterans Housing (Fund II -- Series A-2)
               VRDN 1.40% due 06/01/2033 (a) ..........................      6,000,000
    7,200,000 Trinity River Authority Texas Solid Waste Disposal
               Revenue (Community Waste Disposal Project) VRDN
               1.50% due 05/01/2021 (a) ...............................      7,200,000
   21,995,000 University of Texas, University Revenue (Series 97)
               VRDN 1.42% due 08/15/2019 (a)(b) .......................     21,995,000
--------------------------------------------------------------------------------------
Utah -- 1.8%
   11,800,000 Emery County, Utah PCR (Pacificorp Project) DDN
               1.35% due 11/01/2024 (a) ...............................     11,800,000
    3,385,000 Logan City, Utah Revenue (Integrated System Inc. --
               Series A) VRDN 1.50% due 06/01/2014 (a) ................      3,385,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                            Value
Face Amount                 Issue                                         (Note 1a)
-------------------------------------------------------------------------------------
Utah (continued)
$50,900,000 Utah County, Utah Hospital Revenue (Health Services
             Inc. -- Series B) DDN 1.35% due 05/15/2035 (a) ..........   $ 50,900,000
             Utah Housing Corp. S/F Mortgage Revenue VRDN:
 10,000,000  (Series D-1) 1.40% due 01/01/2033 (a) ...................     10,000,000
 14,800,000  (Series F-1) 1.40% due 01/01/2034 (a) ...................     14,800,000
 11,245,000 Utah State Housing Finance Agency (Series - 2) VRDN
             1.40% due 07/01/2032 (a) ................................     11,245,000
             Utah Water Finance Agency Revenue VRDN:
 12,100,000  (Series A-4) 1.45% due 07/01/2029 (a) ...................     12,100,000
  7,450,000  (Series A-5) 1.45% due 10/01/2027 (a) ...................      7,450,000
 13,150,000  (Series A-6) 1.45% due 10/01/2030 (a) ...................     13,150,000
 12,000,000  (Series A-8) 1.45% due 07/01/2032 (a) ...................     12,000,000
-------------------------------------------------------------------------------------
Vermont -- 0.0%
 1,860,000 Vermont EDA IDR (Huber & Suhner -- Series A) VRDN
            1.50% due 10/01/2016 (a) ................................       1,860,000
-------------------------------------------------------------------------------------
Virginia -- 0.7%
  9,200,000 Dinwiddle County, Virginia IDA Exempt Facilities
             Revenue (Chaparral Steel Project -- Series A) DDN
             1.45% due 08/01/2029 (a) ................................      9,200,000
 10,000,000 Municipal Securities Trust Certificate (Upper Occoquan
             Sewer Authority Virginia -- Class A -- Series 2001-
             159) DDN 1.45% due 03/19/2015 (a)(b) ....................     10,000,000
 26,000,000 Norfolk, Virginia IDA Pooled Financing Revenue
             (Sentara Health System Group -- Series 1990-A) CP
             1.13% due 06/10/2003 ....................................     26,000,000
 11,385,000 Suffolk, Virginia IDA Residential Care Facilities
             Revenue (Lake Prince Center Project) VRDN 1.50%
             due 10/01/2031 (a) ......................................     11,385,000
-------------------------------------------------------------------------------------
Washington -- 2.5%
  5,000,000 ABN-AMRO Muni Tops 2001-01 -- King County,
             Washington VRDN 1.46% due 07/01/2006 (a)(b) .............      5,000,000
  6,650,000 Clark County, Washington Public Utilities District
             (Merlots -- Series A-03) VRDN 1.46%
             due 01/01/2010 (a)(b) ...................................      6,650,000
 26,745,000 Eagle Tax-Exempt Trust -- Port of Seattle, Washington
             Passenger Facility Charge (Series 984705) VRDN
             1.44% due 12/01/2019 (a)(b) .............................     26,745,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                               Value
Face Amount                  Issue                                           (Note 1a)
---------------------------------------------------------------------------------------
Washington (continued)
$ 14,680,000 Eagle Tax-Exempt Trust -- Washington State Public
              Power Supply System (Nuclear Project Number 1 --
              Series 964702) VRDN 1.44% due 07/01/2011 (a)(b) ..........   $ 14,680,000
  23,600,000 Municipal Securities Trust Certificate (Washington State
              Motor Vehicle Fuel -- Class A -- Series 2001-112)
              DDN 1.45% due 01/07/2021 (a)(b) ..........................     23,600,000
   4,800,000 Port Bellingham, Washington IDC Environmental
              Facilities Industrial Revenue (West Coast Products)
              DDN 1.40% due 03/01/2038 (a) .............................      4,800,000
   5,785,000 Port Tacoma, Washington Revenue (Merlots --
              Series A-123) VRDN 1.51% due 12/01/2008 (a)(b) ...........      5,785,000
   3,620,000 Seattle, Washington Housing Authority Revenue
              (Wedgewood Estates Project) VRDN 1.45%
              due 09/01/2036 (a) .......................................      3,620,000
   3,750,000 Seattle, Washington Housing Authority Revenue
              (Newholly Project -- Phase III) VRDN 1.45%
              due 12/01/2034 (a) .......................................      3,750,000
   9,300,000 Seattle, Washington Municipal Light & Power Revenue
              RAN 2.50% due 11/21/2003 .................................      9,351,198
   9,680,000 Seattle, Washington Municipal Light & Power Revenue
              (Municipal Securities Trust -- SGA 85) DDN 1.45%
              due 10/01/2023 (a)(b) ....................................      9,680,000
  10,000,000 Snohomish County, Washington Public Utility District
              (#001 Electric Revenue Municipal Securities
              Trust Receipts -- SGA -- 124) DDN 1.45%
              due 12/01/2024 (a)(b) ....................................     10,000,000
   5,500,000 Snohomish County, Transit Infrastructure Bank
              Revenue (Putter -- Series 316) VRDN 1.46%
              due 12/01/2027 (a)(b) ....................................      5,500,000
   4,000,000 Washington State Economic Development Finance
              Authority Solid Waste Disposal Revenue (Waste
              Management Inc. Project -- Series D) VRDN 1.40%
              due 07/01/2027 (a) .......................................      4,000,000
  22,400,000 Washington State Health Care Facilities Authority
              Revenue (Catholic Health -- Series B) VRDN 1.45%
              due 03/01/2032 (a) .......................................     22,400,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                               Value
Face Amount               Issue                                              (Note 1a)
---------------------------------------------------------------------------------------
Washington (continued)
$ 18,135,000 Washington State Housing Finance Community
              Nonprofit Housing Revenue (Kenney Home Project)
              VRDN 1.40% due 12/01/2031 (a) ...........................   $ 18,135,000
   5,715,000 Washington State Certificate Trust Floats -- Austin Trust
              (Series 2002C) GO VRDN 1.44% due 07/01/2023 (a)(b)             5,715,000
  15,985,000 Washington State (Floaters -- Series 2000-389) GO
              VRDN 1.42% due 07/01/2018 (b) ...........................     15,985,000
   6,350,000 Washington State GO (Merlots -- Series A101) VRDN
              1.46% due 07/01/2019 (a)(b) .............................      6,350,000
---------------------------------------------------------------------------------------
West Virginia -- 0.1%
   3,010,000 Cabell County, West Virginia Building Community
              Revenue (Pressley Ridge School Project) VRDN 1.43%
              due 08/01/2022 (a) ......................................      3,010,000
   3,870,000 West Virginia University Revenue (Merlots -- Series
              A-15) VRDN 1.46% due 04/01/2028 (a)(b) ..................      3,870,000
---------------------------------------------------------------------------------------
Wisconsin -- 4.5%
  18,985,000 ABN-AMRO Muni Tops 2001-32 -- Wisconsin State
              VRDN 1.46% due 05/01/2022 (a)(b) ........................     18,985,000
  15,000,000 Appleton, Wisconsin Redevelopment Authority Revenue
              (Fox Cities Perform Arts Center Series B) VRDN
              1.45% due 06/01/2036 (a) ................................     15,000,000
   1,600,000 Janesville, Wisconsin IDR (Lamson & Session Co.
              Project) VRDN 1.50% due 09/01/2007 (a) ..................      1,600,000
   3,000,000 Lake Mills, Wisconsin School District TRAN 2.50%
              due 09/05/2003 ..........................................      3,009,215
   6,000,000 Plymouth, Wisconsin IDR (Great Lake Cheese Inc.
              Project) VRDN 1.50% due 08/01/2004 (a) ..................      6,000,000
   3,460,000 Sturtevant, Wisconsin IDR (Andis Co. Project -
              Series A) VRDN 1.55% due 12/01/2016 (a) .................      3,460,000
  12,745,000 West Allis, Wisconsin Revenue State Fair Park
              Exposition VRDN 1.40% due 08/01/2028 (a) ................     12,745,000
  10,000,000 Wisconsin School District (Cash Flow Management
              Program Certificate Partnership -- Series A-1) TRAN
              2.25% due 09/23/2003 ....................................     10,029,319
              Wisconsin State Petroleum Inspection Fee Revenue
              Bonds CP:
  25,000,000  1.18% due 05/05/2003 ....................................     25,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------

                                                                                 Value
Face Amount                     Issue                                          (Note 1a)
-----------------------------------------------------------------------------------------
Wisconsin (continued)
$15,000,000  1.15% due 05/12/2003 ......................................   $   15,000,000
 16,300,000  1.15% due 05/20/2003 ......................................       16,300,000
 30,000,000  1.17% due 05/20/2003 ......................................       30,000,000
 25,000,000  1.15% due 05/21/2003 ......................................       25,000,000
 15,000,000  1.15% due 05/28/2003 ......................................       15,000,000
            Wisconsin State GO ECN CP:
 30,390,000  1.15% due 05/05/2003 ......................................       30,390,000
 23,920,000  1.15% due 05/14/2003 ......................................       23,920,000
 10,000,000  1.15% due 05/21/2003 ......................................       10,000,000
 20,835,000  1.15% due 05/21/2003 ......................................       20,835,000
 10,435,000  1.17% due 05/21/2003 ......................................       10,435,000
            Wisconsin State Economic Services (Series C) CP:
 34,380,000  1.12% due 05/22/2003 ......................................       34,380,000
 15,000,000  1.15% due 05/28/2003 ......................................       15,000,000
 10,200,000 Wisconsin State Health & Educational Facilities
             Authority Revenue (Gunersen Lutheran -- Series B)
             DDN 1.40% due 12/01/2029 (a) ..............................       10,200,000
 16,600,000 Wisconsin State Health & Educational Facilities
             Authority Revenue (SSM Health Care -- Series 98B)
             DDN 1.40% due 12/01/2032 (a) ..............................       16,600,000
-----------------------------------------------------------------------------------------
Wyoming -- 0.1%
            Laramie County, Wyoming IDR (Cheyenne Light Fuel &
             Power Co.) VRDN:
  3,500,000  (Series 97-B) 1.50% due 09/01/2021 (a) ....................        3,500,000
  5,000,000  (Series 97-A) 1.50% due 03/01/2027 (a) ....................        5,000,000
-----------------------------------------------------------------------------------------
            Total Investments (Cost $8,110,358,981) -- 99.1% ...........   $8,110,358,981
-----------------------------------------------------------------------------------------
            Other Assets Less Liabilities -- 0.9% ......................       76,862,019
-----------------------------------------------------------------------------------------
            Net Assets .................................................   $8,187,221,000
=========================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 2003. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,359,756,000 or 16.6% of net assets.

*     Cost for federal income tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2003
--------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt

                                                                            SAAN     State Aid Anticipation
BAN       Bond Anticipation Notes     IDA     Industrial Development
                                              Authority                              Notes
CP        Commercial Paper            IDB     Industrial Development        S/F      Single Family
                                              Board
DDN       Daily Demand Notes          IDC     Industrial Development        TAN      Tax Anticipation Notes
                                              Corporation
EDA       Economic Development        IDR     Industrial Development        TRAN     Tax Revenue Anticipation
          Authority                           Revenue                                Notes
EDR       Economic Development        M/F     Multi-Family                  VRDN     Variable Rate Demand
          Revenue                                                                    Notes
FXRDN     Fixed Rate Demand Notes     PCR     Pollution Control Revenue

GO        General Obligation          RAN     Revenue Anticipation Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 2003
--------------------------------------------------------------------------------

Assets:
Total investments, at amortized cost and value (Note 1a) ............    $8,110,358,981
Cash ................................................................         2,793,934
Receivable for investments sold .....................................        50,418,500
Interest receivable .................................................        24,050,362
                                                                         --------------
   Total assets .....................................................     8,187,621,777
                                                                         --------------
Liabilities:
Advisory fee payable (Note 2) .......................................           367,297
Accrued expenses ....................................................            33,480
                                                                         --------------
   Total liabilities ................................................           400,777
                                                                         --------------
Net Assets applicable to investors' interests .......................    $8,187,221,000
                                                                         ==============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals .............    $8,187,221,000
                                                                         ==============

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Operations
For the Year Ended April 30, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ..............................       $92,653,613
                                                                            -----------
Expenses:
Investment advisory fee (Note 2) ....................................         3,276,289
Accounting and custodian services ...................................           136,905
Dividend and transfer agency fee ....................................            36,068
                                                                            -----------
   Total expense ....................................................         3,449,262
                                                                            -----------
   Net investment income ............................................        89,204,351
   Net realized gain from investment transactions ...................            15,224
                                                                            -----------
Net Increase in Net Assets Resulting From Operations ................       $89,219,575
                                                                            ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Year            For the Period
                                                                           Ended           January 14, 2002*
                                                                       April 30, 2003      to April 30, 2002
                                                                     ----------------      -----------------
Increase in Net assets:
Operations:
Net investment income ...........................................    $     89,204,351       $   19,672,625
Net realized gain (loss) from investment transactions ...........              15,224               (1,530)
                                                                     ----------------       --------------
Net increase in net assets resulting from operations ............          89,219,575           19,671,095
Capital Transactions:
Assets contributed by Merrill Lynch Institutional Tax-Exempt
 Fund (Note 3) ..................................................                  --        4,386,624,176
Contributions from feeders ......................................       9,052,485,752           81,181,087
Withdrawals from feeders ........................................      (5,428,495,522)         (13,499,496)
                                                                     ----------------       --------------
Net increase in net assets from capital transactions ............       3,623,990,230        4,454,305,767
                                                                     ----------------       --------------
Net increase in net assets ......................................       3,713,209,805        4,473,976,862
Net Assets:
Beginning of period .............................................       4,474,011,195               34,333
                                                                     ----------------       --------------
End of period ...................................................    $  8,187,221,000       $4,474,011,195
                                                                     ================       ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Supplementary Data
--------------------------------------------------------------------------------

                                                                          Year              For the Period
                                                                          Ended            January 14, 2002*
                                                                     April 30, 2003        to April 30, 2002
                                                                     --------------        -----------------
Ratio of expenses to average net assets .........................            .05%                  .05%(1)
Ratio of net investment income, including realized and
 unrealized gains losses, to average net assets .................           1.36%                  1.47%(1)
Net Assets, end of period (000) .................................     $8,187,221             $4,474,011

(1)   On an annualized basis

*     Commencement of Operations

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Master Institutional Money Market Trust (the "Master Trust") is organized as a business trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund, (collectively, the "Master Funds").

     The Master Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Master Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) The value of the Master Premier Institutional and Master Institutional Funds' portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Master Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management, L.P. ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Master Institutional Tax-Exempt portfolio securities are carried at amortized cost which approximates market value.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

     (b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal or state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds' investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

     (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

     (e) Repurchase agreements -- The Master Premier Institutional Fund and the Master Institutional Fund

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) Securities lending -- The Master Premier Institutional Fund and Master Institutional Fund (the "Funds") may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder's, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates
FAM, a subsidiary of Merrill Lynch & Co., Inc. manages each Master Fund's investments under the overall supervision of The Board of Trustees of The Master Trust. Each Master Fund pays FAM a fee at the annual rate of 0.05% of average daily net assets.

     The Funds have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML&Co., or its affiliates. As of April 30, 2003, the Master Premier Institutional Fund lent securities with a value of $200,265,600 to MLPF&S or its affiliates. The Master Institutional Fund did not have any securities on loan at period end. Pursuant to that order, the Funds have also retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or it affiliates. For the year ended April 30, 2003, MLIM, LLC received $5,568,373 in securities lending agent fees.

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Transfer of Assets
Investment operations began on January 14, 2002 with a contribution of investment assets, and related accounts, from Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, and Merrill Lynch Institutional Tax-Exempt Fund of $43,644,470,766, $11,548,477,701, and
$4,386,624,176, respectively, in an exchange for an interest in Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund, respectively, including unrealized appreciation of $61,157,652, $13,877,641, and $0. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Investors of
Master Institutional Money Market Trust:

We have audited the accompanying statements of assets and liabilities of Master Institutional Money Market Trust (the "Master Trust"), consisting of Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund (the "Master Funds"), each a separate series of the Master Trust, including the schedules of investments, as of April 30, 2003, the related statements of operations for the year then ended, and the statements of changes in net assets and supplementary data for each of the two years in the period then ended. These financial statements are the responsibility of the Master Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the respective Master Funds of Master Institutional Money Market Trust as of April 30, 2003, the results of their operations for the year then ended, and the changes in their net assets and supplementary data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts


June 20, 2003

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                                                                                                          Other
                            Position(s)   Length                                                       Directorships
                               Held       of Time                                                        Held by
Name, Address & Age         with Fund     Served       Principal Occupation(s) During Past 5 Years       Trustee
--------------------------------------------------------------------------------------------------------------------
Interested Trustee          President     20 years     Chairman, Americas Region since 2001,               None
Terry K. Glenn*                and                     and Executive Vice President of FAM and
800 Scudders Mill Road       Trustee                   MLIM since 1983; President, Merrill
Plainsboro, NJ 08536                                   Lynch Mutual Funds since 1999; President
Age: 62                                                of FAMD since 1986 and Director thereof
                                                       since 1991; Executive Vice President and
                                                       Director of Princeton Administrators,
                                                       L.P. since 1988; Director of Financial
                                                       Data services ("FDS") since 1985

--------------------------------------------------------------------------------
* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr.
Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice
President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P. His term as
Trustee is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the
Board of Trustees.
--------------------------------------------------------------------------------

                                                                                                          Other
                            Position(s)   Length                                                       Directorships
                               Held       of Time                                                        Held by
Name, Address & Age         with Fund     Served*      Principal Occupation(s) During Past 5 Years       Trustee
--------------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------------
David O. Beim                Trustee      1 year       Professor of Finance and Economics at the       None
410 Uris Hall                                          Columbia University Graduate School of
Columbia University                                    Business since 1991; Chairman of Outward
New York, NY 10027                                     Bound U.S.A. since 1997; Chairman of
Age: 61                                                Wave Hill, Inc. since 1980
--------------------------------------------------------------------------------------------------------------------------
James T. Flynn               Trustee      8 years      Chief Financial Officer of J.P. Morgan &        None
340 East 72nd Street                                   Co., Inc. from 1990 to 1995 and an
New York, NY 10021                                     employee of J.P. Morgan in various
Age: 63                                                capacities from 1967 to 1995.
--------------------------------------------------------------------------------------------------------------------------
Todd Goodwin                 Trustee      26 years     General Partner of Gibbons, Goodwin,            Wells Aluminum Co.,
600 Madison Avenue                                     van Amerogen (investment banking firm)          The Rival Co.,
New York, NY 10022                                     since 1984.                                     U.S. Energy Systems
Age: 71                                                                                                and John Manville
                                                                                                       Corporation
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- Continued
--------------------------------------------------------------------------------


                                                                                                          Other
                            Position(s)   Length                                                       Directorships
                                Held      of Time                                                        Held by
Name, Address & Age          with Fund    Served       Principal Occupation(s) During Past 5 Years       Trustee
--------------------------------------------------------------------------------------------------------------------
Independent Trustees (Continued)
--------------------------------------------------------------------------------------------------------------------
George W. Holbrook, Jr.     Trustee       26 years     Managing Partner of Bradley Resources           Director of
107 John Street                                        Company (private investment company) and        Thoratec
Southport, CT 06490                                    associated with that firm and its               Laboratories
Age: 72                                                predecessors since 1953.                        Corporation
--------------------------------------------------------------------------------------------------------------------
W. Carl Kester              Trustee       8 years
Harvard Business School                                James R. Williston Professor of Business        None
Morgan Hall                                            Administration of Harvard University
393 Soldiers Field                                     Graduate School of Business since 1997,
Boston, MA 02163                                       having been MBA Class of 1958 Professor
Age: 51                                                of Business Administration of Harvard
                                                       University Graduate School of Business
                                                       Administration since 1981; Independent
                                                       Consultant since 1978.
--------------------------------------------------------------------------------------------------------------------
Karen P. Robards            Trustee       1 year       President of Robards & Company, a               None
P.O. Box 9011                                          financial advisory firm, for mor than
Princeton, NJ 08543-9011                               five years; Director of Enable Medical
Age: 52                                                Corp. since 1996; Director of AtriCure,
                                                       Inc. since 2000; Director of CineMuse
                                                       Inc. from 1996 to 2000; Director of
                                                       Cooke Center for Learning and
                                                       Development, a not-for-profit
                                                       organization, since 1987.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The Trustee's term is unlimited.
--------------------------------------------------------------------------------
Fund Officers* and Portfolio Managers
--------------------------------------------------------------------------------
Barry F.X. Smith
 Senior Vice President
John Ng
 Vice President & Portfolio Manager
Kevin Schiatta
 Vice President & Portfolio Manager
P. Michael Walsh
 Vice President & Portfolio Manager
William M. Breen
 Treasurer
Phillip S. Gillespie
 Secretary
--------------------------------------------------------------------------------
* Officers of the Trust serve at the pleasure of the Board of Trustees.
--------------------------------------------------------------------------------

Further information about the Trust's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-225-1576.

--------------------------------------------------------------------------------

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O.Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O.Box 8118
Boston, Massachusetts 12266-8118

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.


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